AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 1998


                                                      REGISTRATION NOS. 33-57536
                                                                        811-7450

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              ---------------------
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 9
                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 10

                              ---------------------
                          AMERICAN ODYSSEY FUNDS, INC.
                           (EXACT NAME OF REGISTRANT)
                                TWO TOWER CENTER
                        EAST BRUNSWICK, NEW JERSEY 08816
                                 (732) 514-2000
          (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                              --------------------
                             PAUL S. FEINBERG, ESQ.
                       SENIOR VICE PRESIDENT AND SECRETARY
                          AMERICAN ODYSSEY FUNDS, INC.
                                TWO TOWER CENTER
                        EAST BRUNSWICK, NEW JERSEY 08816
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                              CHRISTOPHER E. PALMER
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036
                             ----------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):


[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[X] ON MAY 1, 1998 PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485
[ ] ON MAY 1, 1998 PURSUANT TO PARAGRAPH (a)(1) OF RULE 485
[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
[ ] ON ________ PURSUANT TO PARAGRAPH (a)(2) OF RULE 485


IF APPROPRIATE CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                              CROSS REFERENCE SHEET
              (PURSUANT TO RULE 495 OF THE SECURITIES ACT OF 1933)


ITEM NO.                   PART A: INFORMATION REQUIRED IN PROSPECTUS           CAPTION IN PROSPECTUS
--------                   ------------------------------------------           ---------------------
ITEM 1.                    COVER PAGE                                           COVER PAGE

ITEM 2.                    SYNOPSIS                                             SUMMARY OF EXPENSES

ITEM 3.                    FINANCIAL HIGHLIGHTS                                 FINANCIAL HIGHLIGHTS;
                                                                                PERFORMANCE INFORMATION

ITEM 4.                    GENERAL DESCRIPTION OF REGISTRANT                    GENERAL INFORMATION; INVESTMENT
                                                                                OBJECTIVES AND PROGRAMS;
                                                                                ADDITIONAL INVESTMENT INFORMATION

ITEM 5.                    MANAGEMENT OF THE FUND                               MANAGEMENT OF THE FUNDS;
                                                                                PORTFOLIO BROKERAGE; MONITORING
                                                                                FOR POSSIBLE CONFLICT

ITEM 5A.                   MANAGEMENT'S DISCUSSION OF FUND                      NOT APPLICABLE
                           PERFORMANCE

ITEM 6.                    CAPITAL STOCK AND OTHER                              GENERAL INFORMATION; VOTING
                           SECURITIES                                           RIGHTS; PURCHASE AND REDEMPTION
                                                                                OF SHARES; FEDERAL INCOME TAXES;
                                                                                ADDITIONAL INFORMATION

ITEM 7.                    PURCHASE OF SECURITIES BEING                         PURCHASE AND REDEMPTION OF
                           OFFERED                                              SHARES


ITEM 8.                    REDEMPTION OR REPURCHASE                             PURCHASE AND REDEMPTION OF
                                                                                SHARES

ITEM 9.                    PENDING LEGAL PROCEEDINGS                            NOT APPLICABLE

                           PART B: INFORMATION REQUIRED IN                      CAPTION IN STATEMENT OF
ITEM NO.                   STATEMENT OF ADDITIONAL INFORMATION                  ADDITIONAL INFORMATION

ITEM 10.                   COVER PAGE                                           COVER PAGE

ITEM 11.                   TABLE OF CONTENTS                                    TABLE OF CONTENTS

ITEM 12.                   GENERAL INFORMATION AND HISTORY                      NOT APPLICABLE

ITEM 13.                   INVESTMENT OBJECTIVES AND                            INVESTMENT OBJECTIVES AND
                           POLICIES                                             PROGRAMS; INVESTMENT
                                                                                RESTRICTIONS

ITEM 14.                   MANAGEMENT OF THE FUND                               MANAGEMENT OF THE FUNDS

ITEM 15.                   CONTROL PERSONS AND PRINCIPAL                        MANAGEMENT OF THE FUNDS
                           HOLDERS OF SECURITIES

ITEM 16.                   INVESTMENT ADVISORY AND OTHER                        MANAGEMENT OF THE FUNDS
                           SERVICES

ITEM 17.                   BROKERAGE ALLOCATION AND OTHER                       PORTFOLIO TRANSACTIONS
                           PRACTICES

ITEM 18.                   CAPITAL STOCK AND OTHER                              OWNERSHIP OF SHARES
                           SECURITIES

ITEM 19.                   PURCHASE, REDEMPTION AND                             NET ASSET VALUE OF SHARES
                           PRICING OF SECURITIES BEING
                           OFFERED

ITEM 20.                   TAX STATUS                                           FEDERAL INCOME TAXES

ITEM 21.                   UNDERWRITERS                                         MANAGEMENT OF THE FUNDS

ITEM 22.                   CALCULATIONS OF PERFORMANCE DATA                     PERFORMANCE INFORMATION

ITEM 23.                   FINANCIAL STATEMENTS                                 FINANCIAL STATEMENTS


PART C:        OTHER INFORMATION

INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER THE APPROPRIATE ITEM, SO NUMBERED, IN PART C TO THIS REGISTRATION STATEMENT.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                                                      PROSPECTUS
                                                                     May 1, 1998


AMERICAN


Global High-Yield Bond Fund

International Equity Fund

Emerging Opportunities Fund

Core Equity Fund

Long-Term Bond Fund

Intermediate-Term Bond Fund


                                                   [AMERICAN ODYSSEY FUNDS LOGO]

PROSPECTUS                                          AMERICAN ODYSSEY FUNDS, INC.
May 1, 1998
--------------------------------------------------------------------------------

     American Odyssey Funds, Inc. is a diversified open-end management investment company that is currently made up of six different "series" or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues a separate class of capital stock representing an interest in that Fund. The investment objectives of the six Funds are as follows. There is, of course, no assurance that a Fund will achieve its objective.

     AMERICAN ODYSSEY GLOBAL HIGH-YIELD BOND FUND -- seeks maximum long-term total return (capital appreciation and income) by investing primarily in high-yield debt securities (which are sometimes referred to as junk bonds and which typically are rated below investment grade) from the United States and abroad.

     AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

     AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND -- seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small, rapidly growing companies.

     AMERICAN ODYSSEY CORE EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

     AMERICAN ODYSSEY LONG-TERM BOND FUND -- seeks maximum long-term total return (capital appreciation and income) by investing primarily in long-term corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed securities, as well as money market instruments.

     AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND -- seeks maximum long-term total return (capital appreciation and income) by investing primarily in intermediate-term corporate debt securities, U.S. government securities, mortgage-related securities and asset-backed securities, as well as money market instruments.


     Shares of American Odyssey Funds, Inc. may be sold only to: (1) life insurance company separate accounts to serve as the underlying investment vehicle for variable annuity and variable life insurance contracts; (2) qualified retirement plans, including sec.403(b) arrangements, as permitted by Treasury regulations; and (3) life insurance companies and their affiliates.


                            ------------------------

     This prospectus sets forth concisely the information that you, as a purchaser or prospective purchaser of a variable contract or as a participant in a qualified retirement plan, should know before directing that amounts credited to you be invested in the Funds. You should retain this prospectus for future reference.


     American Odyssey Funds, Inc. has filed a Statement of Additional Information with the Securities and Exchange Commission. This prospectus incorporates the Statement of Additional Information by reference. You may obtain the Statement of Additional Information, at no charge, by writing American Odyssey Funds, Inc., Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063, or by calling (732) 514-2000. The date of the Statement of Additional Information is the same as the date of this prospectus.

--------------------------------------------------------------------------------
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              PROSPECTUS CONTENTS


                                                             PAGE
                                                             ----
Summary of Expenses.........................................   3
Financial Highlights........................................   4
General Information.........................................  10
Investment Objectives and Programs..........................  11
     American Odyssey Global High-Yield Bond Fund...........  11
     American Odyssey International Equity Fund.............  14
     American Odyssey Emerging Opportunities Fund...........  16
     American Odyssey Core Equity Fund......................  17
     American Odyssey Long-Term Bond Fund...................  18
     American Odyssey Intermediate-Term Bond Fund...........  20
Additional Investment Information...........................  21
     Options................................................  21
     Futures Contracts......................................  21
     Preferred Stocks, Convertible Securities, and
       Warrants.............................................  22
     Short Sales Against the Box............................  22
     When-Issued and Delayed Delivery Securities............  22
     Lending of Portfolio Securities........................  23
     Investment Restrictions................................  23
Management of the Funds.....................................  23
     Directors and Officers.................................  23
     Manager................................................  24
     Subadvisers............................................  25
     Custodian and Transfer Agent...........................  30
Purchase and Redemption of Shares...........................  30
Performance Information.....................................  31
Federal Income Taxes........................................  32
Other Information...........................................  32
     Voting Rights..........................................  32
     Portfolio Brokerage....................................  33
     Monitoring for Possible Conflict.......................  33
     Conversion of Short-Term Bond Fund to Global High-Yield
       Bond Fund............................................  33
     Previous Subadviser for Emerging Opportunities Fund....  33
     Year 2000 Preparedness.................................  34
     Additional Information.................................  34
Appendix....................................................  34
     Additional Information Regarding Money Market
       Instruments..........................................  34
     Ratings of Debt Securities.............................  35
     Ratings of Commercial Paper............................  38

SUMMARY OF EXPENSES

     The following table shows Fund expenses, expressed as an annual percentage of average net assets. Except where noted, expenses shown were the Funds' actual expenses for 1997. If you have received this prospectus because you are considering the purchase of a variable annuity contract, you should refer instead to the corresponding table in the variable annuity contract prospectus.


                                         GLOBAL      INT'L       EMERGING        CORE       LONG-      INTERMEDIATE-
                                       HIGH-YIELD    EQUITY    OPPORTUNITIES    EQUITY      TERM           TERM
                                       BOND FUND      FUND         FUND          FUND     BOND FUND      BOND FUND
                                       ----------    ------    -------------    ------    ---------    -------------
SHAREHOLDER TRANSACTION EXPENSES
Sales Load on Purchases..............     None        None          None         None        None           None
Sales Load on Reinvested Dividends...     None        None          None         None        None           None
Deferred Sales Load Imposed on
  Redemption.........................     None        None          None         None        None           None
Exchange Fees........................     None        None          None         None        None           None
ANNUAL FUND OPERATING EXPENSES
  (As a percentage of average net
  assets)
Management Fees......................     0.68%(1)    0.61%         0.76%(2)     0.56%       0.50%          0.50%
12b-1 Fees...........................     None        None          None         None        None           None
Other Expenses.......................     0.16%(1)    0.16%         0.21%        0.09%       0.12%          0.13%
TOTAL FUND OPERATING EXPENSES........     0.84%(1)    0.77%         0.97%(2)     0.65%       0.62%          0.63%


---------------

(1) The management fee and other expenses for the Global High-Yield Bond
    Fund are estimates and are not based upon 1997 Fund expenses. Prior to May 1, 1998, the Global High-Yield Bond Fund was named the Short-Term Bond Fund and had a substantially different investment objective and investment program. Information about the Short-Term Bond Fund is unlikely to be helpful to investors and potential investors in the Global High-Yield Bond Fund. See Conversion of Short-Term Bond Fund to Global High-Yield Bond Fund on page 33.



(2) The management fee listed for the Emerging Opportunities Fund is an estimate. Actual management fees will depend upon the Fund's average daily net assets and how the Manager allocates those assets between the Fund's two subadvisers, one of which is new as of May 1, 1998. The estimate that appears above assumes (a) that the Fund has average daily net assets of $258,886,428, which equals the Fund's net assets as of December 31, 1997, and (b) that the Manager allocates the Fund's assets equally between the Fund's two subadvisers.


     The purpose of the following example is to assist you in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. It shows the total expenses that would be payable if you redeemed your shares after having held them for one, three, five and ten year periods respectively. Actual expenses may be greater or less than shown. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance.


                                            GLOBAL      INT'L       EMERGING        CORE       LONG-      INTERMEDIATE-
                                          HIGH-YIELD    EQUITY    OPPORTUNITIES    EQUITY      TERM           TERM
                                          BOND FUND      FUND         FUND          FUND     BOND FUND      BOND FUND
                                          ----------    ------    -------------    ------    ---------    -------------
EXAMPLE
A shareholder would pay the following
 expenses on a $1,000 investment,
 assuming (1) 5% annual return and (2)
 redemption at end of each time period:
                            1 year......      8.56       7.89          9.94         6.66        6.36           6.46
                            3 years.....     26.76      24.69         31.04        20.87       19.91          20.23
                            5 years.....     46.49      42.93         53.86        36.33       34.67          35.22
                            10 years....    103.45      95.69        119.40        81.24       77.60          78.82


     A shareholder would pay the same expenses on the same investment, assuming no redemption.

FINANCIAL HIGHLIGHTS

    The following table has been audited by Coopers & Lybrand, L.L.P., independent accountants. Their unqualified report is included in the Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto which are included in the Statement of Additional Information.



                                                                   INTERNATIONAL EQUITY FUND
                                     -------------------------------------------------------------------------------------
                                      YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED      MAY 17, 1993(1)
                                     DECEMBER 31,       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     TO DECEMBER 31,
                                         1997               1996             1995             1994              1993
                                     -------------      -------------    -------------    -------------    ---------------
NET ASSET VALUE
 Beginning of period...............  $      15.08       $      12.68      $     10.76      $     11.98       $     10.00
                                     ------------       ------------      -----------      -----------       -----------
OPERATIONS
 Net investment income (loss)(2)...          0.57               0.29             0.17            (0.05)             0.03
 Net realized and unrealized gain
   (loss) on investments...........          0.19               2.48             1.87            (0.78)             1.95
                                     ------------       ------------      -----------      -----------       -----------
 Total from investment
   operations......................          0.76               2.77             2.04            (0.83)             1.98
                                     ------------       ------------      -----------      -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment
   income..........................         (0.24)             (0.30)           (0.12)           (0.03)               --
 Distributions from net realized
   gains on investments............         (0.06)             (0.07)              --            (0.26)               --
 Distributions in excess of net
   investment income or realized
   gains...........................         (0.06)                --               --            (0.10)               --
                                     ------------       ------------      -----------      -----------       -----------
 Total distributions...............         (0.36)             (0.37)           (0.12)           (0.39)               --
                                     ------------       ------------      -----------      -----------       -----------
NET ASSET VALUE
 End of period.....................  $      15.48       $      15.08      $     12.68      $     10.76       $     11.98
                                     ============       ============      ===========      ===========       ===========
TOTAL RETURN(3)....................          5.04%             21.93%           19.00%           (6.98)%           19.80%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period.......  $236,571,057       $187,109,248      $92,114,545      $51,712,327       $19,978,108
 Ratios of expenses to average net
   assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................          0.79%              0.86%            1.00%            1.36%             1.76%(4)
  After repayments/reimbursements
    and directed brokerage
    arrangements(5)................          0.77%              0.83%            1.08%            1.25%             1.25%(4)
 Ratios of net investment income to
   average net assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................          1.61%              1.51%            1.70%            0.83%             0.34%(4)
  After repayments/reimbursements
    and directed brokerage
    arrangements...................          1.63%              1.54%            1.62%            0.94%             0.85%(4)
 Portfolio turnover rate...........         23.08%             21.54%           31.40%           50.25%             9.20%
 Average commission rate paid(6)...  $     0.0217       $     0.0219               --               --                --

--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2) Net of expense reimbursements, repayments and directed brokerage arrangements.

(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.

(4)   Annualized.

(5) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/ reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.

(6) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.


Further information about the performance of the Funds appears in the Funds' annual report to shareholders, which you may obtain without charge.

FINANCIAL HIGHLIGHTS

                                                                  EMERGING OPPORTUNITIES FUND
                                     -------------------------------------------------------------------------------------
                                      YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED      MAY 17, 1993(1)
                                     DECEMBER 31,       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     TO DECEMBER 31,
                                         1997               1996             1995             1994              1993
                                     -------------      -------------    -------------    -------------    ---------------
NET ASSET VALUE
 Beginning of period...............  $      13.42       $      15.02     $      11.84      $     10.94       $     10.00
                                     ------------       ------------     ------------      -----------       -----------
OPERATIONS
 Net investment loss (2)...........            --                 --               --               --             (0.01)
 Net realized and unrealized gain
   (loss) on investments...........          0.91              (0.47)            3.81             1.06              0.95
                                     ------------       ------------     ------------      -----------       -----------
 Total from investment
   operations......................          0.91              (0.47)            3.81             1.06              0.94
                                     ------------       ------------     ------------      -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net realized
   gains on investments............            --              (1.13)           (0.58)           (0.16)               --
 Distributions in excess of net
   investment income or realized
   gains...........................            --                 --            (0.05)              --                --
                                     ------------       ------------     ------------      -----------       -----------
 Total distributions...............            --              (1.13)           (0.63)           (0.16)               --
                                     ------------       ------------     ------------      -----------       -----------
NET ASSET VALUE
 End of period.....................  $      14.33       $      13.42     $      15.02      $     11.84       $     10.94
                                     ============       ============     ============      ===========       ===========
TOTAL RETURN (3)...................          6.78%             (3.03)%          32.23%            9.69%             9.40%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period.......  $258,886,428       $171,278,216     $157,192,884      $88,676,329       $29,112,652
 Ratios of expenses to average net
   assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................          0.86%              0.72%            0.77%            0.91%             1.23%(4)
  After repayments/reimbursements
    and directed brokerage
    arrangements (5)...............          0.86%              0.72%            0.77%            0.92%             1.00%(4)
 Ratios of net investment loss to
   average net assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................         (0.20)%            (0.34)%          (0.26)           (0.31)%           (0.60)%(4)
  After repayments/reimbursements
    and directed brokerage
    arrangements...................         (0.20)%            (0.34)%          (0.26)           (0.32)%           (0.88)%(4)
 Portfolio turnover rate...........         80.36%             43.00%           36.02%           27.40%             8.70%
 Average commission rate paid(6)...  $     0.0565       $     0.0505               --               --                --

--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2) Net of expense reimbursements, repayments and directed brokerage arrangements.

(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.

(4)   Annualized.

(5) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.

(6) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.




Further information about the performance of the Funds appears in the Funds' annual report to shareholders, which you may obtain without charge.

FINANCIAL HIGHLIGHTS

                                                                       CORE EQUITY FUND
                                     -------------------------------------------------------------------------------------
                                      YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED      MAY 17, 1993(1)
                                     DECEMBER 31,       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     TO DECEMBER 31,
                                         1997               1996             1995             1994              1993
                                     -------------      -------------    -------------    -------------    ---------------
NET ASSET VALUE
 Beginning of period...............  $      15.49       $      13.32     $      10.06     $      10.33       $     10.00
                                     ------------       ------------     ------------     ------------       -----------
OPERATIONS
 Net investment income(2)..........          0.24               0.26             0.25             0.16              0.06
 Net realized and unrealized gain
   (loss) on investments...........          4.65               2.83             3.63            (0.26)             0.33
                                     ------------       ------------     ------------     ------------       -----------
 Total from investment
   operations......................          4.89               3.09             3.88            (0.10)             0.39
                                     ------------       ------------     ------------     ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment
   income..........................         (0.24)             (0.27)           (0.24)           (0.17)            (0.06)
 Distributions from net realized
   gains
  on investments...................         (0.21)             (0.65)           (0.37)              --                --
 Distributions in excess of net
  investment income or realized
    gains..........................            --                 --            (0.01)              --                --
                                     ------------       ------------     ------------     ------------       -----------
 Total distributions...............         (0.45)             (0.92)           (0.62)           (0.17)            (0.06)
                                     ------------       ------------     ------------     ------------       -----------
NET ASSET VALUE
 End of period.....................  $      19.93       $      15.49     $      13.32     $      10.06       $     10.33
                                     ============       ============     ============     ============       ===========
TOTAL RETURN(3)....................         31.67%             23.20%           38.56%           (1.01)%            3.90%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period.......  $414,698,095       $273,771,526     $183,734,809     $101,591,613       $37,365,875
 Ratios of expenses to average net
   assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................          0.67%              0.68%            0.72%            0.84%             1.12%(4)
  After repayments/reimbursements
    and directed brokerage
    arrangements (5)...............          0.65%              0.66%            0.70%            0.85%             1.00%(4)
 Ratios of net investment income to
  average net assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................          1.36%              1.93%            2.32%            2.27%             1.84%(4)
  After repayments/reimbursements
    and directed brokerage
    arrangements...................          1.38%              1.95%            2.83%            2.27%             1.96%(4)
 Portfolio turnover rate...........         45.54%             45.73%           38.44%           48.16%            48.00%
 Average commission rate paid (6)..  $     0.0596       $     0.0594               --               --                --

--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2) Net of expense reimbursements, repayments and directed brokerage arrangements.

(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.

(4)   Annualized.

(5) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/ reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.

(6) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.





Further information about the performance of the Funds appears in the Funds' annual report to shareholders, which you may obtain without charge.

FINANCIAL HIGHLIGHTS

                                                                      LONG-TERM BOND FUND
                                     -------------------------------------------------------------------------------------
                                      YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED      MAY 17, 1993(1)
                                     DECEMBER 31,       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     TO DECEMBER 31,
                                         1997               1996             1995             1994              1993
                                     -------------      -------------    -------------    -------------    ---------------
NET ASSET VALUE
 Beginning of period...............  $      10.15       $      10.53     $       9.37      $     10.33       $     10.00
                                     ------------       ------------     ------------      -----------       -----------
OPERATIONS
 Net investment income (2).........          0.61               0.50             0.53             0.37              0.62
 Net realized and unrealized gain
   (loss) on investments...........          0.61              (0.36)            1.57            (0.97)             0.45
                                     ------------       ------------     ------------      -----------       -----------
 Total from investment
   operations......................          1.22               0.14             2.10            (0.60)             1.07
                                     ------------       ------------     ------------      -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment
   income..........................         (0.62)             (0.52)           (0.57)           (0.34)            (0.18)
 Distributions from net realized
   gains on investments............         (0.01)                --            (0.27)           (0.02)            (0.56)
 Distributions in excess of net
   investment income or realized
   gains...........................            --                 --            (0.10)              --                --
                                     ------------       ------------     ------------      -----------       -----------
 Total distributions...............         (0.63)             (0.52)           (0.94)           (0.36)            (0.74)
                                     ------------       ------------     ------------      -----------       -----------
NET ASSET VALUE
 End of period.....................  $      10.74       $      10.15     $      10.53      $      9.37       $     10.33
                                     ============       ============     ============      ===========       ===========
TOTAL RETURN(3)....................         12.01%              1.34%           22.44%           (5.79)%           10.70%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period.......  $218,854,351       $160,694,516     $114,612,422      $70,359,236       $25,771,838
 Ratios of expenses to average net
   assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................          0.62%              0.63%            0.66%            0.73%             1.30%(4)(5)
  After repayments/reimbursements
    and directed brokerage
    arrangements (6)...............          0.62%              0.63%            0.70%            0.75%             0.75%(4)
 Ratios of net investment income to
   average net assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................          6.22%              5.88%            6.67%            7.08%            15.19%(4)
  After repayments/reimbursements
    and directed brokerage
    arrangements...................          6.22%              5.88%            6.63%            7.05%            15.73%(4)
 Portfolio turnover rate...........        358.67%            369.32%          381.53%          152.91%           589.40%

--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2) Net of expense reimbursements, repayments and directed brokerage arrangements.

(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.

(4)   Annualized.

(5) The Long-Term Bond Fund did not qualify in 1993 as a regulated investment company for federal income tax purposes because it had substantial short-term capital gains during this period and was not able to meet the requirement that no more than 30% of the Fund's investment income may be from realized capital gains on the sale of securities held for less than three months. While the Fund incurred a federal income tax of approximately $155,000, the investment adviser to the Long-Term Bond Fund reimbursed the Fund for the taxes and related legal expenses, so no shareholder of the Fund was affected. The ratio of expenses to average net assets would have been 2.58% had the adviser not agreed to reimburse the Fund for these expenses. The Fund qualified in 1994, 1995, 1996 and 1997 as a regulated investment company and intends to do so in future years as well.

(6) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.



Further information about the performance of the Funds appears in the Funds' annual report to shareholders, which you may obtain without charge.

FINANCIAL HIGHLIGHTS

                                                                  INTERMEDIATE-TERM BOND FUND
                                     -------------------------------------------------------------------------------------
                                      YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED      MAY 17, 1993(1)
                                     DECEMBER 31,       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     TO DECEMBER 31,
                                         1997               1996             1995             1994              1993
                                     -------------      -------------    -------------    -------------    ---------------
NET ASSET VALUE
 Beginning of period...............  $      10.20        $     10.88      $      9.61      $     10.28       $     10.00
                                     ------------        -----------      -----------      -----------       -----------
OPERATIONS
 Net investment income (2).........          0.59               0.61             0.54             0.38              0.17
 Net realized and unrealized gain
   (loss) on investments...........          0.17              (0.20)            0.90            (0.67)             0.28
                                     ------------        -----------      -----------      -----------       -----------
 Total from investment
   operations......................          0.76               0.41             1.44            (0.29)             0.45
                                     ------------        -----------      -----------      -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment
   income..........................         (0.60)             (0.59)           (0.55)           (0.38)            (0.17)
 Distributions from net realized
   gains on investments............         (0.05)                --            (0.07)              --                --
 Distributions in excess of net
   investment income or realized
   gains...........................            --                 --            (0.05)              --                --
                                     ------------        -----------      -----------      -----------       -----------
 Total distributions...............         (0.65)             (0.59)           (0.67)           (0.38)            (0.17)
                                     ------------        -----------      -----------      -----------       -----------
NET ASSET VALUE
 End of period.....................  $      10.31        $     10.20      $     10.38      $      9.61       $     10.28
                                     ============        ===========      ===========      ===========       ===========
TOTAL RETURN (3)...................          7.50%              3.95%           15.01%           (2.85)%            4.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period.......  $108,595,634        $86,385,074      $73,480,482      $48,570,907       $19,897,257
 Ratios of expenses to average net
   assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................          0.63%              0.66%            0.68%            0.75%             1.37%(4)
  After repayments/reimbursements
    and directed brokerage
    arrangements (5)...............          0.63%              0.66%            0.75%            0.75%             0.75%(4)
 Ratios of net investment income to
   average net assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................          5.90%              5.77%            6.19%            5.35%             3.73%(4)
  After repayments/reimbursements
    and directed brokerage
    arrangements...................          5.90%              5.77%            6.11%            5.35%             4.35%(4)
 Portfolio turnover rate...........        215.97%            191.20%          137.14%           22.72%               --

--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2) Net of expense reimbursements, repayments and directed brokerage arrangements.

(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.

(4)   Annualized.

(5) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.




Further information about the performance of the Funds appears in the Funds' annual report to shareholders, which you may obtain without charge.

FINANCIAL HIGHLIGHTS

                                                                     SHORT-TERM BOND FUND
                                     -------------------------------------------------------------------------------------
                                      YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED      MAY 17, 1993(1)
                                     DECEMBER 31,       DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     TO DECEMBER 31,
                                         1997               1996             1995             1994              1993
                                     -------------      -------------    -------------    -------------    ---------------
NET ASSET VALUE
 Beginning of period...............  $      10.24       $      10.22      $      9.68      $     10.07       $     10.00
                                     ------------       ------------      -----------      -----------       -----------
OPERATIONS
 Net investment income (2).........          0.55               0.37             0.51             0.45              0.19
 Net realized and unrealized gain
   (loss) on investments...........          0.08               0.02             0.54            (0.46)             0.08
                                     ------------       ------------      -----------      -----------       -----------
 Total from investment
   operations......................          0.63               0.39             1.05            (0.01)             0.27
                                     ------------       ------------      -----------      -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment
   income..........................         (0.56)             (0.37)           (0.51)           (0.38)            (0.14)
 Distributions from net realized
   gains on investments............            --                 --               --               --             (0.01)
 Distributions in excess of net
   investment income or realized
   gains...........................            --                 --               --               --             (0.05)
                                     ------------       ------------      -----------      -----------       -----------
 Total distributions...............         (0.56)             (0.37)           (0.51)           (0.38)            (0.20)
                                     ------------       ------------      -----------      -----------       -----------
NET ASSET VALUE
 End of period.....................  $      10.31       $      10.24      $     10.22      $      9.68       $     10.07
                                     ============       ============      ===========      ===========       ===========
TOTAL RETURN (3)...................          6.11%              3.80%           10.86%           (0.14)%            2.70%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period.......  $ 58,820,546       $ 48,672,916      $25,855,313      $17,628,991       $ 8,181,243
 Ratios of expenses to average net
   assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................          0.66%              0.68%            0.76%            1.02%             1.72%(4)
  After repayments/reimbursements
    and directed brokerage
    arrangements (5)...............          0.74%              0.75%            0.75%            0.75%             0.75%(4)
 Ratios of net investment income to
   average net assets:
  Before repayments/reimbursements
    and directed brokerage
    arrangements...................          5.53%              5.54%            5.77%            4.99%             3.52%(4)
  After repayments/reimbursements
    and directed brokerage
    arrangements...................          5.45%              5.47%            5.78%            5.25%             4.49%(4)
 Portfolio turnover rate...........        200.78%            154.51%           93.37%          233.25%           144.30%

--------------------------------------------------------------------------------

(1)   Commencement of operations.

(2) Net of expense reimbursements, repayments and directed brokerage arrangements.

(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown.

(4)   Annualized.

(5) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.


On May 1, 1998, the Short-Term Bond Fund was renamed the Global High-Yield Bond Fund and adopted a substantially different investment objective and investment program. Information about the Short-Term Bond Fund is unlikely to be helpful to investors and potential investors in the Global High-Yield Bond Fund. See Conversion of Short-Term Bond Fund to Global High-Yield Bond Fund on page 33.




Further information about the performance of the Funds appears in the Funds' annual report to shareholders, which you may obtain without charge.

GENERAL INFORMATION

     American Odyssey Funds, Inc. (the "Company") was organized as a Maryland corporation in December 1992. It is registered under the Investment Company Act of 1940, as amended ("1940 Act") as an open-end diversified management investment company, commonly known as a "mutual fund." It is currently made up of six different "series" or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues a separate class of capital stock for each Fund. Each share of capital stock issued with respect to a Fund has a pro-rata interest in the assets of that Fund and has no interest in the assets of any other Fund. Each Fund bears its own liabilities and also its proportionate share of the general liabilities of the Company.


     The Company utilizes a Manager/Subadviser structure for advisory services. American Odyssey Funds Management, Inc. (the "Manager") serves as the overall investment adviser to the Company. The subadvisers perform the actual day-to-day management of the Funds. The Manager monitors the performance of the subadvisers and will recommend changes if warranted. For those Funds with more than one subadviser (currently, only the Emerging Opportunities Fund), the Manager allocates the Fund's assets between or among the Fund's subadvisers. Pursuant to an order issued by the Securities and Exchange Commission, the Company's Board of Directors may change or add subadvisers, or amend existing subadvisory agreements in certain respects, without shareholder approval. For more information, see Subadvisers on page 25. The current subadvisers are set forth below.



                 FUND                                   SUBADVISER(S)
                 ----                                   -------------
American Odyssey Global High-Yield          BEA Associates
  Bond Fund
American Odyssey International Equity       Bank of Ireland Asset Management Fund
  Fund                                        (U.S.) Limited
American Odyssey Emerging                   Cowen Asset Management and Chartwell
  Opportunities Fund                          Investment Partners
American Odyssey Core Equity Fund           Equinox Capital Management, L.L.C.
American Odyssey Long-Term Bond Fund        Western Asset Management Company
American Odyssey Intermediate-Term          Travelers Asset Management
  Bond Fund                                   International Corporation



     For more information, see Management of the Funds on page 23.

INVESTMENT OBJECTIVES AND PROGRAMS

     The investment objectives of the various Funds, and their programs for achieving those objectives, are described below. There can be no assurance, of course, that the Funds will achieve their investment objectives. The investment objectives of the Funds are fundamental, which means that they may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund, or if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. Unless otherwise indicated, each Fund's practices, policies, and programs for achieving its objective are not fundamental, which means that the Board of Directors of the Company may change them without shareholder approval. The Statement of Additional Information contains additional information regarding these investment practices and their associated risks.

AMERICAN ODYSSEY GLOBAL HIGH-YIELD BOND FUND

     Investment Objective. The investment objective of the Global High-Yield Bond Fund is maximum long-term total return (capital appreciation and income) by investing primarily in high-yield debt securities (which sometimes are referred to as junk bonds and which typically are rated below investment grade) from the United States and abroad.

     Investment Program. To achieve its objective, the Fund generally invests at least 85% of its assets in a diversified portfolio of (1) domestic high-yield debt securities; (2) foreign high-yield debt securities, particularly from emerging markets; (3) investment-grade debt securities; (4) equity securities with high income potential or that are related to debt securities; (5) mortgage-related securities; (6) asset-backed securities; (7) U.S. government securities; and (8) money market instruments. Most securities in which the Fund invests are characterized by high income potential, but in selecting securities the Fund's subadviser also considers potential for growth of capital. The Manager and the Fund's subadviser currently intend to weight the Fund's portfolio more heavily toward domestic, rather than foreign, high-yield debt securities.

     Domestic High-Yield Debt. The portfolio ordinarily includes a substantial number of bonds and other debt securities that, as a class, sell at discounts from par value. These securities, sometimes referred to as junk bonds, are generally rated below investment grade by nationally recognized statistical rating organizations ("NRSROs") -- for example, ratings of Ba or lower by Moody's Investors Service, Inc. ("Moody's") or of BB or lower by Standard & Poor's Corporation ("S&P") -- and are typically considered high risk securities. The Fund may also purchase unrated debt securities of comparable quality. The Fund may invest in a debt security of any rating; i.e., there is no minimum rating. For a description of Moody's and S&P's ratings, see the Appendix.

     The Fund may purchase specialized types of high-yield securities such as, but not limited to, zero coupon bonds, pay-in-kind ("PIK") bonds, reset bonds, and increasing rate notes ("IRNs"), each of which is described in the Statement of Additional Information.

     Foreign High-Yield Debt. The portfolio ordinarily also includes a substantial number of bonds or other debt instruments issued by foreign companies or governmental agencies that, like domestic high-yield debt securities, sell at discounts from par value. Some or all of these securities may issue from emerging markets, i.e., countries with limited or developing capital markets. The portfolio's foreign securities may be denominated in foreign or U.S. currencies. Like their domestic counterparts, these securities are generally rated below investment grade by NRSROs or are unrated, are typically considered high risk securities, and may be referred to as junk bonds.

     Investment-Grade Debt. The Fund may also invest in investment-grade debt, i.e., corporate and other debt securities rated at least Baa by Moody's or at least BBB by S&P at the time of purchase, or other debt securities judged to be of comparable quality by another NRSRO or by the subadviser. For a description of Moody's and S&P's ratings, see the Appendix. The Fund may invest in investment-grade debt securities issued in the United States or issued in foreign countries. Foreign debt securities may be denominated in either U.S. or foreign currencies.

     Equity Securities. The Fund may invest in equity securities, including both preferred and common stock, that the subadviser believes has potential to generate high dividend income. The Fund may also invest in convertible securities, warrants, and units that combine debt and equity securities or that share characteristics of each. The Fund may retain equity securities acquired if the Fund exercises conversion options in securities it holds. Equity securities held by the Fund be may issued by domestic or foreign corporations. The risks of investing in domestic and foreign equity securities are discussed below in connection with the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund. In addition to the risks ordinarily associated with equity securities, the equity securities in which the Fund may invest may be subject to some or all of the risks associated with investment-grade and/or high-yield debt securities.

     Mortgage-Related Securities, Asset-Backed Securities, U.S. Government Securities, and Money Market Instruments (including Repurchase Agreements and Reverse Repurchase Agreements). The Fund may also invest in these securities, which are described below in connection with the Long-Term Bond Fund. The Fund generally will invest in money market instruments only for temporary, defensive, or liquidity purposes.

     Risks of Investing in Emerging Market and Other Foreign
Securities. General information about the risks of investing in foreign securities is set forth below in connection with the International Equity Fund. The risks of international investing may be intensified in the case of investments in emerging markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Foreign issuers, particularly those in emerging markets, are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.

     The following countries currently are not considered to have emerging market economies: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom, and the United States. This list may change from time to time.


     Foreign Currency Forward Contracts. To facilitate the purchase and sale of foreign securities and to manage foreign exchange risk, the Fund may enter into forward contracts to purchase or sell foreign currencies. Although such instruments may reduce the risk of loss due to a decline in the value of the currency that is sold, they also limit any possible gain that might result should the currency increase. Similarly, although such instruments are used primarily to protect a Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, thus adversely affecting the Fund's total return. More information is set forth below in connection with the International Equity Fund and in the Statement of Additional Information.


     In addition, the Fund may enter into such forward contracts for investment purposes as well as for hedging purposes. Successful investment in foreign currency forward contracts depends upon the subadviser's ability accurately to forecast changes in foreign currency exchange rates, and such investments may be considered speculative. Making such forecasts involves techniques and capabilities different from those required to analyze debt or equity securities.

     General Risk Considerations. There can be no assurance that the Fund will achieve its investment objective. Because of its investment policy, the Fund may or may not be suitable or appropriate for certain investors. The general risk inherent in investing in the Fund is that the net asset value will fluctuate in response to changes in economic conditions, interest rates, and the market's perception of the underlying portfolio securities of the Fund. Income and yields on high-yield securities, as on all securities, will fluctuate over time.

     In addition, special considerations pertain to high-yield securities. The Fund invests aggressively and seeks to maximize return over time from a combination of many factors, including high current income and capital appreciation. Such aggressive investing involves greater risk and additional considerations than are present when investing in higher quality debt securities. These risks and considerations relate, among other things, to: (1) the speculative nature of high-yield securities, (2) their sensitivity to interest rate and economic changes, (3) payment expectations, and (4) liquidity and valuation issues. While these risks, which are described below, provide the opportunity for maximizing return over time, they may result in greater fluctuation of the net asset value of the Fund's shares.

     Speculative Nature of High-Yield Securities. Bonds rated below investment grade generally involve greater volatility of price and risk of principal and income than bonds in the higher rating categories and are, on balance, considered predominantly speculative. While such bonds will usually have some quality and protective characteristics, these characteristics are outweighed by uncertainties of major risk exposures to adverse conditions. The Fund's subadviser will attempt to control risk through diversification, credit analysis, review of sector and industry trends, interest rate forecasts, and economic analysis, as well as fundamental analysis of individual securities. The Fund's subadviser performs its own credit analyses of the Fund's investments, obtains research from third-party sources, and does not rely solely on ratings assigned by rating services; as a result, achievement of the Fund's investment objective may be more dependent on the subadviser's credit analyses than is the case for Funds that invest in higher quality bonds. The subadviser will monitor the issuers of the Fund's securities to determine if they will have sufficient cash flow and profits to meet required principal and interest payments. Credit ratings are meant to evaluate the safety of bond principal and interest payments, and do not necessarily serve as a proxy for the market value risk of a high-yield security. The Fund may retain a security whose NRSRO credit rating has changed.

     Sensitivity to Interest Rate and Economic Changes. As a general matter, the yields of high-yield securities will fluctuate over time. The prices of high-yield bonds tend to be less sensitive to interest rate changes than higher-rated debt securities, but are more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that can adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. Such events could severely disrupt the market for high-yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest, leading to a greater incidence of default. If the issuer of a bond defaulted, the Fund may incur additional expenses to seek recovery. Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and therefore in the Fund's asset value.

     Payment Expectations. High-yield bonds present certain risks based on payment expectations. For example, high-yield bonds may contain redemption or call provisions. If an issuer exercises such a provision in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.

     Liquidity and Valuation. Some high-yield securities may lack an established retail secondary market and therefore may be thinly traded. This may make it more difficult to value such securities accurately or to sell them. To the extent reliable data is unavailable from an outside source, the subadviser's judgment will play a greater role in valuation. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield bonds, especially in a thinly-traded market. In addition, illiquid or restricted high-yield securities may involve special registration responsibilities, liabilities, and costs.

AMERICAN ODYSSEY INTERNATIONAL EQUITY FUND

     Investment Objective. The investment objective of the International Equity Fund is maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.

     Investment Program. To achieve its objective, the Fund invests primarily in common stocks of established non-U.S. companies. Under normal market conditions, at least 65% of the Fund's total assets are invested in the securities of companies domiciled in at least five foreign countries, not including the United States.

     Debt Securities. The Fund may acquire fixed income debt securities. It does so primarily for defensive purposes, but may also do so where anticipated interest rate movements, or factors affecting the degree of risk inherent in a fixed income security, are expected to change significantly so as to produce appreciation in the security consistent with the objective of the Fund.

     Cash Reserves. The Fund may establish and maintain reserves for temporary purposes or to enable it to take advantage of buying opportunities. The Fund's reserves are invested in high quality domestic and foreign instruments, including, but not limited to, obligations of the U.S. government and its agencies and instrumentalities, bank obligations, commercial paper, and short-term corporate debt securities. The Fund may also enter into repurchase agreements and reverse repurchase agreements. These instruments are described below in connection with the Long-Term Bond Fund and in the Appendix.

     Depository Receipts. The Fund might not always purchase securities on the principal market. For example, the Fund may purchase American Depository Receipts ("ADRs"). ADRs are registered receipts typically issued in the United States by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities (described below), such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, and may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The Fund may likewise utilize European Depository Receipts ("EDRs"), which are similar instruments, in bearer form, designed for use in the European securities markets.

     Foreign Currency Transactions. Normally, exchange transactions will be conducted on a spot or cash basis at the prevailing rate in the foreign exchange market. However, to hedge against unfavorable changes in exchange rates, and to facilitate transactions, the Fund (1) may enter into forward contracts to purchase or sell foreign currencies, (2) may purchase and sell options on foreign currencies, and (3) may purchase and sell foreign currency futures contracts and options thereon. Although such instruments may reduce the risk of loss due to a decline in the value of the currency which is sold, they also limit any possible gain which might result should the value of the currency increase. Similarly, although such instruments will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted thus adversely affecting the Fund's total return. For more information, see the Statement of Additional Information.

     General Risk Considerations. There can be no assurance that the Fund will achieve its investment objective. Because of its investment policy, the Fund may or may not be suitable or appropriate for certain investors. An investor who selects this Fund will incur the risks generally associated with investment in equity securities. But an investor bears additional risks. Foreign investments involve sovereign risk, which includes the risk of adverse local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and currency blockage (which would prevent local currency from being sold). Foreign investments may also be affected favorably or unfavorably by changes in currency rates and exchange control regulations. And there is a risk that the subadviser may not adequately hedge those risks. There also may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, the financial markets on which they are traded may be subject to less strict governmental supervision, and foreign brokerage commissions and custodian fees are generally higher than in the United States.

AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND

     Investment Objective. The investment objective of the Emerging Opportunities Fund is maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small, rapidly growing companies.

     Investment Program. To achieve its objective, the Fund will invest primarily in common stocks of companies with a market value of less than $1 billion that the investment manager believes will grow more rapidly than larger well-established companies.

     Cash Reserves. The Fund is normally fully invested in equities, but may establish and maintain reserves for temporary purposes or to enable it to take advantage of buying opportunities. The Fund's reserves are invested in high quality domestic and foreign instruments, including, but not limited to, obligations of the U.S. government and its agencies and instrumentalities, bank obligations, commercial paper, and short-term corporate debt securities. The Fund may also enter into repurchase agreements and reverse repurchase agreements. These instruments are described below in connection with the Long-Term Bond Fund and in the Appendix.

     Foreign Securities and Foreign Currency Transactions. The Fund may invest in securities principally traded in markets outside the United States and in American Depository Receipts ("ADRs"). To facilitate the purchase and sale of those securities and to manage foreign exchange risk, the Fund may enter into forward contracts to purchase or sell foreign currencies. More information concerning foreign securities, ADRs, and foreign currency transactions is set forth above in connection with the International Equity Fund and in the Statement of Additional Information.

     General Risk Considerations. There can be no assurance that the Fund will achieve its investment objective. Because of its investment policy, the Fund may or may not be suitable or appropriate for certain investors. The Fund is designed for long-term investors who can accept the somewhat larger risks entailed in seeking long-term growth through investment in small companies. The value of the Fund's securities will fluctuate based on market conditions, specific industry conditions, and the condition of the individual issuers. Moreover, while investments in foreign securities and foreign currency forward contracts are intended to reduce overall risk by providing further diversification, such investments involve additional risks discussed above in connection with the International Equity Fund and in the Statement of Additional Information. Consistent with a long-term investment approach, investors selecting the Fund should be prepared to withstand periods of adverse market conditions and should not invest in the Fund with an objective of short-term financial gain.

AMERICAN ODYSSEY CORE EQUITY FUND

     Investment Objective. The investment objective of the Core Equity Fund is maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.

     Investment Program. To achieve its objective, the Fund invests primarily in the stocks of a diversified group of well-established companies which have favorable valuations relative to the overall market (i.e., the S&P 500) and are expected to demonstrate long-term earnings growth that is greater than the projected growth rate for the economy as a whole.

     Cash Reserves. The Fund is normally fully invested in equities, but may establish and maintain reserves for temporary purposes or to enable it to take advantage of buying opportunities. The Fund's reserves are invested in high quality domestic and foreign instruments, including, but not limited to, obligations of the U.S. government and its agencies and instrumentalities, bank obligations, commercial paper, and short-term corporate debt securities. The Fund may also enter into repurchase agreements and reverse repurchase agreements. These instruments are described below in connection with the Long-Term Bond Fund and in the Appendix.

     Foreign Securities. The Fund may invest in securities principally traded in markets outside the United States and in American Depository Receipts ("ADRs"). To facilitate the purchase and sale of those securities and to manage foreign exchange risk, the Fund may enter into forward contracts to purchase or sell foreign currencies. More information concerning foreign securities, ADRs, and foreign currency transactions is set forth above in connection with the International Equity Fund and in the Statement of Additional Information.

     General Risk Considerations. There can be no assurance that the Fund will achieve its investment objective. Because of its investment policy, the Fund may or may not be suitable or appropriate for certain investors. The Fund is designed for long-term investors who can accept the risks entailed in seeking long-term growth of capital and an increase in future income through investment primarily in common stocks. By investing primarily in well-established growth companies, the Fund seeks to avoid some of the volatility associated with investment in less established companies. The Manager believes that, over the long term, the earnings of well-established growth companies will not be as adversely affected by unfavorable economic conditions as the earnings of more cyclical companies. As with the Emerging Opportunities Fund, the value of the securities held will fluctuate based on a variety of factors, and thus investors selecting the Fund should be prepared to withstand periods of adverse market conditions and should not invest with an objective of short-term financial gain. Moreover, to the extent the Fund invests in foreign securities, although investments in such securities and in foreign currency forward contracts are intended to reduce overall risk by providing further diversification, these investments involve additional risks discussed above in connection with the International Equity Fund and in the Statement of Additional Information.

AMERICAN ODYSSEY LONG-TERM BOND FUND

     Investment Objective. The investment objective of the Long-Term Bond Fund is maximum long-term total return (capital appreciation and income) by investing primarily in long-term corporate debt securities, U.S. government securities, mortgage-related securities, and asset-backed securities, as well as money market instruments.

     Investment Program. To achieve its objective, the Fund generally invests at least 85% of its assets in a diversified portfolio of five categories of marketable (i.e., securities for which market quotations are readily available) debt instruments: (1) corporate debt securities, (2) U.S. government securities,
(3) mortgage-related securities, (4) asset-backed securities, and (5) money market instruments.

     The dollar-weighted average maturity of the Fund's investments will generally vary between eight and 25 years, depending upon the subadviser's opinion of current and future economic conditions. The subadviser expects that the portfolio turnover rate for the Fund will exceed 100%. Although brokerage expenses increase as turnover increases, the subadviser believes that the benefits of more active trading exceed the additional costs.

     Corporate Debt. The Fund may invest in corporate debt that has been rated investment grade by a nationally recognized statistical rating organization ("NRSRO"), e.g., corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or at least BBB by Standard & Poor's Corporation ("S&P") at the time of purchase. The Fund may also purchase unrated corporate debt securities that the subadviser determines to be of comparable quality. For a description of Moody's and S&P's ratings, see the Appendix.

     U.S. Government Securities. The Fund may purchase (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), (2) obligations guaranteed as to principal and interest by the U.S. Treasury (such as obligations of the Farmers Home Administration and the Export-Import Bank), and
(3) obligations issued by U.S. government agencies and instrumentalities that are neither direct obligations of nor guaranteed by the U.S. Treasury (such as obligations of Federal Land Banks, Central Bank for Cooperatives, and Federal Intermediate Credit Banks).

     Mortgage-Related Securities. The Fund may invest in mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent an interest in a pool of mortgages, such as 30-year and 15-year fixed mortgages and adjustable rate mortgages. For GNMA securities, the payment of principal and interest on the underlying mortgages is guaranteed by the full faith and credit of the U.S. government; for FNMA and FHLMC securities the payment of principal and interest is guaranteed by the issuing agency, but not the U.S. government. The guarantees, however, do not extend to the securities' value or yield, which like other fixed income securities, are likely to fluctuate inversely with fluctuations in interest rates.

Mortgage-backed securities have an investment characteristic that is not applicable to most other fixed-income securities. When interest rates fall appreciably, mortgage borrowers tend to refinance and prepay their mortgages, increasing the principal payments from the pool. The proceeds can then be reinvested, but only at lower rates. Thus, although the value of mortgage-backed securities will generally decrease in the same way as other bonds when interest rates are rising, their value may not increase as much when interest rates are falling.

     The Fund may invest in mortgage-backed securities issued by private entities, such as commercial or mortgage banks, savings and loan associations, or broker-dealers, that meet the quality standards set forth above for corporate debt. The issuer's obligation may vary but often it is to "pass-through" the payments of principal and interest upon the mortgages in the pool. In some cases timely payment of principal and interest is guaranteed or insured by a third party, but in all cases, like any other fixed-income security, a default by the issuer could lead to a loss.

     The Fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are mortgage-backed securities that have been partitioned into several classes with a ranked priority with respect to payments on the underlying mortgages. The prepayment risks of certain CMOs are higher than that of other mortgage-backed securities because of this partitioning. In addition, certain CMOs have encountered liquidity problems in rising interest rate environments with consequent adverse effects on their market values.

     Asset-Backed Securities. The Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). Asset-backed commercial paper, one type of asset-backed securities, is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

     Money Market Instruments. The Fund may invest in money market instruments, including bank obligations and commercial paper. The Fund may also engage in repurchase agreements and reverse repurchase agreements. These instruments are described in the Appendix.

     High-Yield Debt. The Fund may invest up to 15% of its assets in debt securities rated below investment grade by an NRSRO, e.g., securities with a Moody's rating of Ba or lower, or with an S&P rating of BB or lower. The Fund may also purchase unrated corporate debt securities that the subadviser determines to be of comparable quality. While debt securities rated below investment grade, sometimes referred to as junk bonds, generally offer a higher yield than higher-rated securities, they involve additional risks. More information about high-yield debt and its risks is set forth above in connection with the Global High-Yield Bond Fund and in the Statement of Additional Information.

     Foreign Securities and Foreign Currency Transactions. The Fund may invest up to 25% of its assets in fixed income securities of foreign companies or governmental agencies denominated in foreign currencies. To facilitate the purchase and sale of those securities and to manage foreign exchange risk, the Fund may enter into forward contracts to purchase or sell foreign currencies. More information concerning foreign securities and foreign currency transactions as well as the risks of these investments is set forth above in connection with the International Equity Fund and in the Statement of Additional Information.

     General Risk Considerations. There can be no assurance that the Fund will achieve its investment objective. Because of its investment policy, the Fund may or may not be suitable or appropriate for certain investors. The value of the portfolio securities of the Fund will fluctuate based upon market conditions and interest rates. An increase in interest rates will generally reduce the value of debt securities, and conversely, a decline in interest rates will generally increase the value of debt securities. This effect is generally greater the longer the maturity of the security. Thus, the Long-Term Bond Fund will likely be subject to greater fluctuation in value than the Intermediate-Term Bond Fund. The Fund is also subject to credit risk -- the risk that the issuer will not be able to meet its obligations. Although the Fund seeks to reduce credit risk through credit analysis and investment in a diversified portfolio, these measures do not eliminate the risk entirely.

AMERICAN ODYSSEY INTERMEDIATE-TERM BOND FUND

     Investment Objective. The investment objective of the Intermediate-Term Bond Fund is maximum long-term total return (capital appreciation and income) by investing primarily in intermediate-term corporate debt securities, U.S. government securities, mortgage-related securities, and asset-backed securities, as well as money market instruments.

     Investment Program. To achieve its objective, the Fund generally invests at least 85% of its assets in a diversified portfolio of five categories of marketable (i.e., securities for which market quotations are readily available) debt instruments: (1) corporate debt securities, (2) U.S. government securities,
(3) mortgage-related securities, (4) asset-backed securities, and (5) money market instruments. The Fund may also engage in repurchase agreements and reverse repurchase agreements. These securities are described in more detail above in connection with the Long-Term Bond Fund and in the Appendix.

     The dollar-weighted average maturity of the Fund's investments will generally vary between two and seven years, depending upon the subadviser's opinion of current and future economic conditions.

     The Fund will invest primarily in debt securities that have been rated investment grade by a nationally recognized statistical rating organization ("NRSRO"), e.g., corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or at least BBB by Standard & Poor's Corporation ("S&P") at the time of purchase, or unrated debt securities that the subadviser determines to be of comparable quality. The Fund may invest up to 15% of its assets in high-yield debt securities with lower ratings (or comparable unrated securities as determined by the investment manager) as long as the subadviser determines that the investment is consistent with the Fund's objective of preserving capital. More information about high-yield debt and its risks is set forth above in connection with the Global High-Yield Bond Fund and in the Statement of Additional Information.

     Foreign Securities and Foreign Currency Transactions. The Fund may invest up to 25% of its assets in fixed income securities issued by foreign companies or governments and their agencies denominated in foreign currencies. To facilitate the purchase and sale of those securities and to manage foreign exchange risk, the Fund may enter into forward contracts to purchase or sell foreign currencies. More information concerning foreign securities and foreign currency transactions as well as the risks of these investments is set forth above in connection with the International Equity Fund and in the Statement of Additional Information.

     General Risk Considerations. There can be no assurance that the Fund will achieve its investment objective. Because of its investment policy, the Fund may or may not be suitable or appropriate for certain investors. The value of the portfolio securities of the Fund fluctuates based upon market conditions and interest rates. An increase in interest rates generally reduces the value of debt securities, and conversely, a decline in interest rates generally increases the value of debt securities. This effect is generally greater the longer the maturity of the security. Thus the Intermediate-Term Bond Fund will likely be subject to less fluctuation in value than the Long-Term Bond Fund. The Fund is also subject to credit risk -- the risk that the issuer will not be able to meet its obligations. Although the Fund seeks to reduce credit risk through credit analysis and investment in a diversified portfolio, these measures do not eliminate the risk entirely.

ADDITIONAL INVESTMENT INFORMATION

     Options. Each Fund may write (i.e., sell) options under certain limitations set forth in the Statement of Additional Information. More specifically, (1) the Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may purchase and write (i.e., sell) put and call options on stocks or stock indices that are traded on national securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"); (2) any Fund other than the Emerging Opportunities and the Core Equity Funds may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York; and (3) any Fund may purchase and write (i.e., sell) put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade. The Funds will only write covered options, as explained in the Statement of Additional Information. An option gives the owner the right to buy or sell securities at a predetermined exercise price for a given period of time. Although options are primarily used to minimize principal fluctuations, or to generate additional premium income for the Funds, they do involve certain risks. Writing covered call options involves the risk of not being able to effect closing transactions at a favorable price or participate in the appreciation of the underlying securities or index above the exercise price. Writing covered put options also involves the risk of not being able to effect closing transactions at favorable prices or losing part or all of the securities used for cover if the price of the underlying security falls below the exercise price. Purchasing put or call options involves the risk of losing the entire premium (purchase price of the option). The Statement of Additional Information contains further details concerning the Funds' use of options and the risks involved.

     Futures Contracts. Each Fund may enter into futures contracts and options thereon under certain limitations set forth in the Statement of Additional Information. More specifically, (1) the

Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may buy and sell stock index futures contracts traded on a commodities exchange or board of trade and options thereon; (2) any Fund other than the Emerging Opportunities and the Core Equity Funds may buy and sell futures contracts on interest bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices and options thereon; and (3) any Fund may buy and sell futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit and options thereon. The Funds use these instruments as a hedge against or to minimize adverse principal fluctuations or as an efficient means of adjusting its exposure to the market. The Funds do not use futures contracts or options thereon for speculation. Each Fund limits its use of futures contracts and options thereon so that no more than 5% of the Fund's total assets will be committed to initial margin deposits or premiums on options. Furthermore, immediately after entering into such contracts or purchasing such options, no more than 30% of a Fund's total assets may be represented by such contracts and options (other than futures contracts and options thereon relating to money market instruments). These contracts and options entail certain risks, including (but not limited to) the following: (1) no assurance that futures contracts transactions can be offset at favorable prices; (2) possible reduction of the Fund's total return due to the use of hedging; (3) possible reduction in value of both the securities hedged and the hedging instrument; (4) possible lack of liquidity due to daily limits on price fluctuation or other factors; (5) an imperfect correlation between price movements in the contract and in the securities being hedged; and (6) potential losses in excess of the amount invested in the futures contracts themselves. The Statement of Additional Information contains further details concerning the Funds' use of futures contracts and the risks involved.


     Preferred Stocks, Convertible Securities, and Warrants. Each Fund may invest in preferred stocks and convertible securities. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before common stockholders but after debt holders. Convertible securities are debt or preferred stock which are convertible into or exchangeable for common stock. In addition, the Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may invest in warrants. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrant (generally two or more years).


     Short Sales Against the Box. The Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, with or without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"); provided, that if further consideration is required in connection with the conversion or exchange, cash or U.S. government securities in an amount equal to such consideration must be put in a segregated account.

     When-Issued and Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis (i.e., delivery and payment can take place a month or more after the date of the transaction). A Fund will make commitments for when-issued transactions only with the intention of actually acquiring the securities and, to facilitate such acquisitions, the Fund's custodian bank will maintain in a temporary holding account cash, U.S. government securities or other high-grade debt obligations having a value equal to or greater than such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the temporary holding account and/or from then available cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition it could, as with the disposition of any other Fund security, incur a gain or loss due to market fluctuations. No when-issued commitments will be made if, as a result, more than 15% of the Fund's net assets would be so committed.

     Lending of Portfolio Securities. For the purpose of realizing additional income, each Fund may, as a fundamental policy, lend securities with a value of up to 33% of its total assets to unaffiliated broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Although the risks of lending portfolio securities are believed to be slight, as with other extensions of secured credit, such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed to be of good standing and will not be made unless the consideration to be earned from such loans would justify the risk.


     Investment Restrictions. Each Fund is also subject to certain investment restrictions which are fundamental and may not be changed except with the approval of a majority vote (as defined on page 11) of the persons having voting rights with respect to the affected Fund. Investment limitations may also arise under state insurance laws and regulations, and each Fund will comply with any such applicable limitation. For a detailed discussion of the investment restrictions applicable to the Funds, see INVESTMENT RESTRICTIONS in the Statement of Additional Information.


MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS


     The affairs of the Company are managed under the direction of its Board of Directors. The Company utilizes a Manager/Subadviser structure for advisory services. The Directors decide upon matters of general policy and review the actions of the Company's investment manager and subadvisers. Pursuant to an order issued by the Securities and Exchange Commission, the Company's Board of Directors may change or add subadvisers, or amend existing shareholder agreements in certain respects, without shareholder approval. For more information, see Subadvisers on page 25.


     The Company is responsible for the payment of certain fees and expenses including, among others, the following: (1) management and investment advisory and subadvisory fees; (2) the fees of non-interested directors; (3) the fees of the Funds' custodian; (4) the fees of the Company's legal counsel and independent accountants; (5) brokerage commissions incurred in connection with fund transactions; (6) all taxes and charges of governmental agencies; (7) the reimbursement of organizational expenses; and (8) expenses of printing and mailing prospectuses and other expenses related to shareholder communications.

MANAGER

     American Odyssey Funds Management, Inc. (the "Manager"), Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063, is the overall investment adviser of the Company. Pursuant to separate subadvisory agreements between the Manager and the subadvisers, the subadvisers furnish investment advisory services in connection with the management of the Funds. The Manager continues to have ultimate responsibility for all investment advisory services pursuant to the Management Agreement and supervises the subadvisers' performance of such services. The Manager provides accounting services to and keeps the accounts and records of the Company, other than those maintained by the custodian. It or an affiliated company pays the salaries and expenses of all of its and the Company's personnel except for fees and expenses of the non-interested directors. It or an affiliated company provides necessary office space, staff assistance to the Board, and all expenses incurred in connection with managing the ordinary course of the Company's business, other than the fees and expenses described above that are paid directly by the Company.

     The Manager was organized at the same time as the Funds and has managed them since their inception. The Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. It is a wholly-owned indirect subsidiary of Travelers Group Inc. and a member of The Copeland Companies, which includes another investment adviser upon whose expertise it is able to draw. In addition, it retains consultants to provide assistance in monitoring and evaluating the performance of the subadvisers and to provide assistance in the administration of the Company. See OTHER SERVICE PROVIDERS in the Statement of Additional Information.

     Subject to the supervision and direction of the Directors, the Manager manages the investment operations of the Funds and is responsible for monitoring and overseeing the performance of the subadvisers to each of the Funds. The Manager meets periodically with each of the subadvisers to review and agree upon investment strategies and programs in the light of anticipated cash flows. The Manager has responsibility for communicating performance expectations and evaluations to subadvisers and recommending to the Directors whether subadvisers' contracts should be renewed, modified, or terminated, and whether new subadvisers should be hired. For those Funds with more than one subadviser, the Manager allocates and, if appropriate, reallocates the Fund's assets between or among the Fund's subadvisers. The Manager reports to the Directors regarding the results of its evaluation and monitoring functions.

     Each Fund pays the Manager a fee for its services that is computed daily and paid monthly at an annual rate of 0.25% of the Fund's average net assets. Each Fund pays its respective subadviser(s) directly, at the rates described below. Prior to May 1, 1998, the Manager paid each of the subadvisers out of the fees it received from the Funds. The Manager's fees (prior to any adjustment for the expense limitation agreement) at that time were equal to an annual rate of the amount the Manager paid each subadviser plus 0.25% of each Fund's average daily net assets. Thus, during 1997, the Manager's net fee for each Fund, after paying the subadviser(s) for that Fund, but prior to any adjustment for the expense limitation agreement, was 0.25% of that Fund's average net assets.

SUBADVISERS

     Each Fund pays its subadviser (or, for any Fund with more than one subadviser, each of its subadvisers) a fee that is computed daily and paid monthly at the annual rates specified below based on the value of the Fund's average daily net assets allocated to that subadviser. Thus, for a Fund with one subadviser, the subadviser's fee is based upon the average daily net assets of the entire Fund; for a Fund with more than one subadviser, the subadviser's fee is based upon the average daily net assets actually allocated to that subadviser.


            FUND & SUBADVISER                            SUBADVISER'S FEE
            -----------------               ------------------------------------------
Global High-Yield Bond Fund
     - BEA Associates                       - 0.425% of assets
International Equity Fund
     - Bank of Ireland Asset Management     - 0.45% for first $50 million in assets,
       (U.S.)                                 plus
                                            - 0.40% for next $50 million in assets,
       Limited                                plus
                                            - 0.30% for assets over $100 million
Emerging Opportunities Fund
                                            - 0.70% for first $50 million in assets,
     - Chartwell Investment Partners          plus
                                            - 0.50% for next $50 million in assets,
                                              plus
                                            - 0.45% for assets over $100 million
                                            - 0.50% for first $50 million in assets,
     - Cowen Asset Management                 plus
                                            - 0.45% for next $50 million in assets,
                                              plus
                                            - 0.40% for assets over $100 million
Core Equity Fund
                                            - 0.35% for first $100 million in assets,
     - Equinox Capital Management, L.L.C.     plus
                                            - 0.30% for assets over $100 million
Long-Term Bond Fund
                                            - 0.25% for first $250 million in assets,
     - Western Asset Management Company       plus
                                            - 0.15% for assets over $250 million
Intermediate-Term Bond Fund
     - Travelers Asset Management           - 0.25% for first $100 million in assets,
       International                          plus
                                            - 0.20% for next $100 million in assets,
       Corporation                            plus
                                            - 0.15% for assets over $200 million


     The fees the subadvisers receive are generally lower than the fees the subadvisers charge to institutional clients to which they provide investment services or advice. The subadvisers are willing to do so in part because their functions are limited to managing the securities held by the Funds by making investment decisions and placing orders to buy and sell securities, with the Manager responsible for administration and operations of the Funds.


     The Company has obtained an order from the Securities and Exchange Commission that permits the Board of Directors to change subadvisers, hire additional subadvisers, or amend existing subadvisory agreements without shareholder approval. The new or amended subadvisory agreements may have different fee structures or rates than the current agreements, subject to the following maximum annual rates expressed as a percentage of average daily net assets: Global High-Yield Bond Fund, 0.525%; International Equity Fund, 0.55%; Emerging Opportunities Fund, 0.80%; Core Equity Fund, 0.45%; Long-Term Bond Fund, 0.35%; and Intermediate-Term Bond Fund, 0.35%. The

Board of Directors will approve a Fund's new or amended subadvisory agreement only if the Board determines that doing so is in the best interests of the Fund and its shareholders. In particular, the Board will not approve a new or amended subadvisory agreement that pays a subadvisory fee within these maximums but higher than the Fund currently pays unless the Board determines that the new or amended subadvisory agreement, including the higher fee, is in the best interest of the Fund and its shareholders. Any subadvisory agreement that would pay a subadvisory fee higher than these maximum rates would require shareholder approval in addition to the Board's approval.


     In addition, no Fund will enter into a new subadvisory agreement with any subadviser that is an "affiliated person" of the Fund, as defined in the Investment Company Act of 1940 (the "1940 Act"), other than by reason of serving as subadviser to one or more Funds, without that subadvisory agreement, including the subadvisory fee rate, being approved by shareholders. This means, in essence, that because the Manager is a wholly-owned indirect subsidiary of Travelers Group Inc., any new subadvisory agreement with a subadviser that is also a subsidiary of Travelers Group Inc. will require the approval of the Fund's shareholders, regardless what fee is paid. Currently, for example, the subadviser for the Intermediate-Term Bond Fund is Travelers Asset Management International Corporation ("TAMIC"), which is a wholly-owned, indirect subsidiary of Travelers Group Inc., and accordingly an "affiliated person" of the Fund and of the Company. Any new subadvisory agreement with TAMIC would require shareholder approval.

     In the event the Board of Directors approves the hiring of a new subadviser for a Fund without shareholder approval, the Company will, within ninety days of the effective date of the subadvisory agreement, send all of that Fund's shareholders an informational statement informing them of the changes. The statement will include information about any changes caused by the addition of the new subadviser, including any applicable changes in fees.

     Pursuant to the order obtained from the Securities and Exchange Commission granting the Board of Directors authority to enter into subadvisory agreements without shareholder approval, the Company has agreed to comply with certain conditions, some of which are discussed above, and all of which are set forth in full in the Statement of Additional Information.

     Set forth below is information about each of the current subadvisers:


     BEA ASSOCIATES ("BEA") serves as subadviser for the Global High-Yield Bond Fund. Its offices are at One Citicorp Center, 153 East 53rd Street, New York, New York 10022. It is an indirect wholly-owned subsidiary of Credit Suisse Group, a Swiss corporation. BEA serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 1997, BEA managed more than $34 billion of assets, and Credit Suisse Asset Management, a group of affiliated companies of which BEA is a member, together managed more than $128 billion of assets in the United States and abroad. The Fund currently pays BEA, on a monthly basis, an annual subadvisory fee at the rate of 0.425% of the average daily net assets of the Fund. BEA first began serving as subadviser for the Global High-Yield Bond Fund effective May 1, 1998, and thus did not receive any subadvisory fees in 1997. The following individuals are responsible for the day-to-day management of the Global High-Yield Bond
Fund:

     Richard Lindquist serves as Executive Director and is a Portfolio Manager at BEA and heads its high-yield portfolio team. Mr. Lindquist joined BEA in 1995 as a result of BEA's acquisition of CS First Boston Investment Management. Prior to joining CS First Boston, Mr. Lindquist worked for Prudential Insurance Company of America, where he managed high-yield portfolios totaling approximately $1.3 billion, and T. Rowe Price Associates, where he managed a high-yield bond mutual fund.

     Gregg Diliberto serves as Managing Director and is a Portfolio Manager at BEA, where he is responsible for the interest rate sensitivity of all BEA bond assignments and the management of structured fixed income portfolios (domestic and international) and insurance accounts. His work includes managing interest rate futures, options, municipals, and convertibles, as well as more conventional securities. Mr. Diliberto built BEA's proprietary computer models for trading, option valuation, and asset liability modeling. Prior to joining BEA in 1984, Mr. Diliberto spent seven years at Buck Consultants, where he analyzed pension fund finances.

     Diane Damskey serves as Senior Vice President and is a Portfolio Manager at BEA. Ms. Damskey joined BEA in 1997 as a portfolio manager dedicated to emerging markets fixed income. She has spent 16 years in investment or financial capacities focused on emerging markets, and her experience spans the entire universe of developing nations. Previously, she managed fixed income portfolios at Global Emerging Markets Advisors; developed and marketed emerging market debt strategies for The First National Bank of Chicago; advised and represented the Republic of Venezuela regarding the restructuring of its commercial bank debt into Brady bonds while at Shearson Lehman Hutton; and served as a credit officer and risk analyst at Manufacturers Hanover Trust Company.


     BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED ("BIAM") serves as subadviser for the International Equity Fund. It is an indirect wholly-owned subsidiary of Bank of Ireland, an Irish corporation. Its head offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. Its U.S. offices are at 20 Horseneck Lane, Greenwich, Connecticut 06830. The Bank of Ireland provides investment management services through a network of sister companies, including BIAM, which represents U.S. clients. As of December 31, 1997, the Bank of Ireland managed more than $109 million in global securities for U.S. clients. The Fund currently pays BIAM, on a monthly basis, an annual subadvisory fee based on the average daily net assets of the Fund at the rate of 0.45% for the first $50 million in assets, 0.40% for the next $50 million in assets, and 0.30% for assets over $100 million. During 1997, BIAM's fees (which were at that time paid by the Manager rather than by the Fund) amounted to 0.36% of the Fund's average daily net assets. BIAM's Strategy Group makes all the investment decisions for the International Equity Fund, and no person is primarily responsible for making recommendations to that Group.



     CHARTWELL INVESTMENT PARTNERS ("CHARTWELL") serves as one of the two subadvisers for the Emerging Opportunities Fund. Its offices are at 1235 Westlakes Drive, Suite 330, Berwyn, Pennsylvania 19312. Chartwell serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 1997, Chartwell managed approximately $1.25 billion of assets. The Fund currently pays Chartwell, on a monthly basis, an annual subadvisory fee based on the average daily net assets managed by Chartwell at the rate of 0.70% for the first $50 million in assets, 0.50% for the next $50 million in assets, and 0.45% for assets over

$100 million. Chartwell first began serving as a subadviser for the Emerging Opportunities Fund effective May 1, 1998, and thus did not receive any subadvisory fees in 1997. The following individuals are responsible for the day-to-day management of the portion of the Emerging Opportunities Fund managed by Chartwell:

     Edward N. Antoian co-founded Chartwell in 1997 and is currently a partner there. From 1984 to 1997, Mr. Antoian was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds. Prior to joining Delaware, Mr. Antoian was employed by E.F. Hutton in the institutional equity division. Mr. Antoian has eighteen years' experience in equity investing.


     David C. Dalrymple co-founded Chartwell in 1997 and is currently a partner there. From 1991 to 1997, Mr. Dalrymple was a Portfolio Manager for Delaware Investment Advisers, managing a small-cap value mutual fund, the Value Fund, and previously assisting in managing mutual funds and institutional assets in small and mid-cap styles. Prior to joining Delaware, he was an assistant portfolio manager at Lord Abbett & Co. Mr. Dalrymple has 11 years' experience in equity investing.



     COWEN ASSET MANAGEMENT. Cowen & Co., through its investment management division, Cowen Asset Management ("Cowen"), serves as one of the Emerging Opportunities Fund's two subadvisers. Its principal offices are at Financial Square, New York, New York 10005. Cowen serves as investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 1997, Cowen managed more than $5.8 billion of assets. As of the date of this prospectus, Societe Generale Securities Corporation, a subsidiary of Societe Generale, an international commercial bank based in France, had agreed to acquire Cowen, but that transaction had not been completed. Cowen does not anticipate this transaction to result in any change in the nature of the services provided to American Odyssey Fund, Inc, or the personnel providing those services. The Fund currently pays Cowen, on a monthly basis, an annual subadvisory fee based on the average daily net assets managed by Cowen at the rate of 0.50% for the first $50 million in assets, 0.45% for the next $50 million in assets, and 0.40% for assets over $100 million. During the period May 1, 1997, when Cowen became a subadviser to the Fund to December 31, 1997, Cowen's fees (which were at that time paid by the Manager rather than by the Fund) amounted to 0.48% of the average daily net assets allocated to Cowen. The following individual is responsible for the day-to-day management of the portion of the Fund managed by Cowen:



     William Church, the portfolio manager, is a Class 1 Limited Partner of Cowen & Co. and Chief Investment Officer of Cowen Asset Management. Mr. Church has been with Cowen & Co. since 1982.



     EQUINOX CAPITAL MANAGEMENT, L.L.C. serves as subadviser for the Core Equity Fund. Its Corporate offices are at 590 Madison Avenue, New York, New York 10022. Equinox serves as an investment adviser to a variety of individual and institutional investors. As of December 31, 1997, Equinox managed more than $9.7 billion of assets. The Fund currently pays Equinox, on a monthly basis, an annual subadvisory fee based on the average daily net assets of the Fund at the rate of 0.35% for the first $100 million in assets plus 0.30% for assets over $100 million. During 1997, Equinox's fees (which were at that time paid by the Manager rather than by the Fund) amounted to 0.31% of the Fund's average daily net assets. The following individuals are responsible for the day-to-day management of the Core Equity Fund:


     Ronald J. Ulrich founded Equinox in 1989 and has served as President and Chief Investment Officer since the firm's inception. He oversees the firm's portfolio construction and stock selection committees. Prior to Equinox, Mr. Ulrich was with Morgan Stanley Asset Management, which he co-founded. He served as Managing Director at Morgan Stanley, Inc. and was responsible for equity management in their asset management division. Mr. Ulrich has over 26 years experience in the investment management field.



     Wendy D. Lee, C.F.A., joined Equinox in June 1992 as a Principal and Senior Equity Analyst responsible for coverage of the consumer and basic materials sectors. She was subsequently promoted in January 1994 to Managing Director and Director of Research. Ms. Lee, together with Mr. Ulrich, oversees portfolio construction and stock selection. From May 1985 through June 1992, she was a Partner and Senior Equity Analyst at Brinson Partners. Ms. Lee has over 17 years experience in the investment management field.



     WESTERN ASSET MANAGEMENT COMPANY serves as subadviser for the Long-Term Bond Fund. Its Corporate offices are at 117 East Colorado Boulevard, Pasadena, California 91105. Western Asset Management serves as an investment adviser to a variety of individual and institutional investors, including mutual funds. As of December 31, 1997, Western Asset Management managed more than $35 billion of assets. The Fund currently pays Western Asset Management, on a monthly basis, an annual subadvisory fee based on the average daily net assets of the Fund at the rate of 0.25% for the first $250 million of assets and 0.15% for assets over $250 million. During 1997, Western Asset Management's fees (which were at that time paid by the Manager rather than by the Fund) amounted to 0.25% of the Fund's average daily net assets. The following individuals are responsible for the day-to-day management of the Long-Term Bond Fund:



     Kent S. Engel has been with Western Asset since its inception in 1971 and currently serves as Chief Investment Officer. He is responsible for overseeing the decisions of the Investment Strategy Committee. Mr. Engel has 26 years experience with fixed income investing.



     S. Kenneth Leech joined Western Asset in May 1990 and currently serves as Director of Portfolio Management. He is responsible for overseeing the implementation of the firm's investment strategy. Mr. Leech has 20 years experience with fixed income investing.



     TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION ("TAMIC") serves as subadviser for the Intermediate-Term Bond Fund. TAMIC is a wholly-owned indirect subsidiary of Travelers Group Inc., of which the Manager is also a wholly-owned indirect subsidiary. TAMIC's corporate offices are at One Tower Square, Hartford, Connecticut 06183. It serves as an investment adviser to a variety of individual and institutional investors, including mutual funds and variable annuity portfolios. As of December 31, 1997, TAMIC managed more than $5.5 billion of assets. The Fund currently pays TAMIC, on a monthly basis, an annual subadvisory fee based on the average daily net assets of the Fund at the rate of 0.25% for the first $100 million in assets, 0.20% for the next $100 million in assets, and 0.15% for assets over $200 million. During 1997, TAMIC's fees (which were at that time paid by the Manager rather than by the Fund) amounted to 0.25% of the Fund's average daily net assets. The following individuals are responsible for the day-to-day management of the Intermediate-Term Bond Fund:



     F. Denney Voss joined The Travelers in 1980. Mr. Voss is a Senior Vice President of TAMIC and an Executive Vice President of Travelers Investment Group. He has served as the Fund's portfolio manager since March 1995. Mr. Voss has also managed TAMIC's Quality Bond Account for Variable Annuities since March 1995 and has been responsible for managing the Travelers portfolios backing general account insurance products since August 1994. Prior to transferring to the Travelers Securities Department in 1994, Mr. Voss performed various sales and trading functions for Smith Barney Inc., a Travelers Group subsidiary.



     David A. Tyson, Ph.D., C.F.A., joined The Travelers in 1985. Mr. Tyson is an Executive Vice President of Travelers Investment Group and has headed up the portfolio management function since March 1993. He has been a Senior Vice President of TAMIC since April 1990 and its Chief Investment Officer since March 1994. In addition to assisting Mr. Voss in the management of this Fund, Mr. Tyson is also responsible for managing TAMIC's Managed Assets Trust Account for Variable Annuities. Since April 1990, he has managed the Travelers convertible portfolio, several Travelers business line portfolios, and several of TAMIC's outside insurance portfolios. His previous responsibilities have included managing the Travelers Derivatives, Mortgage-Backed, and Quantitative Investment Groups.



CUSTODIAN AND TRANSFER AGENT



     Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, is custodian of the assets of the Funds of the Company and maintains certain records and books in connection therewith.



     The Manager, Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063, is the transfer agent and dividend disbursing agent for the Funds and in those capacities maintains certain records and books for them.


PURCHASE AND REDEMPTION OF SHARES


     Principal Underwriter. Copeland Equities, Inc., Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063, serves as the principal underwriter of the shares of the Company. It, like the Manager, is a wholly-owned, indirect subsidiary of Travelers Group Inc.


     Purchase. Shares of the Company are sold at net asset value of the shares next determined after receipt of the purchase order. There is no sales charge or sales load on the purchase of any shares.

     Redemption. The Company is required to redeem its shares for cash, within 7 days of receipt of proper notice of redemption or sooner if required by law. The redemption price is the net asset value next determined after the initial receipt of a proper request for redemption. There is no redemption charge. The right to redeem shares or to receive payment with respect to any redemption may be suspended only for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("SEC") or when such exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the SEC as a result of which disposal of a Fund's securities or determination of the net asset value of each Fund is not reasonably practicable, and for such other periods as the SEC may by order permit for the protection of shareholders of each Fund.


     Net Asset Value. The net asset value of the shares of each Fund is determined once daily, as of 4:15 p.m. New York City time, on each day during which the New York Stock Exchange is open for business. The net asset value per share of each Fund is computed by adding the sum of the value of the securities held by that Fund plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that Fund at such time. Expenses, including the investment management fee, are accrued daily. Equity securities, options, and futures contracts are generally valued based on market quotations. Debt securities (other than short-term obligations with remaining maturities of less than 60 days, which are based on an amortized cost basis) are valued utilizing an independent pricing service. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts. Securities or assets for which market quotations are not readily available will be valued at fair value as determined by the Manager and/or the subadvisers under the direction of the Board of Directors of the Company.


PERFORMANCE INFORMATION

     From time to time the Funds may advertise their total return, average annual total return, or yield. These performance figures are based upon historical results and are not intended to indicate future performance.

     A Fund's total return for any given period measures the Fund's overall change in value over that period, including share price movements, and assumes all dividends and capital gains have been reinvested. Average annual total return is that rate of return which, if earned uniformly over standard one-, five- or ten-year periods (or shorter periods depending on the length of time during which the Fund has operated), would have resulted in the Fund's actual total return for that period. Other reported total return figures may differ in that they may report non-standard periods or represent aggregate or cumulative returns over stated lengths of time.

     The yield of a Fund refers to the income generated by a hypothetical investment in the Fund over a specific 30-day period. This income is then annualized, which means that the income generated during the 30-day period is assumed to be generated every 30 days during a one-year period and is shown as a percentage of the hypothetical investment. For further information regarding the calculation of total return and yield, see PERFORMANCE INFORMATION in the Statement of Additional Information.

     Comparative performance information may be used from time to time in advertising the Funds' shares, including data from independent fund reporting services, such as Lipper Analytical Services,

Inc., from unmanaged market indices, such as the Morgan Stanley Capital International EAFE Index, the Russell 2500 Index, the Standard & Poor's 500 Stock Index, the Salomon Core + Five Index, the Lehman Brothers Government/Corporate Intermediate Bond Index, the Lehman Brothers Government/Corporate 1-5 Year Bond Index, the First Boston High-Yield Bond Index, and industry or financial publications of general interest such as Business Week, Forbes and Money.

     If you have purchased a variable contract that offers the American Odyssey Funds as an investment option, you should not compare the Funds' performance information with funds that offer their shares directly to the public because the performance figures provided by the American Odyssey Funds do not reflect charges of the insurance company issuing the variable contract. You should therefore consult your contract prospectus to learn more about those charges.

FEDERAL INCOME TAXES

     The Funds intend to qualify as regulated investment companies under certain provisions of the Internal Revenue Code (the "Code"). Under such provisions, the Funds are not subject to federal income tax on the part of their net ordinary income and net realized capital gains that they distribute. They intend to distribute as dividends substantially all their net investment income, if any. They also declare and distribute annually all their net realized capital gains. Such dividends and distributions are automatically reinvested in additional shares of the Funds.

     For a discussion of the tax consequences to the owners of variable contracts that invest in the Funds, see the prospectus for the variable contract.

     The provisions of the Code and the Treasury Regulations that apply to qualified retirement plans are complex and vary according to the type of plan and its terms and conditions. Accordingly, this prospectus provides only general tax information, and participants in qualified retirement plans that invest directly in the Funds should consult a qualified tax adviser before purchasing or redeeming any Fund shares. In general, assuming that a plan adheres to the applicable limitations of the Code and Treasury Regulations, payments for the purchase of Fund shares (other than after-tax employee payments) will be deductible (or not includable in income) up to certain amounts each year. Federal income tax currently is not imposed upon the investment income and realized gains until redemption. When Fund shares are redeemed for the purpose of making payments to plan participants, all or a portion of the payment is normally taxable as ordinary income. Some redemptions may also be subject to penalty tax. For more information contact a qualified tax adviser.

OTHER INFORMATION

     Voting Rights. The shares of the Funds have equal voting rights, except that certain issues will be voted on separately by the shareholders of each Fund. Pursuant to current SEC requirements and staff interpretations, insurance companies will vote Fund shares held in registered separate accounts in accordance with voting instructions received from variable contract owners or payees having the right to give such instructions. Fund shares for which contract owners or payees are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by an insurance company in its general and unregistered separate accounts, will be voted in proportion to the shares for which voting instructions have been received by that company. Under state insurance law and federal regulations, there are certain circumstances under which the insurance companies may disregard such voting instructions. If voting instructions are ever ignored, the insurance companies will so advise contract owners in the next semiannual report. The Company currently does not intend to hold annual meetings of shareholders unless required to do so under applicable law.

     Portfolio Brokerage. A subadviser may employ an affiliated broker to execute brokerage transactions on behalf of the Fund as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds may not engage in any transaction in which a subadviser or its affiliates act as principal, including over-the-counter purchases and negotiated trades in which such party acts as a principal.

     Monitoring for Possible Conflict. Shares are sold to separate accounts of insurers to fund variable annuity contracts, to separate accounts of insurers to fund variable life insurance contracts, and to qualified retirement plans as permitted by Treasury Regulation Section 1.817-5. There is a possibility that material conflicts may arise between or among the interests of variable life insurance contract owners, variable annuity contract owners, and participants in qualified retirement plans. The Board of Directors of the Company will monitor events for the existence of any such material conflicts and determine what action, if any, should be taken in response to any such conflict.


     Conversion of Short-Term Bond Fund to Global High-Yield Bond Fund. Prior to May 1, 1998, the American Odyssey Global High-Yield Bond Fund was named the American Odyssey Short-Term Bond Fund and had a substantially different investment objective and investment program. At a special meeting on April 24, 1998, persons having voting rights with respect to the Short-Term Bond Fund approved a proposal recommended by the Board of Directors (1) to change the Fund's investment objective to its current one of seeking maximum long-term total return (capital appreciation and income) by investing primarily in high-yield debt securities (which are sometimes referred to as junk bonds and which typically are rated below investment grade) from the United States and abroad; (2) to approve a new investment subadvisory agreement with a new subadviser entailing a new fee structure; and (3) to make other changes necessary to convert the Short-Term Bond Fund to the Global High-Yield Bond Fund. Because the converted Fund has a different investment objective, investment program, subadviser, investment portfolio, and asset base, information about the Short-Term Bond Fund's performance, expenses, fees, asset base, net asset value, operations, distributions, investment portfolio, and other data is unlikely to be helpful to investors and potential investors in the Global High-Yield Bond Fund. Smith Graham & Co. Asset Managers, L.P., served as subadviser for the Short-Term Bond Fund prior to its conversion to the Global High-Yield Bond Fund. Smith Graham's corporate offices are at 6900 Texas Commerce Tower, 600 Travis Street, Houston, TX 77002-3007. During 1997, Smith Graham's fees (which were paid by the Manager, not the Fund) amounted to 0.25% of the Short-Term Bond Fund's average daily net assets.


     Previous Subadviser for Emerging Opportunities Fund. Prior to May 1, 1998, Wilke/Thompson Capital Management, Inc. ("Wilke/Thompson") served as one of the Emerging Opportunities Fund's two subadvisers. Its corporate offices are at 3800 Norwest Center, 90 South 7th Street, Minneapolis, Minnesota 55402-3934. During 1997, its fees (which were paid by the Manager, not by the Fund) amounted to 0.36% of the average daily net assets allocated to Wilke/Thompson. On May 1, 1998, Chartwell Investment Partners replaced Wilke/Thompson as a subadviser for the Fund.



     Year 2000 Preparedness. The services provided to the Funds and their shareholders by the Manager, the subadvisers, the principal underwriter, and the custodian depend on the smooth functioning of their respective computer systems and their outside service providers' computer systems. Some computer software currently in use cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded and calculated. Failure to correct or replace this type of software could adversely affect, among other things, the handling of securities trades, the payment of interest and dividends, the pricing of the Funds' securities and of the Funds' shares, and account services. Although there is a possibility of the Funds suffering some adverse impact because of this "Year 2000" issue, the Manager, subadvisers, principal underwriter, and custodian have advised the Funds that they are taking steps to prepare for the year 2000, and that they expect that they will have put in place the necessary changes to their computer systems in time to prevent adverse impact to the Funds.


     Additional Information. For further information, shareholders may contact the Company's office, the address and telephone number of which appears on page 1 of this prospectus.

APPENDIX

ADDITIONAL INFORMATION REGARDING MONEY MARKET INSTRUMENTS

     Bank Obligations. Bank obligations include certificates of deposit, bankers' acceptances, and time deposits of domestic banks, foreign branches of U.S. banks, U.S. branches of foreign banks, foreign offices of foreign banks, savings and loan associations, or savings banks. Certificates of deposit are certificates evidencing the indebtedness of a bank to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits in a bank for a fixed period of time. Certificates of deposit include both Eurodollar certificates of deposit, which are traded in the over-the-counter market, and Eurodollar time deposits, for which there is generally not a market. Eurodollars are dollars deposited in banks outside the United States.

     Commercial Paper. Commercial paper is a high-quality short-term promissory note of a large corporation issued to finance its current obligations. The Funds may invest in commercial paper which at the time of the investment is (1) rated in the two highest categories by Moody's (Prime-1 and Prime-2) or by S&P (A-1 and A-2), or (2) unrated but determined by the subadviser to be of comparable quality.

     Repurchase Agreements. When a Fund purchases money market securities, it may on occasion enter into a repurchase agreement with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money is invested in the security, and is not related to the coupon rate of the purchase security. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into repurchase agreements unless the agreement is fully collateralized (i.e., the value of the securities is, and during the entire term of the agreement remains, at least equal to the amount of the loan including interest). The Fund will take possession of the securities underlying the agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, the Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom the Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, the Fund's ability to realize on the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceeding.

     Reverse Repurchase Agreements. The Funds may enter into reverse repurchase agreements with banks, which agreements have the characteristics of borrowing and involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price and date, which reflect a rate of interest paid for the use of funds for the period. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize a return from the use of the proceeds equal to or greater than the interest required to be paid. Opportunities to achieve this advantage may not always be available, and the Funds intend only to use the reverse repurchase technique when it appears to be to their advantage to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Fund's securities. The Fund's custodian bank will maintain in a separate account securities of the Fund that have a value equal to or greater than the Fund's commitments under reverse repurchase agreements. The value of the securities subject to reverse purchase agreements will not exceed 10% of the value of the Fund's total assets.

RATINGS OF DEBT SECURITIES

Moody's Investors Service, Inc.

Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

A -- Bonds rated A possess many favorable investment attributes and are generally considered as upper medium grade obligations.

Baa -- Bonds rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class.

B -- Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation

     A Standard & Poor's Corporation (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations:

          - Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

          - Nature of and provisions of the obligation; and

          - Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

To provide more detailed indications of credit quality, ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. As discussed in greater detail below, while such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC -- The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C -- The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

RATINGS OF COMMERCIAL PAPER

Moody's Investors Service, Inc.

     Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Corporation

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                         [AMERICAN ODYSSEY FUNDS LOGO]



                    American Odyssey Funds Management, Inc.
                                Two Tower Center
                            East Brunswick NJ 08816
                                 1-800-242-7884


                 AMERICAN ODYSSEY and the Sailing Ship Logo are
        registered trademarks of American Odyssey Funds Management, Inc.
         (C)Copyright 1993-1998 American Odyssey Funds Management, Inc.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

             A M E R I C A N   O D Y S S E Y   F U N D S ,  I N C .
                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 1998



         American Odyssey Funds, Inc. is a diversified open-end management investment company that is currently made up of six different "series" or Funds. Each Fund is, for investment purposes, a separate investment fund, and each issues a separate class of capital stock representing an interest in that Fund.

         Shares of American Odyssey Funds, Inc. may be sold only to: (1) life insurance company separate accounts to serve as the underlying investment vehicle for variable annuity and variable life insurance contracts; (2) qualified retirement plans, including Section 403(b) arrangements, as permitted by Treasury Regulations; and (3) life insurance companies and their affiliates.

         This statement of additional information is not a prospectus. You should read it in conjunction with the American Odyssey Funds, Inc. prospectus dated May 1, 1998. You may obtain the prospectus without charge by writing to American Odyssey Funds, Inc., Two Tower Center, P.O. Box 1063, East Brunswick, New Jersey 08816-1063, or by calling (732) 514-2000.


                          American Odyssey Funds, Inc.
                         Two Tower Center, P.O. Box 1063
                      East Brunswick, New Jersey 08816-1063
                            Telephone: (732) 514-2000

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                PAGE
                                                                                                ----
INVESTMENT OBJECTIVES AND PROGRAMS.................................................................3
          Options on Equity Securities.............................................................3
          Options on Stock Indices.................................................................6
          Options on Debt Securities...............................................................9
          Options on Foreign Currencies...........................................................11
          Stock Index Futures Contracts...........................................................12
          Interest Rate Futures Contracts.........................................................13
          Foreign Currency Futures Contracts......................................................14
          Options on Futures Contracts............................................................15
          Forward Foreign Currency Exchange Contracts.............................................15
          Additional Types of High-Yield Securities...............................................18
INVESTMENT RESTRICTIONS...........................................................................20

CONDITIONS FOR CHANGING SUBADVISERS WITHOUT
SHAREHOLDER APPROVAL..............................................................................24
MANAGEMENT OF THE FUNDS...........................................................................26
          Directors and Officers..................................................................26
          Investment Advisers.....................................................................29
          Other Service Providers.................................................................30
PORTFOLIO TRANSACTIONS............................................................................31
NET ASSET VALUE OF SHARES.........................................................................36
PERFORMANCE INFORMATION...........................................................................38
TAXES     ........................................................................................39
OWNERSHIP OF SHARES...............................................................................40
FINANCIAL STATEMENTS..............................................................................41

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                       INVESTMENT OBJECTIVES AND PROGRAMS

 The investment objectives of the various Funds, and their programs for achieving those objectives, are described in the prospectus. This section supplements that description.

OPTIONS ON EQUITY SECURITIES

 The Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may purchase and write (i.e., sell) put and call options on equity securities that are traded on national securities exchanges or that are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"). A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option. The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.

 A Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option is "covered" if: (1) the Fund owns the security underlying the option; or
(2) the Fund has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio; or (3) the Fund holds on a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

 A Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if: (1) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price; or (2) the Fund holds on a share-for-

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

share basis a put on the same security as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term obligations in a segregated account with its custodian.

 A Fund may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) of which the put may be sold.

 A Fund may purchase call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

 If the writer of an option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercising the option or by effecting a "closing sale transaction," i.e., selling an option of the same series as the option previously purchased. A Fund may effect closing sale and purchase transactions. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guarantee that closing purchase or closing sale transactions can be effected.

 A Fund's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

 Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facility of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders. However, The Option Clearing Corporation, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonable anticipated volumes.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

OPTIONS ON STOCK INDICES

 The Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may purchase and sell (i.e., write) put and call options on stock indices traded on national securities exchanges or listed on NASDAQ. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. This amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

 A Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. A call option is covered if the Fund follows the segregation requirements set forth in this paragraph. When a Fund writes a call option on a broadly based stock market index, the portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on NASDAQ against which the Fund has not written a stock call option and which has not been hedged by the Fund by the sale of stock index futures. When a Fund writes a call option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the fund will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when a Fund writes a call on an index which is in-the-money at the time the call is written, the Funds will segregate with its custodian or pledge to the broker as collateral, cash or U.S. government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.

 A Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if: (1) the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts; or (2) the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term debt obligations in a segregated account with its custodian.


 A Fund may purchase put and call options for hedging and investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. A Fund may effect closing sale and purchase transactions, as described above in connection with options on equity securities.

 The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on stock indices which include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

 Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. No Fund will purchase or sell any index option contract unless and until, in the subadviser's opinion, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

 Price movements in a Fund's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call which is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call which is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

 When a Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before

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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

 There are also certain special risks involved in purchasing put and call options on stock indices. If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

OPTIONS ON DEBT SECURITIES

 The Funds (other than the Emerging Opportunities and the Core Equity Funds) may purchase and write (i.e., sell) put and call options on debt securities (including U.S. government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

 A Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as explained in connection with options on equity securities, except that, in the case of call options on U.S. Treasury bills, a Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for a Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the subadviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the

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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

call likely would not fully offset the foregone appreciation in the value of the underlying security.

 A Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. Each Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

 A Fund may purchase "protective puts" in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described in OPTIONS ON EQUITY SECURITIES, page 3.

 A Fund may also purchase call options on debt securities for hedging or investment purposes. No Fund intends to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

 If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, a Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Funds will seek to enter into OTC options only with dealers who agree to and which are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected.


 As explained in INVESTMENT RESTRICTIONS on page 20, no Fund other than the Global High-Yield Bond Fund may invest more than 10% of its total assets (determined at the time of


10
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


investment) in illiquid securities, including debt securities for which there is not an established market. The Global High-Yield Bond Fund may invest up to 15% of its net assets (determined at the time of investment) in such securities. The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the Fund sells OTC options only to qualified dealers who agree that the Fund may repurchase any OTC option it writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


 The Funds' purchase and sale of exchange-traded options on debt securities will be subject to the risks described in OPTIONS ON EQUITY SECURITIES on page 3.

OPTIONS ON FOREIGN CURRENCIES

 The Funds may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

 A Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which a Fund's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, a Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, a Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

 If, on the other hand, a subadviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), a Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates.

                                                                              11
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

Alternatively, a Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

 A Fund's successful use of currency exchange options on foreign currencies depends upon the subadviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Further, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

 The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. A Fund's ability to establish and maintain positions will depend on market liquidity. The ability of a Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

STOCK INDEX FUTURES CONTRACTS

 To the extent permitted by applicable regulations, the Global High-Yield Bond Fund, the International Equity Fund, the Emerging Opportunities Fund, and the Core Equity Fund may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

 A Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Fund may also buy stock index futures to hedge against a rise in the

12
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

value of equity securities it intends to acquire. To the extent permitted by federal regulations, a Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.

 A Fund's successful use of stock index futures contracts depends upon the subadviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of a Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

 Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the Investment Company Act of 1940 are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Funds will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of any Fund's assets may be committed as initial margin on futures contracts.

INTEREST RATE FUTURES CONTRACTS

 To the extent permitted by applicable regulations, the Funds (other than the Emerging Opportunities and the Core Equity Funds) may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury Bonds, U.S. Treasury Notes, 3-month U.S. Treasury Bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

 A Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. A Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. To the extent permitted by applicable federal regulations, a Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its futures.

                                                                              13
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

 A Fund's successful use of interest rate futures contracts depends upon the subadviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to a Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities a Fund intends to hedge or acquire and the interest rate futures contracts available to it, a Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described in STOCK INDEX FUTURES CONTRACTS on page 12.

FOREIGN CURRENCY FUTURES CONTRACTS

 To the extent permitted by applicable regulations, a Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit. A European Currency Unit is a basket of specified amount of the currencies of certain member states of the European Economic Community, a Western European economic cooperative organization including France, Germany, The Netherlands, and the United Kingdom. A Fund will engage in transactions in only those futures contracts and options thereon that are traded on a commodities exchange or a board of trade. See STOCK INDEX FUTURES CONTRACTS on page 12 for a general description of futures contracts. A Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. To the extent permitted by federal regulations, a Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in their ongoing management.

 The use of these futures contracts is subject to risks similar to those involved in the use of options on foreign currencies and the use of any futures contract. A Fund's successful use of foreign currency futures contracts depends upon the subadviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed more fully under OPTIONS ON FOREIGN CURRENCIES on page 11 and STOCK INDEX FUTURES CONTRACTS on page 12.

14
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

OPTIONS ON FUTURES CONTRACTS

 The Funds may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Funds intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

 Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If a Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

 The Funds may enter into forward foreign currency exchange contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the

                                                                              15
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. As discussed in the prospectus, the Global High-Yield Bond fund may also enter into forward foreign currency exchange contracts for investment purposes. The other Funds will use forward foreign currency exchange contracts strictly for hedging purposes.

 Additionally, when a subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. No Fund other than the Global High-Yield Bond Fund will enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important that the subadvisers have the flexibility to enter into such forward contracts when it is determined that the best interests of the Funds will thereby be served. A Fund's custodian will place cash or liquid, high-grade equity or debt securities into a segregated account of the portfolio in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

 The Funds generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same

16
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

 It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

 If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

 The Funds' dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities which are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

 Although the Funds value their assets daily in terms of U.S. dollars, they do not intend physically to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

                                                                              17
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

ADDITIONAL TYPES OF HIGH-YIELD SECURITIES

 In furtherance of their respective investment objectives, the Global High-Yield Bond Fund, Long-Term Bond Fund, and Intermediate-Term Bond Fund may invest in the following specialized types of high-yield instruments. The latter two Funds may invest up to 15% of their assets in high-yield debt securities, which may include those described below. The Global High-Yield Bond Fund may invest up to 100% of its assets in high-yield debt securities, but the Manager does not anticipate that the Fund ordinarily will invest more than 5% of its assets in each of the specialized instruments described below.

 Zero Coupon Bonds. Zero coupon bonds do not pay interest for several years, and then pay full coupon interest until maturity. These bonds are sold at a substantial original issue discount equal to the missing interest payment compounded at the coupon rate. Zero coupon bonds give the issuer the flexibility of reduced cash interest expense for several years, while giving the purchaser the potential advantage of compounding the coupons at a higher rate than might otherwise be available.

 Zero coupon bonds bear special risks beyond those ordinarily associated with high-yield securities. Because the bonds' cash flows are deferred and because the bonds often represent very subordinated debt, their prices are subject to more volatility than most other bonds and may be more greatly affected by interest rate changes.

 For federal income tax purposes, a purchaser of zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount. The purchaser is required to treat as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. Although certain federal tax law income and capital gain distribution requirements may have an adverse effect on some investment companies to the extent they invest in zero coupon bonds, because each Fund's shares may be sold only to life insurance companies, life insurance company separate accounts, and qualified retirement plans, none of the Funds is likely to suffer such effects.

 Step-up Bonds. Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay a low initial interest rate for several years and then pay a higher rate until maturity. They are

18
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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

also issued at an original issue discount, and bear similar risks to those associated with zero coupon bonds, although generally to a lesser degree.

 Pay-in-kind Bonds. Pay-in-kind ("PIK") bonds pay interest either in cash or in additional securities at the issuer's option for a specified period. Like zero coupon bonds, PIK bonds are designed to give the issuer flexibility in managing cash flow. Unlike zero coupon bonds, however, PIK bonds offer the investor the opportunity to sell the additional securities issued in lieu of interest and thus obtain current income on the original investment. Interest rate changes tend to affect the market prices of PIK bonds to a greater extent than securities that pay interest in cash. Although certain federal tax law income and capital gain distribution requirements may have an adverse effect on some investment companies to the extent they invest in PIK bonds, because each Fund's shares may be sold only to life insurance companies, life insurance company separate accounts, and qualified retirement plans, none of the Funds is likely to suffer such effects.

 Reset Bonds. The interest rate on reset bonds is adjusted periodically to a level which should allow the bonds to trade at a specified dollar level, generally par or $101. The rate can usually be raised, but the bonds have a low call premium, limiting the opportunity for capital gains by the Fund. Some resets have a maximum rate, generally 2.5% or 3% above the initial rate.

 Increasing Rate Notes. Increasing rate notes ("IRNs") have interest rates that increase periodically (by 1/4% per quarter, for example). IRNs are generally used as a temporary financing instrument, because the increasing rate provides an incentive for the issuer to refinance with longer-term debt. Thus, principal is likely to be repaid more quickly than with other types of high-yield securities, and it may not be possible for a Fund to reinvest the proceeds at the same rates.

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                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                             INVESTMENT RESTRICTIONS

 Certain investment restrictions are fundamental to the operations of American Odyssey Funds, Inc. and may not be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund, or if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented.

 As a result of these restrictions, none of the Funds will:

 1. Buy or sell real estate and mortgages, although the Funds may buy and sell securities that are secured by real estate and securities of real estate investment trusts and of other issuers that engage in real estate operations.

 2. Buy or sell commodities or commodity contracts, except that the Funds may purchase and sell futures contracts and related options.

 3. Buy or sell the securities of other investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of the Fund's total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

 4. Acquire securities for the purpose of exercising control or management of any company except in connection with a merger, consolidation, acquisition, or reorganization.

 5. Make a short sale of securities or maintain a short position, except that the International Equity Fund, the Emerging Opportunities Fund, the Core Equity Fund, and the Global High-Yield Bond Fund may make short sales against-the-box. Collateral arrangements entered into by the Funds with respect to futures contracts and related options and the writing of options are not deemed to be short sales.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

6. Purchase securities on margin or otherwise borrow money or issue senior securities except that a Fund may enter into reverse repurchase agreements and purchase securities on a when-issued or a delayed delivery basis. A Fund may also obtain such short-term credit as it needs for the clearance of securities transactions and may borrow from a bank as a temporary measure to facilitate redemptions (but not for leveraging or investment) or to exercise an option, provided that the amount borrowed does not exceed 5% of the value of the Fund's total assets (including the amount owed as a result of the borrowing) at the time the borrowing is made. Investment securities will not be purchased while borrowings are outstanding. Interest paid on borrowings will not be available for investment. Collateral arrangements entered into by a Fund with respect to futures contracts and related options and the writing of options are not deemed to be the issuance of a senior security or the purchase of a security on margin.

 7. Enter into reverse repurchase agreements if, as a result, the Fund's obligations with respect to reverse repurchase agreements would exceed 10% of the Fund's net assets (defined to mean total assets at market value less liabilities other than reverse repurchase agreements).

 8. Pledge or mortgage assets, except that not more than 10% of the value of any Fund may be pledged (taken at the time the pledge is made) to secure borrowings made in accordance with item 6 above and that a Fund may enter into reverse repurchase agreements in accordance with item 7 above. Collateral arrangements entered into by a Fund with respect to futures contracts and related options and the writing of options are not deemed to be the pledge of assets.

9. Lend money, except that loans of up to 10% of the value of each Fund except for the Global High-Yield Bond Fund, and loans of up to 100% of the value of the Global High-Yield Bond Fund, may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by a Fund in accordance with its investment objectives and policies.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

10. Underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of Fund securities and with loans that a Fund may make pursuant to item 9 above.

11. Make an investment unless, when considering all its other investments, 75% of the value of a Fund's assets would consist of cash, cash items, obligations of the United States government, its agencies or instrumentalities, and other securities. For purposes of this restriction, "other securities" are limited for each issuer to not more than 5% of the value of a Fund's assets and to not more than 10% of the issuer's outstanding voting securities held by American Odyssey Funds, Inc. as a whole. Some uncertainty exists as to whether certain of the types of bank obligations in which a Fund may invest, such as certificates of deposit and bankers' acceptances, should be classified as "cash items" rather than "other securities" for purposes of this restriction, which is a diversification requirement under the 1940 Act. Interpreting most bank obligations as "other securities" limits the amount a Fund may invest in the obligations of any one bank to 5% of its total assets. If there is an authoritative decision that any of these obligations are not "securities" for purposes of this diversification test, this limitation would not apply to the purchase of such obligations.

12. Purchase securities of a company in any industry if, as a result of the purchase, a Fund's holdings of securities issued by companies in that industry would exceed 25% of the value of the Fund, except that this restriction does not apply to purchases of obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or issued by domestic banks. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry and will be grouped instead according to their services; for example, gas, electric, and telephone utilities will each be considered a separate industry.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

13. Invest in illiquid securities (including repurchase agreements maturing in more than 7 days) or in the securities of issuers (other than U.S. government agencies or instrumentalities) having a record, together with predecessors, of less than 3 years' continuous operation if, regarding all such securities, more than 10% of the Fund's total assets would be invested in them, except that this restriction shall not apply to the Global High-Yield Bond Fund. For purposes of this restriction, illiquid securities are those that are subject to legal or contractual restrictions on resale or for which no readily available market exists. Restricted securities that have not been registered but may be sold and resold to institutional investors are not considered illiquid for purposes of this restriction, provided that there is dealer or institutional trading market in such securities.

In addition, the Board of Directors has adopted the following restriction for the Global High-Yield Bond Fund as a nonfundamental investment policy, which means that the Board of Directors may change it without shareholder approval:

           The Global High-Yield Bond Fund may not invest more than 15% of its net assets in illiquid securities, i.e., securities subject to legal or contractual restrictions on resale or for which no readily available market exists. Restricted securities that have not been registered but may be sold and resold to institutional investors are not considered illiquid for purposes of this restriction, provided that there is dealer or institutional trading market in such securities.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

CONDITIONS FOR CHANGING SUBADVISERS WITHOUT SHAREHOLDER APPROVAL

         As described in the prospectus, the Securities and Exchange Commission has granted an order permitting the Board of Directors (the "Board") to enter into new or amended subadvisory agreements without shareholder approval. In their application to the Securities and Exchange Commission requesting that order, American Odyssey Funds, Inc. (the "Company") and the Manager consented to the following conditions:

         1. Before any Fund may rely on the order requested in the application, the operation of the Fund in the manner described in the application will be approved by a majority vote of persons having voting rights with respect to the Fund or, in the case of a new Fund whose prospectus contains the disclosure contemplated by condition 2 below, by the sole initial shareholder(s) before offering shares of such Fund to the public.

         2. Any Fund relying on the requested relief will disclose in its prospectus the existence, substance, and effect of any order granted pursuant to the application. In addition, any such Fund will hold itself out to the public as employing the "manager/subadviser" structure described in the application. The prospectus will prominently disclose that the Manager has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement.

         3. The Manager will provide management and administrative services to the Company and, subject to the review and approval by the Board, will: (i) set each Fund's overall investment strategies; (ii) evaluate, select, and recommend subadvisers to manage all or part of a Fund's assets; (iii) allocate and, when appropriate, reallocate each Fund's assets among subadvisers; (iv) monitor and evaluate subadviser performance; and (v) oversee subadviser compliance with the applicable Fund's investment objective, policies and restrictions.

         4. A majority of the Board will be persons who are not "interested persons" (as defined in section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Company ("Independent Directors"), and the nomination of new or additional Independent Directors will be placed within the discretion of the then existing Independent Directors.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

         5. The Company will not enter into a subadvisory agreement with any subadviser that is an "affiliated person" of the Fund (as defined in section 2(a)(3) of the Investment Company Act of 1940, as amended) ("Affiliated Subadviser") other than by reason of serving as subadviser to one or more Funds without such subadvisory agreement, including the compensation to be paid thereunder, being approved by the persons having voting rights with respect to the applicable Fund.

         6. When a subadviser change is proposed for a Fund with an Affiliated Subadviser, the Board, including a majority of the Independent Directors, will make a separate finding, reflected in the Board minutes, that such change is in the best interests of the applicable Fund and persons having voting rights with respect to that Fund and that such change does not involve a conflict of interest from which the Manager or the Affiliated Subadviser derives an inappropriate advantage.

         7. No director, trustee, or officer of the Company or the Manager will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by any such director, trustee or officer) any interest in a subadviser except for ownership of (i) interests in the Manager or any entity that controls, is controlled by, or is under common control with the Manager, or
(ii) less than 1% of the outstanding securities of any class of equity or debt of a publicly-traded company that is either a subadviser or an entity that controls, is controlled by, or is under common control with a subadviser.

         8. Within 90 days of the hiring of any new subadviser, the Manager will furnish persons having voting rights with respect to the appropriate Fund with all information about the new subadviser or subadvisory agreement that would be included in a proxy statement. Such information will include any changes caused by the addition of the new subadviser. To meet this condition, the Manager will provide persons having voting rights with an information statement meeting the requirements of Regulation 14C, Schedule 14C, and Item 22 of Schedule 14A under the Securities Exchange Act of 1934.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

 The directors and principal officers of American Odyssey Funds, Inc. (the "Company"), their business addresses and principal occupations for the past five years are set forth in the following table. Those Directors who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with the Company, are indicated by an asterisk (*).



                                               POSITION WITH                      PRINCIPAL OCCUPATION
 NAME AND ADDRESS                               THE COMPANY                      DURING PAST FIVE YEARS
 ----------------                               -----------                      ----------------------
 Robert C. Dughi*                             Chairman of the           Chairman of the Board and Chief
 Two Tower Center                           Board and President         Executive Officer, The Copeland
 East Brunswick, NJ                                                     Companies.  Also:  Chairman of the Board
 08816                                                                  and President of  Copeland Financial
                                                                        Services, Inc. ("CFS") and the Manager,
                                                                        and Chairman of the Board of Copeland
                                                                        Equities, Inc.

 Kent A. Kelley*                                 Director               Senior Vice President, Salomon Smith
 One Tower Square                                                       Barney Asset Management; prior to
 Hartford, CT                                                           January 1998, Chief Executive Officer of
 06183                                                                  Travelers Inv. Management Company
                                                                        ("TIMCO"); prior to January 1995,
                                                                        President and Chief Inv. Officer of TIMCO

 Linda Walker Bynoe                              Director               President and Chief Operating Officer,
 875 N. Michigan Avenue                                                 Telemat, Ltd.
 Suite 2505
 Chicago, IL
 60611

 Steven I. Weinstein                             Director               Deputy General Counsel, Foster Wheeler
 Perryville Corp. Park                                                  Corporation; President and Director,
 Clinton, NJ                                                            Foster Wheeler Real Estate Development
 08809                                                                  Corporation.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


                                               POSITION WITH                      PRINCIPAL OCCUPATION
 NAME AND ADDRESS                              THE COMPANY                       DURING PAST FIVE YEARS
 ----------------                              -----------                       ----------------------
 Jane DiRenzo Pigott                             Director               Partner, Environmental Law Department,
 35 West Wacker Drive                                                   Winston & Strawn. Prior to May 1993,
 Suite 4000                                                             Partner and Chairperson of Environmental
 Chicago, IL                                                            Law Dept., Katten Muchin & Zavis.
 60601

 Mark M. Skinner*                                Director               Executive Vice President and Chief
 Two Tower Center                                                       Marketing Officer, The Copeland
 East Brunswick, NJ                                                     Companies.  Also:  President of Copeland
 08816                                                                  Equities, Inc. and Executive Vice
                                                                        President of CFS and the Manager

 John G. Beam, Jr.                               Director               Chairman of the Board,
 501 South 2nd Street                                                   Harris & Harris of Kentucky, Inc.
 Louisville, KY
 40202

 Nicholas D. Yatrakis                            Director               Physician in private practice
 1 Wedgewood Way
 Scotch Plains, NJ
 07076

 William A. Arnold                        Senior Vice President         Senior Vice President, Chief Financial
 Two Tower Center                             and Treasurer             Officer, and Treasurer, The Copeland
 East Brunswick, NJ                                                     Companies.  Also: Senior Vice President,
 08816                                                                  Chief Financial Officer and Treasurer of
                                                                        CFS and the Manager.  Prior to January
                                                                        1998, Vice President and Asst. Financial
                                                                        Officer, The Travelers Insurance Company

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                                               POSITION WITH                      PRINCIPAL OCCUPATION
 NAME AND ADDRESS                               THE COMPANY                      DURING PAST FIVE YEARS
 ----------------                               -----------                      ----------------------
 Paul S. Feinberg                         Senior Vice President         Senior Vice President and General
 Two Tower Center                             and Secretary             Counsel, The Copeland Companies.  Also:
 East Brunswick, NJ                                                     Senior Vice President and General
 08816                                                                  Counsel of CFS, the Manager, and
                                                                        Copeland Equities, Inc.

 Mark E. Freemyer                             Vice President            Vice President, The Copeland Companies.
 Two Tower Center                                                       Also:  Vice President of CFS, the
 East Brunswick, NJ                                                     Manager, and Copeland Equities, Inc.
 08816                                                                  Prior to February 1995, Vice President,
                                                                        Kidder, Peabody & Co., Incorporated.




Compensation Table
-----------------------------------------------------------------------------------------------------------------
                                                                             Total compensation from AOF and
Name of Director                        Aggregate compensation from AOF       Fund Complex paid to Directors
-----------------------------------------------------------------------------------------------------------------
Robert C. Dughi                        $0                                    $0
-----------------------------------------------------------------------------------------------------------------
Kent A. Kelley                         $0                                    $0
-----------------------------------------------------------------------------------------------------------------
Linda Walker Bynoe                     $18,000                               $18,000
-----------------------------------------------------------------------------------------------------------------
Steven I. Weinstein                    $18,000                               $18,000
-----------------------------------------------------------------------------------------------------------------
Jane DiRenzo Pigott                    $18,000                               $18,000
-----------------------------------------------------------------------------------------------------------------
Mark M. Skinner                        $0                                    $0
-----------------------------------------------------------------------------------------------------------------
John G. Beam, Jr.                      $18,000                               $18,000
-----------------------------------------------------------------------------------------------------------------
Nicholas D. Yatrakis                   $18,000                               $18,000
-----------------------------------------------------------------------------------------------------------------


 Directors do not receive any form of deferred or retirement benefits. None of the compensated directors are members of a board of any other mutual fund other than AOF.

 As of May 1, 1998, the directors and officers owned in the aggregate less than 1% of the outstanding shares of each Fund.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

INVESTMENT ADVISERS


 For the years 1995, 1996, and 1997, the International Equity Fund paid the Manager fees of $488,474, $823,891, and $1,320,135 respectively, and the Manager paid the subadviser $310,189, $506,087, and $776,892 respectively. In 1995, the Fund also paid the Manager $69,257 as a repayment of expenses previously reimbursed under an expense limitation agreement.



 For the years 1995 and 1996, the Emerging Opportunities Fund paid the Manager fees of $811,641 and $1,169,885 respectively, and the Manager paid the subadviser $487,651 and $683,573 respectively. In 1997, the Fund paid the Manager $1,405,303, and the Manager paid Wilke/Thompson Capital Management, Inc., one of the Fund's subadvisers during 1997, $571,429, and paid Cowen & Co., the Fund's other subadviser in 1997, $290,218.



 For the years 1995, 1996, and 1997, the Core Equity Fund paid the Manager fees of $855,725, $1,362,267, and $2,022,000 respectively, and the Manager paid the subadviser $489,333, $765,782, and $1,125,636 respectively.



 For the years 1995, 1996, and 1997, the Long-Term Bond Fund paid the Manager fees of $486,896, $718,488, and $945,274 respectively, and the Manager paid the subadviser $243,334, $359,244, and $472,637 respectively. In 1995, the Fund also paid the Manager $40,770 as a repayment of expenses previously reimbursed under an expense limitation agreement.



 For the years 1995, 1996, and 1997, the Intermediate-Term Bond Fund paid the Manager fees of $317,000, $442,594, and $493,298 respectively, and the Manager paid the subadviser $158,441, $221,298, and $246,921 respectively. In 1995, the Fund also paid the Manager $46,612 as a repayment of expenses previously reimbursed under an expense limitation agreement.



 For the years 1995, 1996, and 1997, the Short-Term Bond Fund paid the Manager fees of $113,867, $161,395, and $271,414 respectively, and the Manager paid the subadviser $56,916, $80,698, and $135,707 respectively. In 1995, 1996, and 1997, the Fund also paid the Manager $1,531, $21,289, and $42,792 respectively, as a repayment of expenses previously reimbursed under an expense limitation agreement.


 The expense limitation agreement is no longer in effect for any of the Funds. Each Fund has repaid the Manager for all expenses previously reimbursed.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

 For more information regarding investment advisers, see MANAGEMENT OF THE FUNDS in the prospectus.

OTHER SERVICE PROVIDERS


 Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116 is the custodian of the assets and is also the accounting services agent for the Funds of the Company. In that capacity Investors Bank & Trust Company provides custodial and accounting services to, and keeps the accounts and records of, the Company. The Company pays a monthly fee based upon the total assets of the Funds at the end of the month at an annual rate of between 0.04% and 0.08% plus reimbursement of out-of-pocket expenses for obtaining information from pricing services and securities transaction charges. For both U.S. and non-U.S. assets, the annual rate is 0.08% for assets up to $250 million, 0.06% for assets over $250 million and up to $500 million, and 0.04% for assets over $500 million. For non-U.S. assets, the Company paid additional custodial expenses at annual rates of 0.04% and 0.13%, based upon the country. For the years 1995, 1996, and 1997, the Company paid $213,928, $671,232, and $864,106 respectively to Investors Bank & Trust Company as custodian and accounting services agent.


 The Bank of New York, 48 Wall Street, New York, New York, 10286 was custodian of the assets of the Funds of the Company and maintained certain records and books in connection therewith, until June 30, 1995.

 The Bank of New York was also the accounting services agent for the Funds of the Company until that date. In that capacity the Bank of New York provided accounting services to, and kept the accounts and records of, the Company. Each Fund paid a monthly fee based on the Fund's net asset value at the end of the month at an annual rate of between 0.03% and 0.08% plus reimbursement of out-of-pocket expenses for obtaining information from pricing services. For U.S. assets, the annual rate is 0.05% for assets up to $50 million, 0.04% for assets over $50 million and up to $100 million, and 0.03% for assets over $100 million. For non-U.S. assets, the annual rate is 0.08% for assets up to $50 million, 0.06% for assets over $50 million and up to $100 million, and 0.04% for assets over $100 million. The minimum monthly fee was $2,000 for U.S. Funds and $3,400 for international Funds. For 1995, the Company paid $117,045 to the Bank of New York as accounting services agent.

 American Odyssey Funds Management, Inc. (the "Manager"), Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063, serves as transfer agent and dividend disbursing agent

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

 for the Company. The Company does not pay a separate fee for this service; rather, it reimburses the Manager for reasonable out-of-pocket expenses incurred in connection with providing the service.

 Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109 serves as the Company's independent accountants, providing audit services.

 Copeland Equities, Inc., Two Tower Center, East Brunswick, NJ 08816, serves as principal underwriter of the shares of the Company. It is an indirect, wholly-owned subsidiary of Travelers Group Inc.


 RogersCasey Sponsor Services ("RogersCasey"), 1 Parklands Drive, Darien, CT 06820, assists the Manager in monitoring the performance of the subadvisers and comparing that performance to that of other investment managers. For this assistance, the Manager (not the Company) paid RogersCasey a fee of approximately $50,000 in 1995, $135,000 in 1996, and $140,000 in 1997.



 Investors Bank and Trust Company assists the Manager in providing certain administrative services for the Company. For this assistance, the Manager (not the Company) paid Investors Bank & Trust Company a fee of $116,550 in 1996 and $236,026 in 1997. Investors Bank & Trust Company did not serve in this capacity before 1996.



                             PORTFOLIO TRANSACTIONS

 Each Fund's subadviser is responsible for the selection of brokers and dealers to effect that Fund's transactions and the negotiation of brokerage commissions, if any. Transactions on a stock exchange in equity securities will be executed primarily through brokers who will receive a commission paid by the Fund. Fixed income securities, as well as securities traded in the over-the-counter market, on the other hand, will not normally involve any brokerage commissions. The securities are generally traded on a "net" basis with the dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed priced that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain of these securities may be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

 In purchasing and selling a Fund's portfolio securities, it is the subadvisers' policy to seek quality execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute a Fund's portfolio transactions, the subadviser will consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services they provide to the subadviser or the Fund.

 Notwithstanding the above, under certain conditions, the Funds are authorized to pay higher brokerage commissions in return for brokerage and research services, although they have no current arrangement to do so. The subadvisers may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission or price for executing a transaction that is in excess of the commission or price another broker would have received for executing the transaction if it is determined that such commission or price is reasonable in relation to the value of the brokerage and/or research services which have been provided. In some cases, research services are generated by third parties, but are provided to the subadviser or through broker-dealers.

 The subadvisers may receive a wide range of research services from broker-dealers, including information on securities markets, the economy, individual companies, statistical information, accounting and tax law interpretations, technical market action, pricing and appraisal services, and credit analyses. Research services are received primarily in the form of written reports, telephone contacts, personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives, and access to various computer-generated data. Research services received from broker-dealers are supplemental to each investment adviser's own research efforts and, when utilized, are subject to internal analysis before being incorporated into the investment process.

 In allocating brokerage for the Funds, the subadvisers may annually assess the contribution of the brokerage and research services provided by broker-dealers, and allocate a portion of the brokerage business of its clients on the basis of these assessments. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations, but can exceed the suggestions because total brokerage is allocated on the basis of all the considerations described above. In no instance is a broker-

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

dealer excluded from receiving business because it has not been identified as providing research services.

 The subadvisers cannot readily determine the extent to which net prices or commission rates charged by broker-dealers reflect the value of their research services. However, net prices and commissions are periodically reviewed to determine whether they are reasonable in relation to the services provided. In some instances, the subadvisers receive research services they might otherwise have had to perform for themselves. The research services provided by broker-dealers can be useful to the subadvisers, in serving the Funds, as well as to their other clients.

 A subadviser may employ an affiliated broker to execute brokerage transactions on behalf of the Fund as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Funds may not engage in any transaction in which a subadviser or its affiliates act as principal, including over-the-counter purchases and negotiated trades in which such party acts as a principal.

 On occasion, an investment opportunity may be appropriate for more than one entity for which a subadviser serves as investment manager or adviser. On those occasions, one entity will not be favored over another and allocations of investments among them will be made in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entities investment objectives and its current cash and investment positions.

 The subadvisers may enter into certain commission recapture arrangements with broker-dealers. Under these arrangements, the broker-dealer agrees to return a portion of the brokerage commission for the benefit of the fund, either in the form of a cash refund or by payment of a fund expense such as custodial expenses. Subadvisers will execute trades under such arrangements only when it is consistent with the policy to seek best execution.

 The following charts provide the aggregate amount of brokerage commissions paid by each Fund during the last three years.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                            INTERNATIONAL EQUITY FUND


                                                              % Paid to Brokers       % of Transactions through
           Year                   Total Commissions           Providing Research      Brokers Providing Research
           ----                   -----------------           ------------------      --------------------------
           1995                       $161,675                        0%                          0%
           1996                       $249,106                        0%                          0%
           1997                       $214,573                        0%                          0%

                           EMERGING OPPORTUNITIES FUND

                                                              % Paid to Brokers       % of Transactions through
           Year                   Total Commissions           Providing Research      Brokers Providing Research
           ----                   -----------------           ------------------      --------------------------
           1995                        $65,993                       100%                        100%
           1996                        $90,013                       60%                         60%
           1997                       $585,591                       94%                         94%


 Commissions in the amount of $273 in 1996 were paid to The Robinson-Humphrey Company, Inc., an affiliate of the Manager.

                                CORE EQUITY FUND

                                                              % Paid to Brokers       % of Transactions through
           Year                   Total Commissions           Providing Research      Brokers Providing Research
           ----                   -----------------           ------------------      --------------------------
           1995                       $207,159                       78%                         78%
           1996                       $333,930                       63%                         63%
           1997                       $414,992                       50%                         50%

 Commissions in the amount of $186 in 1996 were paid to Smith Barney Inc., an affiliate of the Manager.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                               LONG-TERM BOND FUND

                                                              % Paid to Brokers       % of Transactions through
           Year                   Total Commissions           Providing Research      Brokers Providing Research
           ----                   -----------------           ------------------      --------------------------
           1995                        $30,903                        0%                          0%
           1996                        $66,218                        0%                          0%
           1997                        $94,185                        0%                          0%

                           INTERMEDIATE-TERM BOND FUND

                                                              % Paid to Brokers       % of Transactions through
           Year                   Total Commission            Providing Research      Brokers Providing Research
           ----                   ----------------            ------------------      --------------------------
           1995                          $0                           0%                          0%
           1996                          $0                           0%                          0%
           1997                          $0                           0%                          0%

                              SHORT-TERM BOND FUND

                                                              % Paid to Brokers       % of Transactions through
           Year                   Total Commissions           Providing Research      Brokers Providing Research
           ----                   -----------------           ------------------      --------------------------
           1995                        $1,447                        100%                        100%
           1996                          $0                           0%                          0%
           1997                          $0                           0%                          0%


On May 1, 1998, the Short-Term Bond Fund was renamed the Global High-Yield Bond Fund and adopted a substantially different investment objective and investment program. Information about commissions paid by the Short-Term Bond Fund is unlikely to be helpful to investors and potential investors in the Global High-Yield Bond Fund. For more information, see CONVERSION OF SHORT-TERM BOND FUND TO GLOBAL HIGH-YIELD BOND FUND in the prospectus.

The annual portfolio turnover rate for the International Equity, Emerging Opportunities, and Core Equity Funds are expected to be less than 100%. For 1998 only, the portfolio turnover rate for the Global High-Yield Bond Fund is expected to exceed 100% because of the conversion of the Fund. For more information, see CONVERSION OF SHORT-TERM BOND

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION


FUND TO GLOBAL HIGH-YIELD BOND FUND in the prospectus. After 1998, the annual portfolio turnover rate for the Global High-Yield Bond Fund is expected to be less than 100%. The annual portfolio turnover rate for the Long-Term Bond and Intermediate-Term Bond Funds are expected to be more than 100%. See INVESTMENT OBJECTIVES AND PROGRAMS of those Funds in the prospectus for more information. For a listing of last year's portfolio turnover rates for all of the Funds other than the Global High-Yield Bond Fund, see FINANCIAL HIGHLIGHTS in the prospectus.


                            NET ASSET VALUE OF SHARES

 The net asset value of the shares of each Fund is determined once daily, as of 4:15 p.m. New York City time, on each day during which the New York Stock Exchange ("NYSE") is open for business. The NYSE is open for business Monday through Friday except for the days on which the following holidays are observed:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of each Fund is computed by adding the sum of the value of the securities held by that Fund plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that Fund at such time. Expenses, including the investment management fee, are accrued daily.

 Equity securities for which the primary market is on an exchange are generally valued at the last sale price on such exchange as of the close of the NYSE (which is currently 4:00 p.m. New York City time) or, in the absence of recorded sales, at the mean between the most recently quoted bid and asked prices. NASDAQ National Market System equity securities are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Other over-the-counter equity securities are valued at the mean between the most recently quoted bid and asked prices. Convertible debt securities that are actively traded in the over-the-counter, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices.

 Debt obligations (other than those with remaining maturities of less than 60 days when purchased) are valued utilizing an independent pricing service to determine valuations for normal institutional size trading units of securities. The pricing service considers such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities. Debt obligations with remaining maturities of less than 60 days will be

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

valued at amortized cost, which approximates market value. This means that each obligation will be valued initially at its purchase price (or its market value as of the 60th day prior to maturity) and thereafter by amortizing any discount or premium uniformly to maturity, unless this method does not represent fair market value. In such cases, the security will be valued at its fair value as determined by the Manager and/or the subadvisers under the direction of the Board of Directors of the Company.

 Options traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchanges (which is currently 4:10 p.m. New York City time). Futures contracts are marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchanges (which is currently 4:15 p.m. New York City time). Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.

 Securities or assets for which market quotations are not readily available will be valued at fair value as determined by the Manager and/or the subadvisers under the direction of the Board of Directors of the Company.

 Generally, trading in foreign securities, as well as corporate bonds, U.S. government securities, and money market instruments, is substantially completed each day at various times prior to the close of the NYSE. The value of any such securities are determined as of such times for purposes of computing a Fund's net asset value. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith by the applicable subadviser under procedures established by and under the general supervision of the Company's Board of Directors.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

                             PERFORMANCE INFORMATION

 The Funds may quote their performance in various ways. All performance information supplied by the Funds is historical and is not intended to indicate future performance. A Fund's share prices, yields, and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

 Performance information for a Fund includes the effect of deducting that Fund's expenses, but does not include charges and expenses attributable to any particular insurance product.

 Yields quoted in advertising are computed by dividing that Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends for equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

 Income calculated for the purpose of determining the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the semiannual compounding assumed in yield calculations, the yields quoted for the Funds may differ from the income the Funds paid over the same period or the rate of income reported in the Funds' financial statements.

 Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share (NAV) over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a total return of 100% over ten years would require an average

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance.

 In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yield and other performance information may be quoted numerically or in a table, graph or similar illustration.

                                      TAXES

 This section supplements the tax disclosure in the section FEDERAL TAXES in the prospectus.

 Section 817(h) of the Internal Revenue Code requires that assets underlying variable life insurance and variable annuity contracts must meet certain diversification requirements if the contracts are to qualify as life insurance and annuity contracts. The diversification requirements ordinarily must be met within 1 year after contract owner funds are first allocated to the particular Fund, and within 30 days after the end of each calendar quarter thereafter. In order to meet the diversification requirements set forth in Treasury Regulations issued pursuant to Section 817(h), each Fund must meet one of two alternative tests. Under the first test, no more than 55% of the Fund's assets can be invested in any one investment; no more than 70% of the assets can be invested in any two investments; no more than 80% of the assets can be invested in any three investments; and no more than 90% can be invested in any four investments. Under the second test, the Fund must meet the tax law diversification requirements for a regulated investment company and no more than 55% of the value of the Fund's assets can be invested in cash, cash items, government securities, and securities of other regulated investments.

                                                    AMERICAN ODYSSEY FUNDS, INC.
                                             STATEMENT OF ADDITIONAL INFORMATION

 For purposes of determining whether a variable account is adequately diversified, each United States government agency or instrumentality is treated as a separate issuer for purposes of determining whether a Fund is adequately diversified. The Company's compliance with the diversification requirements will generally limit the amount of assets that may be invested in federally insured certificates of deposit and all types of securities issued or guaranteed by each United States government agency or instrumentality.

 The International Equity Fund may be required to pay withholding or other taxes to foreign governments. If so, the taxes will reduce the Fund's dividends. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government which addresses this issue. If no such treaty exists, the foreign tax withholding would be 30%. While contract owners will thus bear the cost of foreign tax withholding, they will not be able to claim a foreign tax credit or deduction for foreign taxes paid by the Fund.

                               OWNERSHIP OF SHARES

 The Company currently issues six classes of stock: (1) American Odyssey Core Equity Fund Stock; (2) American Odyssey Emerging Opportunities Fund Stock; (3) American Odyssey International Equity Fund Stock; (4) American Odyssey Long-Term Bond Fund Stock; (5) American Odyssey Intermediate-Term Bond Fund Stock; and (6) American Odyssey Global High-Yield Bond Fund Stock. For more information, see GENERAL INFORMATION in the prospectus.

-------------------------------------------------------------------------------
Statements of Assets and Liabilities
American Odyssey Funds, Inc. / December 31, 1997
-------------------------------------------------------------------------------

                                                           Emerging                                   Intermediate
                                         International  Opportunities   Core Equity     Long-Term         Term         Short-Term
                                         Equity Fund         Fund          Fund         Bond Fund       Bond Fund      Bond Fund
                                         -------------  -------------   -------------  -------------  --------------  ------------
ASSETS
   Investments in securities, at cost..   $201,197,983   $212,586,767    $297,388,264   $198,965,142    $106,685,504   $57,188,291
----------------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value
  (see accompanying Portfolio of
  Investments) (Note 2) ...............   $224,207,852   $245,774,796    $406,071,334   $204,140,597    $107,272,740   $57,572,198
Cash ..................................      8,051,307     21,290,263       7,728,339     17,665,389           2,215       609,105
Cash, denominated in foreign currency
  (cost, $4,364,940) ..................      4,196,182             --              --             --              --            --
Receivables for:
   Capital stock subscriptions ........        281,888        243,045         502,408        305,656          64,193        50,435
   Investment securities sold .........             --      2,274,122       1,442,922             --              --            --
   Delayed delivery transactions
     (Note 9) .........................             --             --              --     49,948,278              --            --
   Unrealized appreciation on forward
     foreign currency contracts
     (Note 8) .........................      1,089,879             --              --             --              --            --
   Interest ...........................         39,956         80,895          47,091      2,340,810       1,326,244       631,196
   Dividends ..........................        228,645         91,226         745,224             --              --            --
   Foreign tax reclaims ...............         78,093             --           2,851             --              --            --
Prepaid organization expense ..........          1,898          1,826           1,827          1,834           1,856         1,856
                                          ------------   ------------    ------------   ------------    ------------   -----------
   Total assets .......................    238,175,700    269,756,173     416,541,996    274,402,564     108,667,248    58,864,790
                                          ------------   ------------    ------------   ------------    ------------   -----------
LIABILITIES
Payables for:
   Investment securities purchased ....      1,361,614     10,679,678       1,587,134      3,988,223              --            --
   Delayed delivery transactions
     (Note 9) .........................             --             --              --     51,337,598              --            --
   Unrealized depreciation on forward
     foreign currency contracts
     (Note 8) .........................         69,093             --              --             --              --            --
   Variation margin on open futures
     contracts (Note 6) ...............             --             --              --        106,687              --            --
Payable to Adviser ....................        125,896        150,578         207,580         83,066          47,980        26,335
Accrued expenses ......................         48,040         39,489          49,187         32,639          23,634        17,909
                                          ------------   ------------    ------------   ------------    ------------   -----------
   Total liabilities ..................      1,604,643     10,869,745       1,843,901     55,548,213          71,614        44,244
                                          ------------   ------------    ------------   ------------    ------------   -----------
NET ASSETS ............................   $236,571,057   $258,886,428    $414,698,095   $218,854,351    $108,595,634   $58,820,546
                                          ============   ============    ============   ============    ============   ===========
Capital shares outstanding ............     15,277,557     18,071,430      20,812,710     20,383,564      10,531,347     5,704,494
                                          ============   ============    ============   ============    ============   ===========
Net asset value per share .............         $15.48         $14.33          $19.93         $10.74          $10.31        $10.31
                                          ============   ============    ============   ============    ============   ===========
------------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Capital shares at par .................   $    152,776   $    180,714    $    208,127   $    203,836    $    105,313   $    57,045
Additional paid-in-capital ............    198,816,813    226,916,667     256,865,764    208,966,285     107,349,249    58,608,562
Undistributed net investment income....      4,133,869             --          40,198        114,595          37,666        21,955
Accumulated net realized gain (loss)
  on investments, futures contracts,
  option contracts and foreign
  currency transactions ...............      9,593,909     (1,398,982)     48,900,936      4,572,544         516,170      (250,923)
Net unrealized appreciation on
  investments, translation of assets
  and liabilities in foreign
  currencies, futures contracts and
  option contracts ....................     23,873,690     33,188,029     108,683,070      4,997,091         587,236       383,907
                                          ============   ============    ============   ============    ============   ===========
                                          $236,571,057   $258,886,428    $414,698,095   $218,854,351    $108,595,634   $58,820,546
                                          ============   ============    ============   ============    ============   ===========


   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Operations
American Odyssey Funds, Inc. / For the year ended December 31, 1997
--------------------------------------------------------------------------------

                                                                 Emerging                                  Intermediate
                                              International   Opportunities   Core Equity     Long-Term        Term      Short-Term
                                               Equity Fund        Fund            Fund        Bond Fund      Bond Fund   Bond Fund
                                               ------------   -------------   ------------   ------------  ------------ -----------
INVESTMENT INCOME
Dividends ...................................  $ 4,740,999(1) $    578,112(2) $ 6,913,314(3) $        --   $       --   $       --
Interest ....................................      480,037         851,831        363,698     12,939,002     6,452,343   3,361,008
                                               -----------    ------------    -----------    -----------   -----------  ----------
   Total income .............................    5,221,036       1,429,943      7,277,012     12,939,002     6,452,343   3,361,008
                                               -----------    ------------    -----------    -----------   -----------  ----------
EXPENSES
Management fees (Note 3) ....................    1,320,135       1,405,303      2,022,000        945,274       493,298     271,414
Audit fees ..................................       13,890          11,472         15,727         12,475         9,114       6,685
Director's fees & expenses ..................       21,928          21,137         33,544         16,571         8,795       4,887
Custodian fees ..............................      268,332         162,886        212,360        122,051        57,924      40,553
Legal fees ..................................       13,786          17,398         22,187         15,937         9,136       3,965
Printing expense ............................       58,407         245,265         71,011         50,912        36,720      24,559
Amortization of organization expense ........        4,975           4,913          4,847          4,895         4,920       4,997
Miscellaneous expense .......................        5,497           8,095          9,644          5,499         3,447       1,316
                                               -----------    ------------    -----------    -----------   -----------  ----------
   Total expenses before reimbursement ......    1,706,950       1,876,469      2,391,320      1,173,614       623,354     358,376
                                               -----------    ------------    -----------    -----------   -----------  ----------
   Reimbursement repaid to Management Company
     (Note 3) ...............................           --              --             --             --            --      42,792
Less:
   Expenses paid under directed brokerage
     arrangements (Note 4) ..................      (35,639)             --        (58,525)            --            --          --
                                               -----------    ------------    -----------    -----------   -----------  ----------
   Net expenses .............................    1,671,311       1,876,469      2,332,795      1,173,614       623,354     401,168
                                               -----------    ------------    -----------    -----------   -----------  ----------
     Net investment income (loss) ...........    3,549,725        (446,526)     4,944,217     11,765,388     5,828,989   2,959,840
                                               -----------    ------------    -----------    -----------   -----------  ----------
REALIZED and UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on security
     transactions ...........................    9,593,909       4,178,737     48,900,932      4,903,936       632,431    (148,187)
   Net realized loss on futures contracts ...           --              --             --     (1,166,089)           --          --
   Net realized gain on option contracts ....           --              --             --        798,211            --          --
                                               -----------    ------------    -----------    -----------   -----------  ----------
     Net realized gain (loss) on security
       transactions, futures contracts and
       option contracts .....................    9,593,909       4,178,737     48,900,932      4,536,058       632,431    (148,187)
   Net realized gain on foreign currency
     transactions ...........................    5,039,668              --             --             --            --          --
   Net increase (decrease) in unrealized
     appreciation of investments, futures
     contracts and option contracts .........   (7,928,382)     13,026,859     42,788,687      5,890,460       785,322     473,223
   Net unrealized depreciation from
     translation of assets and liabilities
     in foreign currencies ..................      (43,044)             --             --             --            --          --
                                               -----------    ------------    -----------    -----------   -----------  ----------
     Net realized and unrealized gain on
       investments ..........................    6,662,151      17,205,596     91,689,619     10,426,518     1,417,753     325,036
                                               -----------    ------------    -----------    -----------   -----------  ----------
   Net increase in net assets from
     operations .............................  $10,211,876    $ 16,759,070    $96,633,836    $22,191,906   $ 7,246,742  $3,284,876
                                               ===========    ============    ===========    ===========   ===========  ==========

(1)  Net of withholding taxes of $597,297.
(2)  Net of withholding taxes of $678.
(3)  Net of withholding taxes of $17,229

   The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Statements of Changes in Net Assets
American Odyssey Funds, Inc.
-------------------------------------------------------------------------------

                                                                      International Equity Fund        Emerging Opportunities Fund
                                                                  --------------------------------  --------------------------------
                                                                     Year ended       Year ended       Year ended       Year ended
                                                                    December 31,     December 31,     December 31,     December 31,
                                                                        1997             1996             1997             1996
                                                                  ---------------   --------------  ---------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss) ...................................    $  3,549,725     $  1,951,989    $    (446,526)   $   (661,610)
Net realized gain (loss) on security transactions, futures
  contracts and option contracts ...............................       9,593,909        1,855,312        4,178,737       9,311,902
Net realized gain (loss) on foreign currency transactions ......       5,039,668        1,968,421               --              --
Net increase (decrease) in unrealized appreciation
  (depreciation) of investments, translation of assets and
  liabilities in foreign currencies, futures contracts and
  option contracts .............................................      (7,971,426)      22,072,465       13,026,859     (16,078,616)
                                                                    -------------    -------------   --------------   -------------
   Net increase (decrease) in net assets resulting from
     operations ................................................      10,211,876       27,848,187       16,759,070      (7,428,324)
                                                                    -------------    -------------   --------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .....................................      (3,549,725)      (3,751,066)              --              --
From net realized gains on investment transactions .............        (862,014)        (903,958)              --     (14,364,919)
In excess of net investment income or realized gains ...........        (886,397)              --               --              --
                                                                    -------------    -------------   --------------   -------------
   Total distributions to shareholders .........................      (5,298,136)      (4,655,024)              --     (14,364,919)
                                                                    -------------    -------------   --------------   -------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares ..................................      43,198,871       89,218,342       66,649,338     103,366,353
Distributions reinvested .......................................       9,953,160          896,810       14,364,919       6,627,286
Cost of shares repurchased .....................................      (8,603,962)     (18,313,612)     (10,165,115)    (74,115,064)
                                                                    -------------    -------------   --------------   -------------
   Net increase from capital share transactions ................      44,548,069       71,801,540       70,849,142      35,878,575
                                                                    -------------    -------------   --------------   -------------
Net increase in net assets .....................................      49,461,809       94,994,703       87,608,212      14,085,332

NET ASSETS
Beginning of year ..............................................     187,109,248       92,114,545      171,278,216     157,192,884
                                                                    -------------    -------------   --------------   -------------
End of year ....................................................    $236,571,057     $187,109,248    $ 258,886,428    $171,278,216
                                                                    =============    =============   ==============   =============
Undistributed (excess distribution) net investment income ......    $  4,133,869     $    (19,402)              --              --
                                                                    =============    =============   ==============   =============

CAPITAL SHARES
Capital shares outstanding, beginning of year ..................      12,410,280        7,264,073       12,764,369      10,462,738
Capital shares issued ..........................................       2,764,223        6,422,181        4,984,206       6,669,075
Capital shares from distributions reinvested ...................         652,615           70,283        1,087,428         443,000
Capital shares redeemed ........................................        (549,561)      (1,346,257)        (764,573)     (4,810,444)
                                                                    -------------    -------------   --------------   -------------
Capital shares outstanding, end of year ........................      15,277,557       12,410,280       18,071,430      12,764,369
                                                                    =============    =============   ==============   =============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
American Odyssey Funds, Inc.
--------------------------------------------------------------------------------

                                                                          Core Equity Fund               Long-Term Bond Fund
                                                                     -----------------------------   ------------------------------
                                                                     Year ended      Year ended        Year ended      Year ended
                                                                     December 31,    December 31,      December 31,    December 31,
                                                                         1997            1996              1997            1996
                                                                     ------------    -------------    -------------    ------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss) ...................................     $  4,944,217    $   4,660,486    $  11,765,388    $  8,450,174
Net realized gain (loss) on security transactions, futures
  contracts and option contracts ...............................       48,900,932       15,834,337        4,536,058        (650,445)
Net realized gain (loss) on foreign currency transactions ......               --               --               --              --
Net increase (decrease) in unrealized appreciation
  (depreciation) of investments, translation of assets and
  liabilities in foreign currencies, futures contracts and
  option contracts .............................................       42,788,687       30,480,771        5,890,460      (4,201,977)
                                                                     ------------    -------------    -------------    ------------
   Net increase (decrease) in net assets resulting from
     operations ................................................       96,633,836       50,975,594       22,191,906       3,597,752
                                                                     ------------    -------------    -------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .....................................       (4,951,911)      (4,697,100)     (11,872,559)     (8,175,364)
From net realized gains on investment transactions .............       (4,293,241)     (11,536,265)        (188,073)             --
In excess of net investment income or realized gains ...........               --               --               --              --
                                                                     ------------    -------------    -------------    ------------
   Total distributions to shareholders .........................       (9,245,152)     (16,233,365)     (12,060,632)     (8,175,364)
                                                                     ------------    -------------    -------------    ------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares ..................................       63,233,692       89,834,796       31,371,836      64,001,096
Distributions reinvested .......................................       25,394,006        8,600,854       20,235,996      10,236,499
Cost of shares repurchased .....................................      (35,089,813)     (43,141,162)      (3,579,271)    (23,577,889)
                                                                     ------------    -------------    -------------    ------------
   Net increase from capital share transactions ................       53,537,885       55,294,488       48,028,561      50,659,706
                                                                     ------------    -------------    -------------    ------------
Net increase in net assets .....................................      140,926,569       90,036,717       58,159,835      46,082,094

NET ASSETS
Beginning of year ..............................................      273,771,526      183,734,809      160,694,516     114,612,422
                                                                     ------------    -------------    -------------    ------------
End of year ....................................................     $414,698,095    $ 273,771,526    $ 218,854,351    $160,694,516
                                                                     ============    =============    =============    ============
Undistributed (excess distribution) net investment income ......     $     40,198    $      47,896    $     114,595    $    242,735
                                                                     ============    =============    =============    ============
CAPITAL SHARES
Capital shares outstanding, beginning of year ..................       17,673,755       13,795,844       15,828,492      10,887,947
Capital shares issued ..........................................        3,512,120        6,205,107        2,958,292       6,272,737
Capital shares from distributions reinvested ...................        1,520,884          639,225        1,934,930         973,051
Capital shares redeemed ........................................       (1,894,049)      (2,966,421)        (338,150)     (2,305,243)
                                                                     ------------    -------------    -------------    ------------
Capital shares outstanding, end of year ........................       20,812,710       17,673,755       20,383,564      15,828,492
                                                                     ============    =============    =============    ============
                                                                     Intermediate-Term Bond Fund        Short-Term Bond Fund
                                                                    -----------------------------   ----------------------------
                                                                    Year ended       Year ended      Year ended      Year ended
                                                                    December 31,     December 31,    December 31,    December 31,
                                                                        1997             1996            1997           1996
                                                                    -------------    ------------    ------------    -----------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss) ...................................    $   5,828,989    $  5,111,303    $  2,959,840    $ 1,767,705
Net realized gain (loss) on security transactions, futures
  contracts and option contracts ...............................          632,431         488,591        (148,187)        75,014
Net realized gain (loss) on foreign currency transactions ......               --              --              --             --
Net increase (decrease) in unrealized appreciation
  (depreciation) of investments, translation of assets and
  liabilities in foreign currencies, futures contracts and
  option contracts .............................................          785,322      (1,945,622)        473,223       (585,095)
                                                                    -------------    ------------    ------------    -----------
   Net increase (decrease) in net assets resulting from
     operations ................................................        7,246,742       3,654,272       3,284,876      1,257,624
                                                                    -------------    ------------    ------------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .....................................       (5,989,855)     (4,980,334)     (3,005,205)    (1,745,696)
From net realized gains on investment transactions .............         (475,876)             --              --             --
In excess of net investment income or realized gains ...........               --              --              --             --
                                                                    -------------    ------------    ------------    -----------
   Total distributions to shareholders .........................       (6,465,731)     (4,980,334)     (3,005,205)    (1,745,696)
                                                                    -------------    ------------    ------------    -----------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares ..................................       13,449,251      34,374,279      10,266,744     29,548,991
Distributions reinvested .......................................       11,446,064       4,749,913       4,750,901      1,291,083
Cost of shares repurchased .....................................       (3,465,766)    (24,893,538)     (5,149,686)    (7,534,399)
                                                                    -------------    ------------    ------------    -----------
   Net increase from capital share transactions ................       21,429,549      14,230,654       9,867,959     23,305,675
                                                                    -------------    ------------    ------------    -----------
Net increase in net assets .....................................       22,210,560      12,904,592      10,147,630     22,817,603

NET ASSETS
Beginning of year ..............................................       86,385,074      73,480,482      48,672,916     25,855,313
                                                                    -------------    ------------    ------------    -----------
End of year ....................................................    $ 108,595,634    $ 86,385,074    $ 58,820,546    $48,672,916
                                                                    =============    ============    ============    ===========
Undistributed (excess distribution) net investment income ......    $      37,666    $    165,695    $     21,955    $    45,487
                                                                    =============    ============    ============    ===========
CAPITAL SHARES
Capital shares outstanding, beginning of year ..................        8,470,117       7,081,020       4,754,313      2,530,211
Capital shares issued ..........................................        1,276,376       3,298,559         975,165      2,826,896
Capital shares from distributions reinvested ...................        1,114,771         457,603         462,176        126,329
Capital shares redeemed ........................................         (329,917)     (2,367,065)       (487,160)      (729,123)
                                                                    -------------    ------------    ------------    -----------
Capital shares outstanding, end of year ........................       10,531,347       8,470,117       5,704,494      4,754,313
                                                                    =============    ============    ============    ===========

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Financial Highlights
American Odyssey Funds, Inc.
--------------------------------------------------------------------------------

                                                                            International Equity Fund
                                                  -----------------------------------------------------------------------------
                                                                                                                    May 17,
                                                                                                                   1993 (1)
                                                   Year ended       Year ended      Year ended     Year ended         to
                                                  December 31,     December 31,    December 31,   December 31,    December 31,
                                                      1997             1996            1995           1994           1993
                                                  -------------    ------------    ------------   ------------   -------------
NET ASSET VALUE
   Beginning of period ......................     $      15.08     $      12.68    $      10.76   $      11.98   $       10.00
                                                  -------------    ------------    ------------   ------------   -------------
OPERATIONS
   Net investment income (loss) (2)..........             0.57             0.29            0.17          (0.05)           0.03
   Net realized and unrealized gain (loss)
     on investments .........................             0.19             2.48            1.87          (0.78)           1.95
                                                  -------------    ------------    ------------   ------------   -------------
   Total from investment operations .........             0.76             2.77            2.04          (0.83)           1.98
                                                  -------------    ------------    ------------   ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income .....            (0.24)           (0.30)          (0.12)         (0.03)             --
   Distributions from net realized gains on
      investments ...........................            (0.06)           (0.07)             --          (0.26)             --
   Distributions in excess of net investment
     income or realized gains ...............            (0.06)              --              --          (0.10)             --
                                                  -------------    ------------    ------------   ------------   -------------
   Total distributions ......................            (0.36)           (0.37)          (0.12)         (0.39)             --
                                                  -------------    ------------    ------------   ------------   -------------
NET ASSET VALUE
   End of period ............................     $      15.48     $      15.08    $      12.68   $      10.76   $       11.98
                                                  =============    ============    ============   ============   =============
TOTAL RETURN (3).............................             5.04%           21.93%          19.00%         (6.98)%         19.80%
RATIOS/SUPPLEMENTAL DATA
   Net assets at end of period ..............     $236,571,057     $187,109,248    $ 92,114,545   $ 51,712,327   $  19,978,108
   Ratios of expenses to average net assets:
     Before repayments/reimbursements and
       directed brokerage arrangements ......             0.79%            0.86%           1.00%          1.36%           1.76%(4)
     After repayments/reimbursements and
       directed brokerage arrangements (5)...             0.77%            0.83%           1.08%          1.25%           1.25%(4)
   Ratios of net investment income to
     average net assets:
     Before repayments/reimbursements and
       directed brokerage arrangements ......             1.61%            1.51%           1.70%          0.83%           0.34%(4)
     After repayments/reimbursements and
       directed brokerage arrangements ......             1.63%            1.54%           1.62%          0.94%           0.85%(4)
   Portfolio turnover rate ..................            23.08%           21.54%          31.40%         50.25%           9.20%
   Average commission rate paid (6)..........     $     0.0217     $     0.0219              --             --              --

================================================================================
(1)  Commencement of operations.
(2) Net of expense reimbursements, repayments and directed brokerage arrangements.
(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders.
     Inclusion of these charges would reduce the total return shown.
(4)  Annualized.
(5) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/ reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.
(6) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Financial Highlights
American Odyssey Funds, Inc.
--------------------------------------------------------------------------------

                                                                         Emerging Opportunities Fund
                                                -----------------------------------------------------------------------------
                                                                                                                    May 17,
                                                                                                                   1993 (1)
                                                 Year ended        Year ended      Year ended      Year ended         to
                                                December 31,      December 31,    December 31,    December 31,   December 31,
                                                    1997              1996            1995            1994           1993
                                                -------------    -------------    ------------    ------------   ------------
NET ASSET VALUE
   Beginning of period .....................    $       13.42     $      15.02    $      11.84    $      10.94    $     10.00
                                                -------------     ------------    ------------    ------------    -----------
OPERATIONS
   Net investment loss (2)..................               --               --              --              --          (0.01)
   Net realized and unrealized gain (loss)
     on investments ........................             0.91            (0.47)           3.81            1.06           0.95
                                                -------------     ------------    ------------    ------------    -----------
   Total from investment operations ........             0.91            (0.47)           3.81            1.06           0.94
                                                -------------     ------------    ------------    ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net realized gains on
     investments ...........................               --            (1.13)          (0.58)          (0.16)            --
   Distributions in excess of net
     investment income or realized gains ...               --               --           (0.05)             --             --
                                                -------------     ------------    ------------    ------------    -----------
   Total distributions .....................               --            (1.13)          (0.63)          (0.16)            --
                                                -------------     ------------    ------------    ------------    -----------
NET ASSET VALUE
   End of period ...........................    $       14.33     $      13.42    $      15.02    $      11.84    $     10.94
                                                =============     ============    ============    ============    ===========
TOTAL RETURN (3)............................             6.78%           (3.03)%         32.23%           9.69%          9.40%
RATIOS/SUPPLEMENTAL DATA
   Net assets at end of period .............    $ 258,886,428     $171,278,216    $157,192,884    $ 88,676,329    $29,112,652
   Ratios of expenses to average net
     assets:
     Before repayments/reimbursements and
       directed brokerage arrangements .....             0.86%            0.72%           0.77%           0.91%          1.23%(4)
     After repayments/reimbursements and
       directed brokerage arrangements (5)..             0.86%            0.72%           0.77%           0.92%          1.00%(4)
   Ratios of net investment loss to average
     net assets:
     Before repayments/reimbursements and
       directed brokerage arrangements .....            (0.20)%          (0.34)%         (0.26)%         (0.31)%        (0.60)%(4)
     After repayments/reimbursements and
       directed brokerage arrangements .....            (0.20)%          (0.34)%         (0.26)%         (0.32)%        (0.38)%(4)
   Portfolio turnover rate .................            80.36%           43.00%          36.02%          27.40%          8.70%
   Average commission rate paid (6).........    $      0.0565     $     0.0505              --              --             --
------------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Net of expense reimbursements, repayments and directed brokerage arrangements.
(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders.
    Inclusion of these charges would reduce the total return shown.
(4) Annualized.
(5) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.
(6) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.


   The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
   Financial Highlights
   American Odyssey Funds, Inc.
-------------------------------------------------------------------------------

                                                                               Core Equity Fund
                                                -------------------------------------------------------------------------------
                                                                                                                    May 17,
                                                                                                                    1993 (1)
                                                Year ended       Year ended      Year ended       Year ended           to
                                               December 31,     December 31,    December 31,     December 31,     December 31,
                                                   1997             1996            1995             1994             1993
                                               -------------    -------------  ---------------   --------------  ---------------
NET ASSET VALUE
   Beginning of period ....................    $       15.49     $      13.32    $      10.06    $       10.33    $     10.00
                                               --------------    -------------   -------------   --------------   ------------
OPERATIONS
   Net investment income (2)...............             0.24             0.26            0.25             0.16           0.06
   Net realized and unrealized gain (loss)
     on investments .......................             4.65             2.83            3.63            (0.26)          0.33
                                               --------------    -------------   -------------   --------------   ------------
   Total from investment operations .......             4.89             3.09            3.88            (0.10)          0.39
                                               --------------    -------------   -------------   --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ...            (0.24)           (0.27)          (0.24)           (0.17)         (0.06)
   Distributions from net realized gains
     on investments .......................            (0.21)           (0.65)          (0.37)              --             --
   Distributions in excess of net
     investment income or realized gains ..               --               --           (0.01)              --             --
                                               --------------    -------------   -------------   --------------   ------------
   Total distributions ....................            (0.45)           (0.92)          (0.62)           (0.17)         (0.06)
                                               --------------    -------------   -------------   --------------   ------------
NET ASSET VALUE
   End of period ..........................    $       19.93     $      15.49    $      13.32    $       10.06    $     10.33
                                               ==============    =============   =============   ==============   ============
TOTAL RETURN (3)...........................            31.67%           23.20%          38.56%           (1.01)%         3.90%
RATIOS/SUPPLEMENTAL DATA
   Net assets at end of period ............    $ 414,698,095     $273,771,526    $183,734,809    $ 101,591,613    $37,355,875
   Ratios of expenses to average net
     assets:
     Before repayments/reimbursements and
       directed brokerage arrangements ....             0.67%            0.68%           0.72%            0.84%          1.12%(4)
     After repayments/reimbursements and
       directed brokerage arrangements (5).             0.65%            0.66%           0.70%            0.85%          1.00%(4)
   Ratios of net investment income to
     average net assets:
     Before repayments/reimbursements and
       directed brokerage arrangements ....             1.36%            1.93%           2.32%            2.27%          1.84%(4)
     After repayments/reimbursements and
       directed brokerage arrangements ....             1.38%            1.95%           2.33%            2.27%          1.96%(4)
   Portfolio turnover rate ................            45.54%           45.73%          38.44%           48.16%         48.00%
   Average commission rate paid (6)........    $      0.0596     $     0.0594              --               --             --
===================================================================================================================================

(1)  Commencement of operations.
(2) Net of expense reimbursements, repayments and directed brokerage arrangements.
(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders.
     Inclusion of these charges would reduce the total return shown.
(4)  Annualized.
(5) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/ reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.
(6) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.



   The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
   Financial Highlights
   American Odyssey Funds, Inc.
-------------------------------------------------------------------------------

                                                                             Long-Term Bond Fund
                                               --------------------------------------------------------------------------------
                                                                                                                     May 17,
                                                                                                                    1993 (1)
                                                  Year ended       Year ended      Year ended      Year ended           to
                                                 December 31,     December 31,    December 31,    December 31,     December 31,
                                                     1997             1996            1995            1994             1993
                                                --------------   -------------  ---------------  --------------   -------------
NET ASSET VALUE
   Beginning of period .....................    $       10.15     $      10.53    $       9.37    $      10.33    $     10.00
                                                --------------    -------------   -------------   -------------   ------------
OPERATIONS
   Net investment income (2)................             0.61             0.50            0.53            0.37           0.62
   Net realized and unrealized gain (loss)
     on investments ........................             0.61            (0.36)           1.57           (0.97)          0.45
                                                --------------    -------------   -------------   -------------   ------------
   Total from investment operations ........             1.22             0.14            2.10           (0.60)          1.07
                                                --------------    -------------   -------------   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income ....            (0.62)           (0.52)          (0.57)          (0.34)         (0.18)
   Distributions from net realized gains on
     investments ...........................            (0.01)              --           (0.27)          (0.02)         (0.56)
   Distributions in excess of net
     investment income or realized gains ...               --               --           (0.10)             --             --
                                                --------------    -------------   -------------   -------------   ------------
   Total distributions .....................            (0.63)           (0.52)          (0.94)          (0.36)         (0.74)
                                                --------------    -------------   -------------   -------------   ------------
NET ASSET VALUE
   End of period ...........................    $       10.74     $      10.15    $      10.53    $       9.37    $     10.33
                                                ==============    =============   =============   =============   ============
TOTAL RETURN (3)............................            12.01%            1.34%          22.44%          (5.79)%        10.70%
RATIOS/SUPPLEMENTAL DATA
   Net assets at end of period .............    $ 218,854,351     $160,694,516    $114,612,422    $ 70,359,236    $25,771,838
   Ratios of expenses to average net assets:
     Before repayments/reimbursements and
       directed brokerage arrangements .....             0.62%            0.63%           0.66%           0.73%          1.30%(4)(5)
     After repayments/reimbursements and
       directed brokerage arrangements (6)..             0.62%            0.63%           0.70%           0.75%          0.75%(4)
   Ratios of net investment income to
     average net assets:
     Before repayments/reimbursements and
       directed brokerage arrangements .....             6.22%            5.88%           6.67%           7.08%         15.19%(4)
     After repayments/reimbursements and
       directed brokerage arrangements .....             6.22%            5.88%           6.63%           7.05%         15.73%(4)
   Portfolio turnover rate .................           358.67%          369.32%         381.53%         152.91%        589.40%
====================================================================================================================================

(1)  Commencement of operations.
(2) Net of expense reimbursements, repayments and directed brokerage arrangements.
(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders.
     Inclusion of these charges would reduce the total return shown.
(4)  Annualized.
(5) The Long-Term Bond Fund did not qualify in 1993 as a regulated investment company for federal income tax purposes because it had substantial short-term capital gains during this period and was not able to meet the requirement that no more than 30% of the Fund's investment income may be from realized capital gains on the sale of securities held for less than three months. While the Fund incurred a federal income tax of approximately $155,000, the investment adviser to the Long-Term Bond Fund reimbursed the Fund for the taxes and related legal expenses, so no shareholder of the Fund was affected. The ratio of expenses to average net assets would have been 2.58% had the adviser not agreed to reimburse the Fund for these expenses. The Fund qualified in 1994, 1995, 1996 and 1997 as a regulated investment company and intends to do so in future years as well.
(6) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
   Financial Highlights
   American Odyssey Funds, Inc.
--------------------------------------------------------------------------------

                                                                            Intermediate-Term Bond Fund
                                                  ----------------------------------------------------------------------------
                                                                                                                    May 17,
                                                                                                                    1993 (1)
                                                    Year ended       Year ended      Year ended     Year ended         to
                                                   December 31,     December 31,    December 31,   December 31,   December 31,
                                                       1997             1996            1995           1994           1993
                                                   ------------     ------------    ------------   ------------   ------------
NET ASSET VALUE
   Beginning of period ........................    $      10.20     $     10.38     $     9.61     $     10.28    $     10.00
                                                   ------------     -----------     ----------     -----------    -----------
OPERATIONS
   Net investment income (2)...................            0.59            0.61           0.54            0.38           0.17
   Net realized and unrealized gain (loss) on
     investments ..............................            0.17           (0.20)          0.90           (0.67)          0.28
                                                   ------------     -----------     ----------     -----------    -----------
   Total from investment operations ...........            0.76            0.41           1.44           (0.29)          0.45
                                                   ------------     -----------     ----------     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income .......           (0.60)          (0.59)         (0.55)          (0.38)         (0.17)
   Distributions from net realized gains on
     investments ..............................           (0.05)             --          (0.07)             --             --
   Distributions in excess of net investment
     income or realized gains .................              --              --          (0.05)             --             --
                                                   ------------     -----------     ----------     -----------    -----------
   Total distributions ........................           (0.65)          (0.59)         (0.67)          (0.38)         (0.17)
                                                   ------------     -----------     ----------     -----------    -----------

NET ASSET VALUE
   End of period ..............................    $      10.31     $     10.20     $    10.38     $      9.61    $     10.28
                                                   ============     ===========     ==========     ===========    ===========
TOTAL RETURN (3)...............................            7.50%           3.95%         15.01%          (2.85)%         4.50%
RATIOS/SUPPLEMENTAL DATA
   Net assets at end of period ................    $108,595,634     $86,385,074    $73,480,482    $ 48,570,907    $19,897,257
   Ratios of expenses to average net assets:
     Before repayments/reimbursements and
       directed brokerage arrangements ........            0.63%           0.66%          0.68%           0.75%          1.37%(4)
     After repayments/reimbursements and
       directed brokerage arrangements (5).....            0.63%           0.66%          0.75%           0.75%          0.75%(4)
   Ratios of net investment income to average
     net assets:
     Before repayments/reimbursements and
       directed brokerage arrangements ........            5.90%           5.77%          6.19%           5.35%          3.73%(4)
     After repayments/reimbursements and
       directed brokerage arrangements ........            5.90%           5.77%          6.11%           5.35%          4.35%(4)
   Portfolio turnover rate ....................          215.97%         191.20%        137.14%          22.72%            --
------------------------------------------------------------------------------------------------------------------------------------

(1) Commencement of operations.
(2) Net of expense reimbursements, repayments and directed brokerage arrangements.
(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders.
    Inclusion of these charges would reduce the total return shown.
(4) Annualized.
(5) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.


   The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Financial Highlights
American Odyssey Funds, Inc.
-------------------------------------------------------------------------------

                                                                                Short-Term Bond Fund
                                                     ---------------------------------------------------------------------------
                                                                                                                     May 17,
                                                                                                                    1993 (1)
                                                      Year ended      Year ended     Year ended     Year ended         to
                                                     December 31,    December 31,   December 31,   December 31,   December 31,
                                                         1997            1996           1995           1994           1993
                                                     -------------   -------------  -------------- -------------- --------------
NET ASSET VALUE
   Beginning of period ..........................    $     10.24     $     10.22    $       9.68    $     10.07    $    10.00
                                                     ------------    ------------   -------------   ------------   -----------
OPERATIONS
   Net investment income (2).....................           0.55            0.37            0.51           0.45          0.19
   Net realized and unrealized gain (loss) on
     investments ................................           0.08            0.02            0.54          (0.46)         0.08
                                                     ------------    ------------   -------------   ------------   -----------
   Total from investment operations .............           0.63            0.39            1.05          (0.01)         0.27
                                                     ------------    ------------   -------------   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income .........          (0.56)          (0.37)          (0.51)         (0.38)        (0.14)
   Distributions from net realized gains on
     investments ................................             --              --              --             --         (0.01)
   Distributions in excess of net investment
     income or realized gains ...................             --              --              --             --         (0.05)
                                                     ------------    ------------   -------------   ------------   -----------
   Total distributions ..........................          (0.56)          (0.37)          (0.51)         (0.38)        (0.20)
                                                     ------------    ------------   -------------   ------------   -----------
NET ASSET VALUE
   End of period ................................    $     10.31     $     10.24    $      10.22    $      9.68    $    10.07
                                                     ============    ============   =============   ============   ===========
TOTAL RETURN (3).................................           6.11%           3.80%          10.86%         (0.14)%        2.70%
 RATIOS/SUPPLEMENTAL DATA
   Net assets at end of period ..................    $58,820,546     $48,672,916    $ 25,855,313    $17,628,991    $8,181,243
   Ratios of expenses to average net assets:
     Before repayments/reimbursements and
       directed brokerage arrangements ..........           0.66%           0.68%           0.76%          1.02%         1.72%(4)
     After repayments/reimbursements and
       directed brokerage arrangements (5).......           0.74%           0.75%           0.75%          0.75%         0.75%(4)
   Ratios of net investment income to average
     net assets:
     Before repayments/reimbursements and
       directed brokerage arrangements ..........           5.53%           5.54%           5.77%          4.99%         3.52%(4)
     After repayments/reimbursements and
       directed brokerage arrangements ..........           5.45%           5.47%           5.78%          5.25%         4.49%(4)
   Portfolio turnover rate ......................         200.78%         154.51%          93.37%        233.25%       144.30%
====================================================================================================================================

(1)  Commencement of operations.
(2) Net of expense reimbursements, repayments and directed brokerage arrangements.
(3) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total Returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders.
     Inclusion of these charges would reduce the total return shown.
(4)  Annualized.
(5) The After repayments/reimbursements and directed brokerage arrangements figure may be greater than the Before repayments/reimbursements and directed brokerage arrangements figure because of repayments by the Fund to the Manager once the Fund is operating below the expense limitation.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
  Portfolio of Investments
  American Odyssey Funds, Inc./International Equity Fund/December 31, 1997
--------------------------------------------------------------------------------


Shares                                                              Value
----------------------------------------------------------------------------

COMMON STOCKS -- 94.6%

AUTOMOTIVE -- 3.5%
  166,000   Honda Motor Co. Ltd. ..............................  $ 6,115,456
   41,975   Michelin B ........................................    2,114,146
                                                               -------------
                                                                   8,229,602
                                                               -------------
BANKING -- 10.8%
  139,726   ABN Amro Holdings .................................    2,722,519
   78,635   Banco De Santander ................................    2,626,055
  213,100   Barclay's Plc .....................................    5,662,748
  375,250   Development Bank of Singapore .....................    3,206,962
  400,324   Lloyds TSB Group Plc ..............................    5,177,310
  429,550   National Australia Bank Ltd. ......................    5,997,806
  453,000   RHB Capital Berhad ................................      218,754
                                                               -------------
                                                                  25,612,154
                                                               -------------
BEVERAGES, FOOD & TOBACCO -- 9.4%
  765,360   B.A.T. Industries .................................    6,982,914
  208,130   Cadbury Schweppes Plc .............................    2,071,851
  313,792   Diageo Plc ........................................    2,883,592
  260,800   Fraser & Neave Ltd. ...............................    1,129,890
  601,000   Gudang Garam ......................................      916,019
  719,000   HM Sampoerna ......................................      542,989
    3,492   Nestle ............................................    5,240,809
   58,830   Nutricia Verenigde Bedrijven NV* ..................    1,766,818
  520,650   San Miguel Corp. B ................................      645,918
                                                               -------------
                                                                  22,180,800
                                                               -------------
BUILDING MATERIALS -- 0.9%
  419,000   City Developments .................................    1,939,635
  278,000   Hume Industries ...................................      291,400
                                                               -------------
                                                                   2,231,035
                                                               -------------
COMMERCIAL SERVICES -- 1.1%
  140,000   Dai Nippon Printing Co., Ltd.......................    2,638,020
                                                               -------------
COMMUNICATIONS -- 6.3%
  292,100   Cable & Wireless ..................................    2,571,298
   71,850   Royal PTT Nederland NV ............................    2,998,430
  540,736   Telecom Italia SpA ................................    3,456,060
1,126,000   Telekomunikasi ....................................      599,370
  601,050   Telstra Corporation Ltd.* .........................    1,268,817
  534,250   Vodafone Group Plc ................................    3,898,583
                                                               -------------
                                                                  14,792,558
                                                               -------------
CONGLOMERATES -- 2.7%
    3,209   Alusuisse Lonza Holdings ..........................    3,086,780
  811,611   BTR Ltd. ..........................................    2,490,510
  757,000   Sime-Darby Berhad .................................      727,326
  203,000   United Engineers ..................................      168,977
                                                               -------------
                                                                   6,473,593
                                                               -------------
ELECTRIC UTILITIES -- 2.9%
   18,575   EDP - Electricidade de Portugal SA* ...............      352,111
  162,515   Scottish Power Plc ................................    1,434,601
   52,660   Veba AG ...........................................    3,587,705
    2,716   Viag AG ...........................................    1,463,705
                                                               -------------
                                                                   6,838,122
                                                               -------------
ELECTRICAL EQUIPMENT -- 4.7%
  362,330   General Electric Co. Plc ..........................    2,378,733
   10,300   Keyence Corp. .....................................    1,528,905
  224,770   Siebe Plc .........................................    4,419,278
   44,430   Siemens ...........................................    2,681,053
                                                               -------------
                                                                  11,007,969
                                                               -------------
ELECTRONICS -- 5.0%
  227,150   Farnell Electronic ................................    1,637,025
   63,000   Murata Manufacturing Co, Ltd. .....................    1,589,276
   24,000   Rohm Co. Ltd. .....................................    2,454,984
   69,900   Sony Corp. ........................................    6,236,211
                                                               -------------
                                                                  11,917,496
                                                               -------------
ENTERTAINMENT & LEISURE -- 3.2%
  133,150   EMI Group Plc .....................................    1,148,552
  304,950   Granada Group Plc .................................    4,666,406
  394,450   Ladbroke Group ....................................    1,713,412
                                                               -------------
                                                                   7,528,370
                                                               -------------

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
  Portfolio of Investments
  American Odyssey Funds, Inc./International Equity Fund/December 31, 1997 (continued)
-------------------------------------------------------------------------------


Shares                                                              Value
----------------------------------------------------------------------------

FINANCIAL SERVICES -- 2.3%
  595,510   Grupo Financiero Banamex* .........................  $ 1,780,218
  149,000   HSBC Holdings Plc .................................    3,672,939
                                                                ------------
                                                                   5,453,157
                                                                ------------
FOOD RETAILERS -- 1.1%
  327,150   TI Group Plc ......................................    2,497,659
                                                                ------------
FOREST PRODUCTS & PAPER -- 0.8%
  694,600   Jefferson Smurfit Group Plc .......................    1,960,231
                                                                ------------
HEAVY MACHINERY -- 2.4%
   11,134   Mannesmann AG .....................................    5,591,635
                                                                ------------
INSURANCE -- 7.2%
  120,075   International Nederlanden Groep ...................    5,058,340
  372,180   Prudential Corp. ..................................    4,348,481
    4,088   Schw Ruckversicher ................................    7,657,198
                                                                ------------
                                                                  17,064,019
                                                                ------------
MEDIA - BROADCASTING
  & PUBLISHING -- 4.1%
  171,600   Elsevier NV .......................................    2,776,437
  791,900   News Corp. Ltd. ...................................    4,370,259
  213,800   Singapore Press Holdings Ltd. .....................    2,677,353
                                                                ------------
                                                                   9,824,049
                                                                ------------
MEDICAL SUPPLIES -- 2.4%
  197,000   Takeda Chemical Industries Ltd. ...................    5,636,308
                                                                ------------
METALS -- 0.6%
   59,300   Broken Hill Proprietary Co.........................      550,589
  253,950   Western Mining Corp. Ltd. .........................      885,219
                                                                ------------
                                                                   1,435,808
                                                                ------------
OFFICE EQUIPMENT -- 2.9%
  290,000   Canon .............................................    6,780,431
                                                                ------------
OIL & GAS -- 4.7%
  100,327   Ente Nazionale Idrocarburi SpA ....................      569,155
   51,850   Royal Dutch Petroleum Co. .........................    2,846,695
  571,450   Shell Transport & Trading .........................    4,137,127
   33,560   Total SA - Series B ...............................    3,653,973
                                                                ------------
                                                                  11,206,950
                                                                ------------
PHARMACEUTICALS -- 11.6%
  194,680   Glaxo Wellcome Plc ................................    4,612,690
   75,205   Hoechst AG ........................................    2,605,755
    6,836   Novartis ..........................................   11,107,817
      433   Roche Holding AG ..................................    4,306,099
  133,650   Zeneca Group ......................................    4,706,017
                                                                ------------
                                                                  27,338,378
                                                                ------------
RETAILERS -- 4.0%
  169,000   KAO Corp. .........................................    2,443,588
  180,200   Kingfisher ........................................    2,514,313
  413,400   Safeway Plc .......................................    2,346,706
  157,000   Shiseido Co., Ltd. ................................    2,149,330
                                                                ------------
                                                                   9,453,937
                                                                ------------

Total Common Stocks
  (Cost $200,800,179) .........................................  223,692,281
                                                                ------------

PREFERRED STOCKS -- 0.2%
MEDIA - BROADCASTING
  & PUBLISHING -- 0.2%
  104,200   News Corp. Ltd. (Cost $397,804)....................      515,571
                                                                ------------
  Total Investments -- 94.8%
  (Cost $201,197,983)                                            224,207,852
Other assets in excess of liabilities -- 5.2%                     12,363,205
                                                                ------------
Total Net Assets -- 100.0%                                      $236,571,057
                                                                ============
Notes to the Portfolio of Investments:
*   Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
  Investments by Country
  American Odyssey Funds, Inc./International Equity Fund/December 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                Percentage of
      COUNTRY                                                     Net Assets
    -------------------------------------------------------------------------
    Great Britain                                                   31.4%
    Japan                                                           15.9
    Switzerland                                                     13.3
    Netherlands                                                      7.7
    Germany                                                          6.7
    Australia                                                        5.7
    Singapore                                                        3.8
    France                                                           2.4
    Italy                                                            1.7
    Hong Kong                                                        1.6
    Spain                                                            1.1
    Indonesia                                                        0.9
    Ireland                                                          0.8
    Mexico                                                           0.8
    Malaysia                                                         0.6
    Philippines                                                      0.3
    Portugal                                                         0.1
                                                                 ========
    Total                                                         94.8%
                                                                 ========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc. / Emerging Opportunities Fund /December 31, 1997
--------------------------------------------------------------------------------

Shares                                                                Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 94.9%

ADVERTISING -- 1.2%
   65,800   Catalina Marketing Corp.* ...........................  $  3,043,250
                                                                   ------------
APPAREL RETAILERS -- 1.4%
   29,000   AnnTaylor Stores Corp.* .............................       387,875
    7,600   Brylane, Inc.* ......................................       374,300
  198,600   The Sports Authority, Inc.* .........................     2,929,350
                                                                   ------------
                                                                      3,691,525
                                                                   ------------
AUTOMOTIVE -- 0.4%
   12,200   Keystone Automotive
            Industries, Inc.* ...................................       289,750
   20,200   Wabash National Corp. ...............................       574,438
   15,100   Walbro Corp. ........................................       202,906
                                                                   ------------
                                                                      1,067,094
                                                                   ------------
BANKING -- 1.7%
   28,200   Alliance Bancorp, Inc. ..............................       747,300
    4,000   Bank Plus Corporation* ..............................        50,500
    5,000   Carver Bancorp, Inc. ................................        81,250
    7,800   Community Capital Corp.* ............................       117,000
   32,600   Compass Bancshares, Inc. ............................     1,426,250
   45,000   IBS Financial Corp. .................................       795,938
   25,000   Roslyn Bancorp, Inc. ................................       581,250
   29,700   Sovereign Bancorp, Inc. .............................       616,275
                                                                   ------------
                                                                      4,415,763
                                                                   ------------
BEVERAGES, FOOD & TOBACCO -- 2.4%
    6,600   Boston Beer Co., Inc. Class A* ......................        51,563
  176,800   Dreyers Grand Ice Cream, Inc. .......................     4,265,299
   36,850   Flowers Industries, Inc. ............................       757,728
   10,100   Morrison Health Care, Inc. ..........................       202,000
   20,400   Petes Brewing Co.* ..................................        82,875
   10,500   Redhook Ale Brewery, Inc.* ..........................        55,125
   44,700   Scheid Vineyards, Inc. Class A* .....................       407,888
   25,750   Tasty Baking ........................................       497,297
                                                                   ------------
                                                                      6,319,775
                                                                   ------------

BUILDING MATERIALS -- 0.7%
  125,500   Dravo Corp.* ........................................     1,380,500
   10,900   USG Corp.* ..........................................       534,100
                                                                   ------------
                                                                      1,914,600
                                                                   ------------
CHEMICALS -- 0.1%
   35,700   Calgon Carbon Corp. .................................       383,775
                                                                   ------------
COMMERCIAL SERVICES -- 9.1%
   53,500   American Banknote Corp.* ............................       267,500
   20,100   COR Therapeutics, Inc.* .............................       452,250
  105,100   Fair Issac & Co., Inc. ..............................     3,501,143
   81,900   Forrester Research, Inc.* ...........................     1,863,225
   14,200   Healthworld Corp.* ..................................       171,288
  163,100   ICF International, Inc. Class A* ....................       377,169
  103,100   Lo-Jack Corp.* ......................................     1,520,725
   91,400   Meta Group, Inc.* ...................................     2,010,800
  116,200   On Assignment, Inc.* ................................     3,079,300
   96,100   Quick Response Services, Inc.* ......................     3,555,699
  104,700   Romac International, Inc.* ..........................     2,558,606
  340,100   Sitel Corp.* ........................................     3,103,413
   64,300   Sotheby's, Inc. .....................................     1,189,550
                                                                   ------------
                                                                     23,650,668
                                                                   ------------
COMMUNICATIONS -- 0.0%
   10,800   Positron Fiber Systems Corp.* .......................        70,875
                                                                   ------------
COMPUTER HARDWARE -- 0.1%
   25,200   Impact Systems, Inc.* ...............................        68,511
   70,500   Visioneer, Inc.* ....................................       114,563
                                                                   ------------
                                                                        183,074
                                                                   ------------
COMPUTER SERVICES -- 4.3%
   75,100   BISYS Group, Inc.* ..................................     2,497,075
   48,600   CSG Systems International, Inc.* ....................     1,944,000
  124,800   Fiserv, Inc.* .......................................     6,130,799
   21,000   Gerber Scientific, Inc. .............................       417,375
    7,700   Red Brick Systems, Inc.* ............................        53,900
   13,000   TCSI Corporation* ...................................       104,000
                                                                   ------------
                                                                     11,147,149
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc. / Emerging Opportunities Fund /December 31, 1997 (continued)
--------------------------------------------------------------------------------

Shares                                                                Value
-------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 15.9%
  118,900   Acxiom Corp.* .......................................   $ 2,288,825
   12,750   Barra, Inc.* ........................................       307,594
   75,520   BGS Systems, Inc. ...................................     2,643,200
  125,450   Boole & Babbage, Inc.* ..............................     3,747,818
   14,100   Business Objects S.A. ADR* ..........................       146,288
  117,000   Data Processing Resources Corp.* ....................     2,983,500
    7,500   DataWorks Corporation* ..............................       149,063
   39,500   Electronic Arts* ....................................     1,493,594
    9,400   Evans & Sutherland Computer Co.* ....................       272,600
   21,800   HNC Software, Inc.* .................................       937,400
   16,800   Information Advantage, Inc.* ........................       109,200
   30,300   Information Resources, Inc.* ........................       405,263
   92,600   Manugistics Group, Inc.* ............................     4,132,274
  155,000   MetaCreations Corp.* ................................     1,724,375
  293,100   Novell, Inc.* .......................................     2,198,250
   12,400   Objective Systems Integrator, Inc.* .................       103,850
  129,900   Pinnacle Systems, Inc.* .............................     3,166,312
   13,000   Platinum Software Corp.* ............................       152,750
    6,300   Project Software & Development, Inc.* ...............       148,050
   55,200   Saville Systems Ireland ADR* ........................     2,290,800
  188,800   Sungard Data Systems, Inc.* .........................     5,852,799
   86,100   Sykes Enterprises, Inc.* ............................     1,678,950
    5,400   Symix Systems, Inc.* ................................        83,700
  103,400   Transaction Systems* ................................     3,929,199
   23,600   Versant Object Technology Corp.* ....................       325,975
                                                                   ------------
                                                                     41,271,629
                                                                   ------------
CONGLOMERATES -- 0.3%
   30,900   York Group, Inc. ....................................       753,188
                                                                   ------------
ELECTRIC UTILITIES -- 5.0%
   18,500   Central Louisiana Electric, Inc. ....................       598,938
   19,200   DPL, Inc. ...........................................       552,000
   17,000   Eastern Utilities Associates ........................       446,250
   26,800   Empire District Electric Co. ........................       525,950
   16,400   Madison Gas & Electric Co. ..........................       377,200
   13,600   New Century Energies, Inc. ..........................       651,950
  260,400   Niagara Mohawk Power Corp.* .........................     2,734,200
    9,000   NIPSCO Industries, Inc. .............................       444,938
   23,200   Northeast Utilities .................................       274,050
    9,100   Orange & Rockland Utilities .........................       423,719
   14,000   Otter Tail Power Co. ................................       530,250
   11,900   Puget Sound Energy, Inc. ............................       359,231
   13,200   SCANA Corp. .........................................       395,175
   30,900   Sierra Pacific Resources ............................     1,158,750
   21,100   St. Joseph Light & Power ............................       375,844
   36,600   TNP Enterprises, Inc. ...............................     1,216,950
   36,600   Union Electric Co. ..................................     1,582,950
   12,200   Wisconsin Power & Light Holding, Inc. ...............       404,125
                                                                   ------------
                                                                     13,052,470
                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.0%
   14,700   General Signal Corp. ................................       620,156
   74,200   Littelfuse, Inc.* ...................................     1,845,725
                                                                   ------------
                                                                      2,465,881
                                                                   ------------
ELECTRONICS -- 1.3%
   70,200   Anicom, Inc.* .......................................     1,114,425
  104,900   Unitrode Corp.* .....................................     2,255,350
                                                                   ------------
                                                                      3,369,775
                                                                   ------------
ENVIRONMENTAL CONTROLS -- 0.5%
   18,400   AIM Safety Co.* .....................................       230,156
   97,600   Laidlaw Environmental Services* .....................       475,800
   27,000   OHM Corp.* ..........................................       212,738
   16,600   U.S. Filter Corp.* ..................................       496,963
                                                                   ------------
                                                                      1,415,657
                                                                   ------------
FOOD RETAILERS -- 1.9%
   73,600   Quality Food Centers, Inc.* .........................     4,931,199
                                                                   ------------
FOREST PRODUCTS & PAPER -- 0.1%
    3,900   Bowater, Inc. .......................................       173,306
   18,700   Stone Container Corp.* ..............................       195,181
                                                                   ------------
                                                                        368,487
                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc. / Emerging Opportunities Fund /December 31, 1997 (continued)
-------------------------------------------------------------------------------

Shares                                                                Value
-------------------------------------------------------------------------------

HEALTH CARE PROVIDERS -- 2.4%
   91,800   Healthplan Services Corp. ...........................   $ 1,927,800
  230,900   Mid Atlantic Medical Services* ......................     2,943,975
   91,700   Physician Reliance Network, Inc.* ...................       957,119
   12,600   Sierra Health Services, Inc.* .......................       423,675
                                                                   ------------
                                                                      6,252,569
                                                                   ------------
HEAVY MACHINERY -- 3.4%
  110,300   Fastenal Co. ........................................     4,218,974
  105,800   JLK Direct Distribution, Inc.* ......................     2,962,400
   29,500   Stewart & Stevenson Services, Inc....................       752,250
   36,900   Tokheim Corp.* ......................................       763,369
    4,600   Varco International, Inc.* ..........................        98,612
                                                                   ------------
                                                                      8,795,605
                                                                   ------------
HOME CONSTRUCTION, FURNISHINGS &
   APPLIANCES -- 0.2%
   18,800   American Woodmark Corp. .............................       413,600
                                                                   ------------
HOUSEHOLD PRODUCTS -- 0.3%
   34,500   American Safety Razor Co.* ..........................       690,000
                                                                   ------------
MEDIA - BROADCASTING & PUBLISHING -- 0.6%
   10,100   Cablevision Systems Corp.* ..........................       967,075
   15,200   Central European Media Enterprises Ltd.* ............       383,800
    2,600   TCA Cable TV, Inc. ..................................       119,600
                                                                   ------------
                                                                      1,470,475
                                                                   ------------
MEDICAL & BIO-TECHNOLOGY -- 1.7%
   22,000   Biogen, Inc.* .......................................       800,250
   63,700   CN Biosciences, Inc.* ...............................     1,592,500
   53,700   Genzyme Corp.-General Division*......................     1,490,175
   36,100   NeoPath, Inc.* ......................................       469,300
                                                                   ------------
                                                                      4,352,225
                                                                   ------------
MEDICAL SUPPLIES -- 5.3%
   43,700   Healthdyne Technologies* ............................       890,388
   13,600   Heartstream, Inc.* ..................................       145,350
   72,400   Henry Schein, Inc.* .................................     2,534,000
    9,000   Hologic, Inc.* ......................................       186,188
   48,100   Patterson Dental Co.* ...............................     2,176,525
  129,000   Physician Sales & Service, Inc.* ....................     2,773,500
   95,300   Steris Corp.* .......................................     4,598,224
    5,100   Thoratec Laboratories Corp.* ........................        33,788
   21,700   Universal Hospital Services* ........................       330,925
                                                                   ------------
                                                                     13,668,888
                                                                   ------------
METALS -- 2.0%
   76,500   Armco, Inc.* ........................................       377,719
  139,500   Battle Mountain Gold Co. ............................       819,562
   31,000   Birmingham Steel Corp. ..............................       488,250
   45,900   Cyprus Amax Minerals Co. ............................       705,713
   12,100   Getchell Gold Corp.* ................................       290,400
   62,600   Hecla Mining* .......................................       309,088
   45,400   Kaiser Aluminum Corp.* ..............................       400,088
   12,800   Newmont Mining Corp. ................................       376,000
   11,300   Placer Dome, Inc. ...................................       143,369
  157,600   Royal Oak Mines, Inc.* ..............................       246,250
  125,300   TVX Gold, Inc.* .....................................       422,888
   28,600   Worthington Industries, Inc. ........................       471,900
                                                                   ------------
                                                                      5,051,227
                                                                   ------------
MISCELLANEOUS -- 0.1%
   37,300   Marker International* ...............................       149,200
                                                                   ------------
OIL & GAS EXPLORATION -- 8.5%
   61,200   Barrett Resources Corp.* ............................     1,851,300
   14,800   Benton Oil & Gas Co.* ...............................       191,475
   34,500   Devon Energy Corp. ..................................     1,328,250
  204,300   EEX Corporation* ....................................     1,851,469
   45,000   Forest Oil Corp.* ...................................       742,500
   87,900   HS Resources, Inc.* .................................     1,214,119
    3,500   Murphy Oil Corp. ....................................       189,656
   32,100   Nuevo Energy Co.* ...................................     1,308,075
  181,100   Oryx Energy Co.* ....................................     4,618,049
   42,900   Pioneer Natural Resources Co. .......................     1,241,419
   14,300   Pogo Producing Co. ..................................       421,850


    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc./Emerging Opportunities Fund/December 31, 1997 (continued)
-------------------------------------------------------------------------------

Shares                                                                Value
-------------------------------------------------------------------------------

  197,700   Santa Fe Energy Resources, Inc.* ....................   $ 2,224,125
   60,100   Seagull Energy Corp.* ...............................     1,239,563
   32,000   Titan Exploration, Inc.* ............................       304,000
   10,300   Union Texas Petroleum Holdings, Inc. ................       214,369
  105,100   United Meridian Corp.* ..............................     2,955,938
                                                                   ------------
                                                                     21,896,157
                                                                   ------------
OIL & GAS FIELD SERVICES -- 6.8%
    6,100   BJ Services Co.* ....................................       438,819
   88,900   Global Marine, Inc.* ................................     2,178,050
   33,200   Hanover Compressor Co.* .............................       678,525
   15,200   KeySpan Energy Corp. ................................       559,550
   49,900   Nabors Industries, Inc.* ............................     1,568,731
  131,000   Oceaneering International, Inc.* ....................     2,587,250
   61,900   Parker Drilling Co.* ................................       754,406
   24,100   Petroleum Geo-Services ADR* .........................     1,560,475
   84,800   Pride International, Inc.* ..........................     2,141,200
   59,400   Reading & Bates Corp.* ..............................     2,487,375
    6,700   Rowan Co., Inc.* ....................................       204,350
   54,300   Weatherford Enterra, Inc.* ..........................     2,375,625
                                                                   ------------
                                                                     17,534,356
                                                                   ------------
PHARMACEUTICALS -- 3.6%
   54,500   Alpharma, Inc. ......................................     1,185,375
   31,300   Ascent Pediatrics, Inc.* ............................       183,888
   35,800   Carter-Wallace ......................................       604,125
   40,500   Columbia Laboratories, Inc.* ........................       642,938
   35,700   Kos Pharmaceuticals* ................................       551,119
   27,900   Matrix Pharmaceuticals, Inc.* .......................        95,906
  180,000   Mylan Labs, Inc. ....................................     3,768,749
    4,900   Nastech Pharmaceutical Co., Inc.* ...................        63,700
   17,000   Onyx Pharmaceuticals, Inc.* .........................       131,750
   35,400   R. P. Scherer Corp.* ................................     2,159,400
                                                                   ------------
                                                                      9,386,950
                                                                   ------------
REAL ESTATE -- 0.6%
   59,200   Atlantic Gulf Communities* ..........................       266,400
   20,300   Heartland Partners LP ...............................       324,800
    5,800   Storage USA, Inc. REIT ..............................       231,638
   23,900   Trizec Hahn Corp. ...................................       554,181
    6,200   Washington Real Estate Investment Trust .............       103,850
                                                                   ------------
                                                                      1,480,869
                                                                   ------------
RESTAURANTS -- 2.5%
   44,700   Brinker International, Inc.* ........................       715,200
  171,300   Landry's Seafood Restaurants* .......................     4,111,199
   99,300   O' Charleys, Inc.* ..................................     1,737,750
                                                                   ------------
                                                                      6,564,149
                                                                   ------------
RETAILERS -- 6.9%
  172,150   Arbor Drugs, Inc. ...................................     3,184,774
   64,400   Best Buy Co., Inc.* .................................     2,374,750
   23,940   CDW Computer Centers, Inc.* .........................     1,247,873
  130,300   Eagle Hardware & Garden, Inc.* ......................     2,524,563
   10,400   Homebase, Inc.* .....................................        81,900
   46,800   Michaels Stores* ....................................     1,368,900
   85,800   MSC Industrial Direct Co., Inc.* ....................     3,635,774
   71,500   Tech Data Corp.* ....................................     2,779,563
   15,300   Williams-Sonoma, Inc.* ..............................       640,688
                                                                   ------------
                                                                     17,838,785
                                                                   ------------
TELEPHONE SYSTEMS -- 0.7%
  107,200   Brightpoint, Inc.* ..................................     1,487,400
   11,800   Century Communications Corp.* .......................       115,050
   17,600   Vanguard Cellular Systems, Inc. Class A* ............       224,400
                                                                   ------------
                                                                      1,826,850
                                                                   ------------
TEXTILES, CLOTHING & FABRICS -- 0.4%
   27,500   Osh Kosh B Gosh Class A .............................       907,500
                                                                   ------------
TRANSPORTATION -- 1.5%
   16,900   Covenant Transport, Inc.* ...........................       257,725
   23,700   Halter Marine Group, Inc.* ..........................       684,338
   19,500   Kirby Corp.* ........................................       376,594

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc./Emerging Opportunities Fund/December 31, 1997 (continued)
--------------------------------------------------------------------------------

   Shares                                                              Value
-------------------------------------------------------------------------------

   68,600   Offshore Logistics, Inc.* ...........................   $ 1,466,325
   22,800   Simon Transportation Services* ......................       547,200
   30,300   Transport Corporation of America, Inc.* .............       477,225
    8,300   Werner Enterprises, Inc. ............................       170,150
                                                                   ------------
                                                                      3,979,557
                                                                   ------------

Total Investments -- 94.9%
   (Cost $212,586,767)                                              245,774,796
Other assets in excess of liabilities -- 5.1%                        13,111,632
                                                                   ------------
Total Net Assets -- 100.0%                                         $258,886,428
                                                                   ============

Notes to the Portfolio of Investments:
REIT - Real Estate Investment Trust
ADR - American Depository Receipt
*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc. / Core Equity Fund / December 31, 1997
--------------------------------------------------------------------------------

Shares                                              Value
--------------------------------------------------------------

COMMON STOCKS -- 97.9%

AIRLINES -- 4.5%
   62,800   AMR Corp.* .......................  $   8,069,800
   56,800   Delta Air Lines, Inc. ............      6,759,200
   59,600   Federal Express Corp.* ...........      3,639,325
                                               ---------------
                                                   18,468,325
                                               ---------------
AUTOMOTIVE -- 2.9%
  249,700   Ford Motor Co. ..................      12,157,268
                                               ---------------
BANKING -- 13.5%
   74,810   Banc One Corp. ...................      4,063,118
  134,300   BankAmerica Corp. ................      9,803,899
   31,700   Bankers Trust New York Corp. .....      3,564,269
   50,000   Barnett Banks, Inc. ..............      3,593,750
   64,028   Chase Manhattan Corp. ............      7,011,066
   60,403   First Chicago NBD Corp. ..........      5,043,651
  115,500   Fleet Financial Group, Inc. ......      8,655,281
  132,300   H.F. Ahmanson & Co. ..............      8,855,831
   88,300   Nationsbank Corp. ................      5,369,744
                                               ---------------
                                                   55,960,609
                                               ---------------
BEVERAGES, FOOD & TOBACCO -- 4.6%
  145,900   Anheuser-Busch Co., Inc. .........      6,419,600
  175,600   Pepsico, Inc. ....................      6,398,425
  111,800   Sara Lee Corp. ...................      6,295,738
                                               ---------------
                                                   19,113,763
                                               ---------------
COMMUNICATIONS -- 2.7%
  152,100   SBC Communications, Inc. ........      11,141,324
                                               ---------------
COMPUTER SOFTWARE
   & PROCESSING -- 1.6%
  149,998   Electronic Data Systems Corp. ...       6,590,537
                                               ---------------
COMPUTERS & INFORMATION -- 3.4%
   64,400   Hewlett Packard Co. ..............      4,025,000
   94,900   IBM Corp. ........................      9,922,980
                                               ---------------
                                                   13,947,980
                                               ---------------
ELECTRIC UTILITIES -- 5.7%
  105,400   Consolidated Edison of
            N.Y., Inc. .......................      4,321,400
  208,200   Edison International .............      5,660,438
  174,900   Entergy Corp. ....................      5,236,069
  275,485   PG&E Corp. .......................      8,385,075
                                               ---------------
                                                   23,602,982
                                               ---------------
ELECTRICAL EQUIPMENT -- 2.2%
  124,400   General Electric Co. ............       9,127,850
                                               ---------------
ELECTRONICS -- 1.2%
   87,900   Motorola, Inc. ..................       5,015,794
                                               ---------------
ENTERTAINMENT & LEISURE -- 1.6%
  118,600   Carnival Corp. A ................       6,567,475
                                               ---------------
FINANCIAL SERVICES -- 5.4%
  193,200   Federal National Mortgage
            Association ......................     11,024,474
  194,024   Morgan Stanley, Dean Witter,
            Discover and Co. .................     11,471,668
                                               ---------------
                                                   22,496,142
                                               ---------------
FOREST PRODUCTS & PAPER -- 3.6%
  176,200   Fort James Corp. .................      6,739,650
  112,100   International Paper Co. ..........      4,834,313
  114,400   Mead Corp. .......................      3,203,200
                                               ---------------
                                                   14,777,163
                                               ---------------
HEAVY CONSTRUCTION -- 0.9%
  145,000   Foster Wheeler Corp. ............       3,924,063
                                               ---------------
HEAVY MACHINERY -- 1.0%
   82,800   Caterpiller Tractor, Inc. .......       4,020,975
                                               ---------------
HOME CONSTRUCTION, FURNISHINGS & APPLIANCES-- 1.7%
  127,400   Whirlpool Corp. .................       7,007,000
                                               ---------------
INSURANCE -- 8.5%
  102,400   Aetna, Inc. ......................      7,225,600
  107,883   Allstate Corp. ...................      9,803,867
   80,500   Chubb Corp. ......................      6,087,813
   39,600   TransAmerica Corp. ...............      4,217,400
  149,668   Travelers Group Inc.(a) ..........      8,063,364
                                               ---------------
                                                   35,398,044
                                               ---------------
MEDIA - BROADCASTING
   & PUBLISHING -- 3.0%
   71,500   Time Warner, Inc. ................      4,433,000




    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc. / Core Equity Fund / December 31, 1997 (continued)
-------------------------------------------------------------------------------

Shares                                                              Value
------------------------------------------------------------------------------

  128,900   Tribune Co. ......................................  $   8,024,025
                                                               ---------------
                                                                   12,457,025
                                                               ---------------
MEDICAL SUPPLIES -- 1.3%
  110,200   Baxter International, Inc. .......................      5,558,213
                                                               ---------------
METALS -- 1.9%
   77,800   Reynolds Metals Co. ..............................      4,668,000
  109,400   USX-US Steel Group, Inc. .........................      3,418,750
                                                               ---------------
                                                                    8,086,750
                                                               ---------------
OIL & GAS -- 10.0%
  120,100   Amerada Hess Corp. ...............................      6,590,488
   92,900   Ashland, Inc. ....................................      4,987,569
   91,600   Atlantic Richfield Co. ...........................      7,339,450
   55,012   British Petroleum ADR ............................      4,383,769
  115,800   Exxon Corp. ......................................      7,085,513
   67,400   Mobil Corp. ......................................      4,865,438
  116,500   Texaco, Inc. .....................................      6,334,688
                                                               ---------------
                                                                   41,586,915
                                                               ---------------
PHARMACEUTICALS -- 3.5%
   87,100   Bristol Myers Squibb Co. .........................      8,241,838
  100,700   Schering Plough Corp. ............................      6,255,988
                                                               ---------------
                                                                   14,497,826
                                                               ---------------
RETAILERS -- 3.4%
   99,200   J.C. Penney Co., Inc. ............................      5,983,000
   72,000   Sears Roebuck & Co. ..............................      3,258,000
  125,600   Wal-Mart Stores, Inc. ............................      4,953,350
                                                               ---------------
                                                                   14,194,350
                                                               ---------------
TELEPHONE SYSTEMS -- 8.0%
  156,600   AT&T Corp. .......................................      9,591,750
  123,378   Bell Atlantic Corp. ..............................     11,227,397
  115,859   GTE Corporation ..................................      6,053,633
  205,800   Worldcom, Inc.* ..................................      6,225,450
                                                               ---------------
                                                                   33,098,230
                                                               ---------------
TRANSPORTATION -- 1.8%
   45,700   FMC Corp.* .......................................      3,076,181
  128,200   Ryder System .....................................      4,198,550
                                                               ---------------
                                                                    7,274,731
                                                               ---------------
Total Investments -- 97.9%
   (Cost $297,388,264)                                            406,071,334
Other assets in excess of liabilities-- 2.1%                        8,626,761
                                                               ===============
Total Net Assets-- 100.0%                                      $  414,698,095
                                                               ===============


Notes to the Portfolio of Investments: ADR -- American Depository Receipt
*    Non-income producing security.
(a) An affiliate of American Odyssey Funds Management Inc. Received in exchange for Salomon Brothers stock upon acquisition by Travelers Group Inc.

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc. / Long-Term Bond Fund / December 31, 1997
-------------------------------------------------------------------------------

Principal
Amount                                                                Value
-------------------------------------------------------------------------------

FOREIGN OBLIGATIONS -- 6.0%

Corporate Debt
$     600,000   Comtel Brasileira Ltd. 144A, Yankee Dollar
                10.750%, 09/26/04 .............................  $     589,500
      320,000   Korea Development Bank 7.125%, 09/17/01 .......        272,636
      870,000   Korea Electric Power 6.375%, 12/01/03 .........        667,653
    2,000,000   Petroleos Mexicanos, Yankee Dollar 8.850%,
                09/15/07 ......................................      1,980,000
    1,000,000   Sears Overseas Finance, Euro-Dollar 0.000%,
                07/12/98 ......................................        973,580
    2,218,059   YPF Sociedad Anonima, Yankee-Dollar 7.000%,
                10/26/02 ......................................      2,230,569
                                                                 -------------
                                                                     6,713,938
                                                                 -------------
Government Obligations
    2,000,000   Quebec Province, Yankee-Dollar 5.670%,
                02/27/26 ......................................      2,108,060
    1,390,000   Republic of Argentina Global Bond 9.750%,
                09/19/27 ......................................      1,333,009
    2,182,300   Republic of Brazil 6.813%, 01/01/01 ...........      2,074,560
      980,000   Venezuela 9.250%, 09/15/27 ....................        880,529
                                                                 -------------
                                                                     6,396,158
                                                                 -------------

Total Foreign Obligations
   (Cost $13,024,098) .........................................     13,110,096
                                                                 -------------

U.S. CORPORATE OBLIGATIONS -- 21.2%

Asset Backed and Mortgage Backed
    1,020,000   Nomura Assets Securities Corp., REMIC 7.120%,
                04/13/36 ......................................      1,064,146
                                                                  ------------
Corporate Bonds & Notes
    2,000,000   Associates Corporation of North America
                8.150%, 08/01/09 ..............................      2,235,280
    1,000,000   Cit Group Holdings 8.375%, 11/01/01 ...........      1,070,630
    1,500,000   Citicorp Capital I 7.933%, 02/15/27 ...........      1,599,315
    1,350,000   Commonwealth Edison Co. 8.375%, 02/15/23 ......      1,478,277
      500,000   Commonwealth Edison Co. 8.625%, 02/01/22 ......        551,675
      400,000   Dean Witter Discover & Co. 6.250%, 03/15/00 ...        400,676
    2,500,000   Ford Motor Co. 7.700%, 05/15/97 ...............      2,747,025
    2,000,000   Ford Motor Credit Corp. 5.750%, 01/25/01 ......      1,972,340
      350,000   General Motors Acceptance Corp. 9.625%,
                12/15/01 ......................................        389,102
    4,700,000   General Motors Acceptance Corp. - Units
                0.000%, 06/15/15 ..............................      1,493,425
      370,351   GG1B Funding Corp 7.430%, 01/15/11 ............        373,307
    2,000,000   International Paper Co. 7.000%, 06/01/01 ......      2,042,660
    2,000,000   JP Morgan Co. 6.000%, 02/15/12 ................      1,916,480
    1,500,000   JPM Capital Trust I 7.540%, 01/15/27 ..........      1,523,790


    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc./Long-Term Bond Fund/December 31, 1997
(continued)
-------------------------------------------------------------------------------

Principal
Amount                                              Value
--------------------------------------------------------------

$   2,000,000   Lockheed Martin
                6.850%, 05/15/01 .............  $   2,036,020
      600,000   Loews Corp.
                7.625%, 06/01/23 .............        616,968
      700,000   NBD Bank N.A.
                8.250%, 11/01/24 .............        829,612
    2,000,000   News America Holdings
                8.250%, 10/17/96 .............      2,173,380
      400,000   News America Holdings
                8.450%, 08/01/34 .............        451,628
    2,000,000   Niagara Mohawk
                Power Corp.
                7.750%, 05/15/06 .............      2,111,080
      740,000   Philip Morris Co., Inc.
                7.000%, 07/15/05 .............        754,326
    1,600,000   Republic of New York Corp.
                7.200%, 07/15/97 .............      1,693,360
    2,000,000   RJR Nabisco, Inc.
                6.850%, 06/15/05 .............      2,041,440
      200,000   RJR Nabisco, Inc.
                8.500%, 07/01/07 .............        213,210
      380,000   RJR Nabisco, Inc.
                8.750%, 08/15/05 .............        409,993
    2,000,000   Southern California Edison
                6.500%, 06/01/01 .............      2,017,220
      400,000   Southern Union Co.
                7.600%, 02/01/24 .............        417,412
      950,000   TCI Communications
                8.750%, 08/01/15 .............      1,101,041
    1,860,000   TCI Communications
                9.650%, 03/31/27 .............      2,177,353
      800,000   Telecommunications, Inc.
                7.875%, 08/01/13 .............        860,456
    2,000,000   Time Warner Entertainment
                8.375%, 03/15/23 .............      2,282,360
    1,000,000   Time Warner Entertainment
                8.375%, 07/15/33 .............      1,144,760

    2,000,000   US West Capital
                Funding, Inc.
                7.950%, 02/01/97 .............      2,203,060
                                               ---------------
                                                   45,328,661
                                               ---------------

Total U.S. Corporate Obligations
   (Cost $43,098,794) .......................      46,392,807
                                               ---------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 65.1%

U.S. Government Agency Mortgage Backed Obligations
    9,040,130   Federal Home Loan Mortgage
                Corp.,
                7.000%, 01/01/26 .............      9,130,531
      978,520   Federal National
                Mortgage Association
                6.000%, 02/01/26 .............        945,935
      992,957   Federal National
                Mortgage Association
                6.000%, 10/01/27 .............        957,419
   14,100,000   Federal National
                Mortgage Association, TBA
                7.000%, 01/01/27 .............     14,201,379
    3,000,000   Federal National
                Mortgage Association, TBA
                8.500%, 01/01/26 .............      3,132,180
      195,637   Government National Mortgage
                Association
                9.500%, 09/15/30 .............        207,987
    4,570,000   Government National Mortgage
                Association, TBA
                7.000%, 01/01/28 .............      4,607,154
    8,890,000   Government National Mortgage
                Association, TBA
                7.500%, 01/01/28 .............      9,106,738
                                               ---------------
                                                   42,289,323
                                               ---------------



   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc. / Long-Term Bond Fund / December 31, 1997
(continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

U.S. Government Agency Obligations
$   3,000,000   Federal Home Loan Bank 5.920%, 06/29/00 ........  $   3,007,980
    3,000,000   Federal Home Loan Bank 6.285%, 07/28/00 ........      3,033,270
    3,000,000   Federal Home Loan Mortgage Corp. 6.783%,
                08/18/05 .......................................      3,133,590
    3,000,000   Federal National Mortgage Association 6.140%,
                11/25/05 .......................................      2,979,870
   20,000,000   Resolution Funding Corp., TIGR Coupon Strip
                0.000%, 01/15/11(a) ............................      9,097,800
   15,000,000   Resolution Funding Corp., TIGR Principal Strip
                0.000%, 01/15/30 ...............................      2,222,550
                                                                  -------------
                                                                     23,475,060
                                                                  -------------
U.S. Treasury Bonds
    4,380,000   6.000%, 02/15/26(a) ............................      4,374,525
    1,100,000   6.125%, 11/15/27 ...............................      1,130,426
   15,660,000   6.625%, 02/15/27(a) ............................     17,000,809
    2,560,000   6.375%, 08/15/27 ...............................      2,700,006
                                                                  -------------
                                                                     25,205,766
                                                                  -------------
U.S. Treasury Notes
   10,402,878   3.375%, 01/15/07 II ............................     10,129,802
   24,000,000   5.625%, 12/31/02 ...............................     23,910,000
      100,000   5.625%, 11/30/00 ...............................         99,812
    3,670,000   5.750%, 10/31/02(a) ............................      3,673,450
      700,000   5.750%, 11/30/02 ...............................        700,546
    2,100,000   5.875%, 09/30/02 ...............................      2,111,487
    1,300,000   6.625%, 07/31/01 ...............................      1,336,556
                                                                  -------------
                                                                     41,961,653
                                                                  -------------
U.S. Treasury Principal Strip
    5,000,000   0.000%, 02/15/19 ...............................      1,402,650
   34,000,000   0.000%, 11/15/21(a) ............................      8,084,180
                                                                  -------------
                                                                      9,486,830
                                                                  -------------

Total U.S. Government and Agency Obligations
   (Cost $140,633,163) .........................................  $ 142,418,632
                                                                  -------------

PURCHASED OPTIONS -- 0.0%
      257,500   90 Day Eurodollar Future Call Option, expires
                6/15/98, Strike price $94.25 (Cost $29,223) ....         38,625
                                                                  -------------

SHORT-TERM INVESTMENTS -- 1.0%
U.S. TREASURY BILLS -- 1.0%
    2,200,000   U.S. Treasury Bill 5.230%(b), 03/05/98(c)
                (Cost $2,179,864) ..............................      2,180,437
                                                                  -------------

Total Investments -- 93.3%
   (Cost $198,965,142)                                              204,140,597
Other assets in excess of liabilities -- 6.7%                        14,713,754
                                                                  =============
Total Net Assets -- 100.0%                                        $ 218,854,351
                                                                  =============


Notes to the Portfolio of Investments:
Euro-Dollar -- Bonds issued offshore that pay interest and
   principal in U. S. Dollars.
REMIC -- Real Estate Mortgage Investment Conduit
TBA -- Delayed delivery transaction (Note 9)
TIGR -- Treasury Income Growth Receipts (a stripped U.S. Bond)
Yankee-Dollar -- U.S. Dollar denominated bonds issued by
   non-U.S. companies in the U.S.
144A - Securities restricted for resale to Qualified
   Institutional Buyers
II - Inflation Indexed
(a) All or a portion of these securities have been segregated to cover delayed delivery transactions.
(b) Rate noted reflects yield to maturity at issue.
(c) Security has been pledged to cover collateral requirements for open futures.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc. / Intermediate-Term Bond Fund / December 31, 1997
--------------------------------------------------------------------------------

Principal
Amount                                                                Value
-------------------------------------------------------------------------------
FOREIGN OBLIGATIONS -- 4.6%

Corporate Debt
$   5,000,000   Avon Energy Partners
                Holdings 144A
                6.730%, 12/11/02 ................................  $  5,049,705
                                                                   ------------

Total Foreign Obligations
   (Cost $5,000,000) ............................................     5,049,705
                                                                   ------------

U.S. CORPORATE OBLIGATIONS -- 56.3%

Asset Backed and Mortgage Backed
    1,452,000   DQU II Funding
                7.230%, 12/01/99 ................................     1,479,820
    1,500,000   Household Private Label Credit Card Master
                Trust II 8.000%, 09/20/03 .......................     1,532,340
    1,000,000   Signet Credit Card Master Trust
                7.350%, 09/15/02 ................................     1,015,620
                                                                   ------------
                                                                      4,027,780
                                                                   ------------
Corporate Bonds & Notes
       50,000   Banponce Financial Corp.
                6.750%, 08/09/01 ................................        50,484
    4,500,000   CalEnergy Company, Inc.
                9.500%, 09/15/06 ................................     4,917,240
    1,750,000   CIT Group Holdings, Inc.
                6.200%, 10/20/00 ................................     1,751,803
    3,000,000   Columbia/HCA Healthcare Corp.
                6.870%, 09/15/03 ................................     2,941,470
    1,500,000   Columbia/HCA Healthcare Corp.
                8.700%, 02/10/10 ................................     1,617,195
    2,800,000   Comdisco Inc.
                6.500%, 04/30/99 ................................     2,817,752
    2,500,000   Continental Cablevision, Inc.
                11.000%, 06/01/07 ...............................     2,775,900
    2,100,000   Cox Communications, Inc.
                6.690%, 09/20/04 ................................     2,114,490
    2,000,000   Crane Co.
                7.250%, 06/15/99 ................................     2,027,900
    1,100,000   GTE Corporation
                9.100%, 06/01/03 ................................     1,237,669
    3,000,000   Hewlett-Packard Finance Corp.
                6.500%, 12/30/99 ................................     3,020,625
    1,850,000   Illinois Power
                6.500%, 09/01/99 ................................     1,856,790
    3,000,000   Nationwide Health Properties
                6.900%, 10/01/37 ................................     3,092,166
    4,200,000   Philip Morris Co., Inc.
                6.950%, 06/01/06 ................................     4,329,935
    5,000,000   Six Flags Entertainment
                0.000%, 12/15/99 ................................     4,422,650
    4,050,000   Tele Communications, Inc.
                9.650%, 10/01/03 ................................     4,340,588
    3,500,000   Texaco Capital
                8.500%, 02/15/03 ................................     3,841,390
    1,500,000   United Illuminating
                7.375%, 01/15/98 ................................     1,500,555
    4,400,000   US West Capital Funding, Inc.
                6.950%, 01/15/37 ................................     4,532,308
    3,750,000   USL Capital Corp.
                8.125%, 02/15/00 ................................     3,891,825
                                                                   ------------
                                                                     57,080,735
                                                                   ------------
Total U.S. Corporate Obligations
   (Cost $60,665,854) ...........................................    61,108,515
                                                                   ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 30.9%

U.S. Treasury Notes
    5,000,000   5.750%, 11/15/00 ................................     5,010,935
   23,350,000   5.750%, 10/31/02 ................................    23,371,948
    5,000,000   6.125%, 08/15/07 ................................     5,138,300
                                                                   ------------
                                                                     33,521,183
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc. / Intermediate-Term Bond Fund / December 31, 1997 (continued)
-------------------------------------------------------------------------------

Principal
Amount                                                                Value
-------------------------------------------------------------------------------

Total U.S. Government and Agency Obligations
   (Cost $33,426,313) ...........................................    33,521,183
                                                                   ------------

SHORT-TERM INVESTMENTS -- 7.0%
COMMERCIAL PAPER
$   2,000,000   Goldman Sachs Group LP
                5.950%(a), 01/05/98 .............................     1,998,678
    2,000,000   Transamerica Financial Corp.
                6.000%(a), 01/06/98 .............................     1,998,333
    3,597,000    UBS Finance (Delaware) Inc.
                 6.750%(a), 01/02/98.............................     3,596,326

Total Short-Term Investments                                       ------------
   (Cost $7,593,337).............................................     7,593,337
                                                                   ------------

Total Investments -- 98.8%
   (Cost $106,685,504)                                              107,272,740
Other assets in excess of liabilities --  1.2%                        1,322,894
                                                                   ============
Total Net Assets -- 100.0%                                         $108,595,634
                                                                   ============
Notes to the Portfolio of Investments:
REIT -- Real Estate Investment Trust
144A -- Securities restriced for resale to
   Qualified Institutional Buyers
Yankee-Dollar -- U.S. Dollar denominated bonds issued by
   non-U.S. companies in the U.S.
(a) Rate noted reflects yield to maturity at issue.



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc. / Short-Term Bond Fund / December 31, 1997
--------------------------------------------------------------------------------

Principal
Amount                                                                Value
-------------------------------------------------------------------------------

U.S. CORPORATE OBLIGATIONS -- 34.8%
Asset Backed and Mortgage Backed
$  1,500,000   Contimortgage Home Equity Trust 6.770%, 01/15/12 ... $ 1,510,781
     530,000   Contimortgage Home Equity Trust 7.340%, 07/15/11 ...     535,464
   1,625,000   Equicredit Home Equity Trust, REMIC 6.840%,
               09/15/11 ...........................................   1,653,226
     925,000   Premier Auto 1997-2 A4 6.250%, 06/06/01 ............     926,734
   1,020,000   Student Loan Marketing Association 7.500%,
               03/08/00 ...........................................   1,054,741
   1,250,000   The Money Store Home Equity Trust 6.520%, 07/15/12 .   1,250,388
                                                                   ------------
                                                                      6,931,334
                                                                   ------------
Corporate Bonds & Notes
     800,000   American General 8.500%, 06/15/99 ..................     825,256
     500,000   Associates Corp. N. A. 6.375%, 08/15/00 ............     502,815
     215,000   BankAmerica Corp. 6.625%, 05/30/01 .................     217,346
   1,625,000   BankAmerica Corp. 8.125%, 02/01/02 .................   1,730,706
     775,000   Ford Holdings, Inc. 9.250%, 03/01/00 ...............     822,205
     475,000   Ford Motor Credit Corp. 8.200%, 02/15/02 ...........     507,310
   1,575,000   General Motors 9.625%, 12/01/00 ....................   1,714,167
     895,000   Lehman Brothers Holdings, Inc. 6.500%, 10/01/02 ....     895,179
     317,000   Nationsbank Corp. 6.500%, 08/15/03 .................     320,050
   1,785,000   Norwest Corp. 8.150%, 11/01/01 .....................   1,901,525
   1,500,000   Salomon, Inc. 7.250%, 05/01/01 .....................   1,539,480
     750,000   Sears Roebuck Acceptance Corp. 6.600%, 09/22/04 ....     758,360
   1,780,000   Union Acceptance Corp. 6.260%, 02/08/02 ............   1,780,556
                                                                    -----------
                                                                     13,514,955
                                                                    -----------

Total U.S. Corporate Obligations (Cost $20,313,763) ...............  20,446,289
                                                                    -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 63.1%

U.S. Government Agency Mortgage Backed Obligations
   2,957,945   Federal Home Loan Mortgage Corp., REMIC 5.500%,
               04/15/05 ...........................................   2,913,576
     779,177   Federal Home Loan Mortgage Corp., REMIC 6.000%,
               08/15/20 ...........................................     777,229
   2,036,000   Federal Home Loan Mortgage Corp., REMIC 7.000%,
               06/15/21 ...........................................   2,056,279
   4,469,827   Federal National Mortgage Association 6.470%,
               12/01/01 ...........................................   4,502,009
   2,441,134   Federal National Mortgage Association 6.925%,
               03/01/01 ...........................................   2,485,074
   1,396,876   Federal National Mortgage Association 8.500%,
               03/01/25 ...........................................   1,461,677
   2,740,000   Federal National Mortgage Association, REMIC 5.700%,
               06/25/17 ...........................................   2,715,148
                                                                    -----------
                                                                     16,910,992
                                                                    -----------

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
American Odyssey Funds, Inc. / Short-Term Bond Fund / December 31, 1997 (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

U.S. Government Agency Obligations
$    425,000   Federal Home Loan Bank 5.870%, 11/21/00 ............ $   425,531
   2,500,000   Federal Home Loan Bank 5.970%, 10/06/00 ............   2,508,975
   1,000,000   Federal Home Loan Bank 6.100%, 10/27/99 ............     997,970
   2,400,865   Federal Home Loan Mortgage Corp. 5.500%, 12/01/99 ..   2,390,133
   3,105,000   Federal Home Loan Mortgage Corp. 7.125%, 07/21/99 ..   3,165,641
     580,000   Federal National Mortgage Association 6.270%,
               10/26/00 ...........................................     579,095
                                                                    -----------
                                                                     10,067,345
                                                                    -----------

U.S. Treasury Bonds 5,580,000   6.500%, 05/31/02 ..................   5,743,047
                                                                    -----------
                                                                      5,743,047
                                                                    -----------
U.S. Treasury Notes
   1,100,000   4.750%, 10/31/98 ...................................   1,092,091
   2,545,000   6.125%, 07/31/00 ...................................   2,571,239
     724,000   7.125%, 09/30/99 ...................................     741,195
                                                                    -----------
                                                                      4,404,525
                                                                    -----------

Total U.S. Government and Agency Obligations
  (Cost $36,874,528) ..............................................  37,125,909
                                                                    -----------


Total Investments -- 97.9%
  (Cost $57,188,291)                                                 57,572,198
Other assets in excess of liabilities -- 2.1%                         1,248,348
                                                                    ===========
Total Net Assets -- 100.0%                                          $58,820,546
                                                                    ===========
Notes to the Portfolio of Investments:
REMIC -- Real Estate Mortgage Investment Conduit


   The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------
  Notes to Financial Statements
  American Odyssey Funds, Inc./December 31, 1997
-------------------------------------------------------------------------------

NOTE 1.  Organization

      American Odyssey Funds, Inc., (the "Company"), was organized as a Maryland corporation in December 1992. It is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. It consists of six separate funds (the "Fund(s)"): International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Intermediate-Term Bond Fund, and Short-Term Bond Fund. Shares of the Funds are offered only to life insurance company separate accounts to serve as the underlying investment vehicle for variable annuity and variable life insurance contracts; qualified retirement plans, as permitted by Treasury regulations and insurance companies and their affiliates.

NOTE 2.  Significant Accounting Policies

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

a)  Securities Valuation

      Securities traded on a national exchange and those traded on over-the-counter markets are valued at the last sales price; if there was no sale on such day, the securities are valued at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair market value, at which time the security will be valued at its fair value as determined in good faith by the Board of Directors.

      Futures contracts and options are valued based upon their quoted daily settlement prices.

b)  Off Balance Sheet Risk

      The Funds may utilize futures contracts, options, and forward foreign currency contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. The primary risks associated with the use of these financial instruments for hedging purposes are (a) an imperfect correlation between the change in market value of the other securities held by the Funds and the change in market value of these financial instruments,
(b) the possibility of an illiquid market, and (c) the non-performance of the counterparties under the terms of the contract. As a result, the use of these financial instruments may involve, to a varying degree, risk of loss in excess of the amount recognized in the Statement of Assets and Liabilities.

c)  Futures Contracts

      Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities to the broker depending upon whether unrealized gains or losses are incurred. Gains and losses are realized upon the expiration or closing of the futures contract.

d)  Options

      The premium paid by the Fund for the purchase of a call or put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked to market" to reflect the current market value of the option purchased. The current market value of a purchased option is the last reported sale price on the principal exchange on which such option is traded. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

      The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased.

e)  Forward Foreign Currency Contracts

      The International Equity Fund may enter into forward foreign currency contracts to manage its exposure to fluctuations in certain foreign currency values. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as a unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values and interest rates.

f)  Repurchase Agreements

      The Funds may enter into repurchase agreements (on an individual Fund basis or in conjunction with the other Funds) with the seller wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The Funds will not enter into repurchase agreements unless the agreement is fully collateralized. Securities purchased subject to the repurchase agreement are deposited with a custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value at least equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the seller is required to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

g)  Currency Translation

      Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rate of exchange at the end of the period. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when accrued.

      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

h)  Organization Expenses

      Organization expenses totaling $147,450 have been deferred and are being amortized on a straight-line basis through May 1998. If any of the initial shares of the Company are redeemed by any shareholder during the period of amortization of organization expenses, the redemption proceeds will be reduced by the pro rata amount of unamortized organization expenses based on the number of initial shares being redeemed to the number of initial shares outstanding at the time of redemption.

i)  Taxes

      It is the Company's policy to comply with the provisions of the Internal Revenue Code applicable to a regulated investment company. Under such provisions, the Company will not be subject to federal income tax as the Company intends to distribute as dividends substantially all of the net investment income, if any, of each Fund. The Company also intends to distribute annually all of its net realized capital gains. Such dividends and distributions are automatically reinvested in additional shares of the Funds.

j)  Distributions

      Dividends from net investment income and capital gains distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. As a result, dividends and distributions differ from net investment income and net realized capital gains due to timing differences, primarily the deferral of losses due to wash sales and the deferral of net realized capital losses recognized subsequent to October 31, 1997. Distributions which were the result of permanent differences between book and tax rules, primarily due to the differing treatment of foreign currency transactions and the inability to carry net operating losses forward to future years, have been reclassified to additional paid-in capital, undistributed net investment income and accumulated net realized gain (loss) on investments, futures contracts, option contracts and foreign currency transactions.

k)  Securities Transactions

      Securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily as earned.

NOTE 3. Management, Transfer Agency and Subadvisory Agreements and Transactions with Affiliates

      The Company has entered into a management  agreement with American
Odyssey Funds Management, Inc. (AOFM), pursuant to which AOFM manages the investment operations of the Company and administers the Company's affairs. AOFM has entered into subadvisory agreements for investment advisory services in connection with the management of each of the Funds. AOFM supervises the subadvisors' performance of advisory services and will make recommendations to the Company's Board of Directors with respect to the retention or renewal of the subadvisory agreements. AOFM pays for the costs pursuant to the subadvisory agreements, the cost of compensating officers of the Company, occupancy, and certain clerical and accounting costs of the Company.The Company bears all other costs and expenses.

      Under the terms of the management agreement, the Funds pay AOFM a manage-ment fee based on average daily net assets as follows: International Equity Fund, .70% for the first $50 million in assets, .65% for the next $50 million in assets, and .55% for the assets over $100 million; Emerging Opportunities Fund, .75% for the first $50 million in assets allocated to Cowen Asset Management ("Cowen"), .70% for the next $50 million in assets allocated to Cowen, and .65% for assets over $100 million allocated to Cowen, .65% for the first $100 million in assets allocated to Wilke/Thompson Capital Management, Inc. ("Wilke/Thompson") and .55% for the assets over $100 million allocated to Wilke/Thompson; Core Equity Fund, .60% for the first $100 million in assets and
 .55% for the assets over $100 million; Long-Term Bond Fund, .50% for the first $250 million in assets, and .40% for assets over $250 million; Intermediate-Term Bond Fund, .50% for the first $100 million in assets, .45% for the next $100 million in assets, and .40% for assets over $200 million; Short-Term Bond Fund,
 .50% for the first $100 million in assets and .40% for assets over $100 million. Prior to May 1, 1997, Wilke/Thompson was the sole subadvisor for the Emerging Opportunities Fund. The management fee paid to AOFM prior to that date was .65% for the first $100 million in assets and .55% for assets over $100 million. AOFM's management fees for the year ended December 31, 1997 were $6,457,424.

      AOFM previously agreed to waive fees or reimburse expenses for the Short-Term Bond Fund to the extent the Fund's total expense ratio (excluding interest, taxes, brokerage, other expenses which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses, but including the Manager's investment advisory fees), exceeded 0.75%. During the fiscal year ended December 31, 1997, the Short-Term Bond Fund completed repaying the Manager for any fees the Manager previously waived or expenses the Manager previously reimbursed pursuant to the above expense limitation. For the year ended December 31, 1997, the Short-Term Bond Fund paid to AOFM $42,792 for reimbursement of previous fees waived and expenses reimbursed..

      The Company has entered into a transfer agency agreement with AOFM pursuant to which AOFM is responsible for shareholders' record keeping and communications. AOFM does not currently charge any additional fees for these services.

      Under the subadvisory agreements, AOFM pays each subadvisor a fee that is computed daily and paid monthly at the annual rates based on the value of the Fund's average daily net assets as follows: International Equity Fund, .45% for the first $50 million in assets, .40% for the next $50 million in assets, and
 .30% for assets over $100 million; Emerging Opportunities Fund, .50% for the first $50 million in assets allocated to Cowen, .45% for the next $50 million in assets allocated to Cowen, and .40% for assets over $100 million allocated to Cowen, .40% for the first $100 million in assets allocated to Wilke/Thompson and
 .30% for assets over $100 million allocated to Wilke/Thompson; Core Equity Fund, .35% for the first $100 million in assets and .30% for assets over $100 million;
Long-Term Bond Fund, .25% for the first $250 million in assets and .15% for assets over $250 million; Intermediate-Term Bond Fund, .25% for the first $100 million in assets, .20% for the next $100 million in assets, and .15% for assets over $200 million; and Short-Term Bond Fund, .25% for the first $100 million in assets and .15% for assets over $100 million. Prior to May 1, 1997, Wilke/Thompson was the sole subadvisor for the Emerging Opportunities Fund.

      Travelers Asset Management International Corporation, an affiliate of AOFM, serves as subadvisor for the Intermediate-Term Bond Fund.

NOTE 4.  Directed Brokerage Arrangements

      The International Equity Fund and Core Equity Fund have entered into brokerage service arrangements with certain broker-dealers. The broker-dealers have agreed to pay certain Fund expenses in exchange for the Fund directing a portion of the fund brokerage to these broker dealers. In no event would the Fund pay additional brokerage or receive inferior execution of transactions for fund brokerage so allocated.

      Under these arrangements for the year ended December 31, 1997, broker-dealers paid custodian expenses for the International Equity Fund and the Core Equity Fund of $35,639 and $58,525, respectfully.

NOTE 5.  Securities Transactions

      The cost of purchases and proceeds from sales of investment securities (excluding short-term investments and repurchase agreements), for the year ended December 31, 1997 were:


                                                        Emerging                                     Intermediate-
                                    Internationa     Opportunities     Core Equity      Long-Term        Term        Short-Term
                                    Equity Fund           Fund             Fund         Bond Fund      Bond Fund     Bond Fund
                                   --------------   ---------------   -------------    -----------   -------------  ------------
Purchases:
  Government......................  $        --      $         --      $         --   $625,127,560   $103,812,247   $ 92,163,012
  Non-Government..................   91,963,944       211,342,351       190,344,034     44,229,130     99,747,105     24,161,769
                                    -----------      ------------      ------------   ------------   ------------   ------------
  Total...........................  $91,963,944      $211,342,351      $190,344,034   $669,356,690   $203,559,352   $116,324,781
                                    ===========      ============      ============   ============   ============   ============

Sales:
  Government......................  $        --      $         --      $         --   $621,325,933   $ 90,856,875   $ 93,366,643
  Non-Government..................   46,941,480       161,481,564       158,647,206     19,170,339    104,069,897     10,852,802
                                    ===========      ============      ============   ============   ============   ============
  Total...........................  $46,941,480      $161,481,564      $158,647,206   $640,496,272   $194,926,772   $104,219,445
                                    ===========      ============      ============   ============   ============   ============


      At December 31, 1997, the cost of securities for federal income tax purposes and the unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund was as follows:


                                                        Emerging                                     Intermediate-
                                    Internationa     Opportunities     Core Equity      Long-Term        Term        Short-Term
                                    Equity Fund           Fund             Fund         Bond Fund      Bond Fund     Bond Fund
                                   --------------   ---------------   -------------    -----------   -------------  ------------
Federal Income Tax Cost...........  $201,197,983     $212,866,154      $297,388,264   $199,003,151   $106,685,504   $57,204,658
                                    ============     ============      ============   ============   ============   ===========
Gross Unrealized
  Appreciation....................    44,039,532       42,142,217       116,449,047      5,472,822        673,017       398,086
Gross Unrealized
  (Depreciation)..................   (21,029,663)      (9,233,575)       (7,765,977)      (335,376)       (85,781)      (30,546)
                                    ------------     ------------      ------------   ------------   ------------   -----------
Net Unrealized Appreciation.......  $ 23,009,869     $ 32,908,642      $108,683,070   $  5,137,446   $    587,236   $   367,540
                                    ============     ============      ============   ============   ============   ===========


NOTE 6.  Futures Contracts

      At December 31, 1997, the Long-Term Bond Fund had entered into the following futures contracts:


                                                                                                                  Unrealized
    Number                                        Underlying             Expiration     Nominal     Nominal       Appreciation/
 of Contracts             Face Value              Securities                Date          Cost       Value       (Depreciation)
--------------           ------------    -----------------------------  ------------   ---------   ---------    ----------------
Short Position
--------------
     231                  $23,100,000    U.S. Long-Term Treasury Bonds     3/20/98    $27,650,892 $27,828,281     $   (177,389)
Long Position
-------------
     130                   13,000,000    5 Year U.S. Treasury Note         3/20/98     14,122,225  14,121,250             (975)
                                                                                                                  ------------
                                         Total:                                                                   $   (178,364)
                                                                                                                  ============


      At December 31, 1997, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open future contracts.

NOTE 7. Written Options

      The Long Term Bond Fund's activity in written options during year ended December 31, 1997 was as follows:


                                                                                         Number of
                                                                                          Options       Premiums
                                                                                         ----------    -----------
Options Outstanding at December 31, 1996..............................................         213     $  197,715
    Options Written...................................................................       6,187      1,407,266
    Options Canceled in Closing Transactions..........................................      (1,951)    (1,260,110)
    Options Expired...................................................................      (4,275)      (242,551)
    Options Exercised.................................................................        (174)      (102,320)
                                                                                        ----------     ----------
Options Outstanding at December 31, 1997..............................................           0     $        0
                                                                                        ==========     ==========

Cost of closing transactions.........................................................                  $  806,770
                                                                                                       ==========


NOTE 8. Forward Foreign Currency Contracts

      The International Equity Fund had forward foreign currency contracts which contractually obligates the Fund to deliver or receive currencies at specified future dates. The following contracts were open at December 31, 1997:


                                                                Foreign
                                                               Contract                                Unrealized
                                                                U.S. $      Settlement    Current      Appreciation/
                           Sales                                 Value        Date      U.S. $ Value  (Depreciation)
------------------------------------------------------------  ------------  ----------  ------------- ------------
British Pound.............................................    $ 6,579,630    01/26/98    $ 6,648,723   $  (69,093)
British Pound.............................................      5,748,174    02/24/98      5,593,964      154,210
German Deutsche Mark......................................      3,430,531    01/14/98      3,322,628      107,903
Japanese Yen..............................................      3,241,430    02/27/98      3,122,467      118,963
Japanese Yen..............................................      8,798,760    03/09/98      8,531,746      267,014
Japanese Yen..............................................      3,164,738    03/16/98      3,129,812       34,926
Swiss Franc...............................................      5,198,064    01/07/98      5,154,366       43,698
Swiss Franc...............................................      4,202,149    01/30/98      4,027,273      174,876
Swiss Franc...............................................      3,309,557    02/13/98      3,121,268      188,289
                                                              -----------                -----------   ----------
    Total Sales...........................................    $43,673,033                $42,652,247   $1,020,786
                                                              ===========                ===========  ===========


NOTE 9.  Delayed Delivery Transactions:

      The Long-Term Bond Fund may purchase and sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund instructs its custodian to segregate securities having a value at least equal to the net amount of the purchase commitments.

      At December 31, 1997, the Fund has entered into the following delayed delivery transactions.


                                                                                   Settlement
 Type                                  Security                                       Date            Amount
 ----    ---------------------------------------------------------------------    --------------    -----------
 Buy     Federal National Mortgage Association, 7%...........................       01/14/98        $10,186,362
 Buy     Federal National Mortgage Association, 7%...........................       01/14/98          2,944,594
 Buy     Federal National Mortgage Association, 7%...........................       01/14/98         18,193,327
 Buy     Federal National Mortgage Association, TBA, 8.5%....................       01/14/98          3,135,938
 Buy     Government National Mortgage Association, TBA, 7%...................       01/22/98          4,609,988
 Buy     Government National Mortgage Association, TBA, 7.5%.................       01/22/98          9,113,639
 Buy     Government National Mortgage Association, TBA, 8.5%.................       01/22/98          3,153,750
                                                                                                    -----------
         Total...............................................................                       $51,337,598
                                                                                                    ===========

 Sell    Federal National Mortgage Association, 7%...........................       01/14/98        $ 2,962,739
 Sell    Federal National Mortgage Association, 7%...........................       01/14/98         10,254,759
 Sell    Federal National Mortgage Association, 7%...........................       01/14/98          4,020,625
 Sell    Federal National Mortgage Association, 6%...........................       01/14/98         12,630,118
 Sell    Government National Mortgage Association, TBA, 7% ..................       01/22/98          2,561,981
 Sell    Government National Mortgage Association, TBA, 8.5%.................       01/22/98          1,035,847
 Sell    Government National Mortgage Association, TBA, 7%...................       01/22/98         11,244,142
 Sell    Government National Mortgage Association, TBA, 8.5%.................       01/22/98          5,238,067
                                                                                                    -----------
         Total...............................................................                       $49,948,278
                                                                                                    ===========


NOTE 10.  Federal Income Taxes:

         For federal income tax purposes, the Funds indicated below have a capital loss carryforward as of December 31, 1997 which is available to offset future capital gains, if any.

                                                     Capital
                                                      Loss         Expiration
                                                   Carryforward       Date
                                                   ------------    -----------
       Emerging Opportunities                       $1,119,594     12/31/2005
                                                    ==========

       Short-Term Bond                              $   85,972     12/31/2002
                                                       148,584     12/31/2005
                                                    ----------
                                                    $  234,556
                                                    ==========

The International Equity elected to defer to its fiscal year ending December 31, 1998, $627,301 of losses recognized during the period November 1, 1997 to December 31, 1997.

Supplementary Data (Unaudited):  Proxy Voting Results

A special meeting of the fund's shareholders was held on April 23, 1997. The results of votes taken among shareholders on proposals are listed below.

Proposal 1

For the Emerging Opportunities Fund Only: To approve or disapprove certain advisory and subadvisory agreements to add Cowen Asset Management as a second subadvisor for the Emerging Opportunities Fund.

                                              # of
                                         Shares Voted     % of Shares

Affirmative..........................      11,951,639         86.23%
Against..............................       1,125,862          8.12%
Abstain..............................         782,684          5.65%
  TOTAL..............................      13,860,185        100.00%

Proposal 2

For all Funds: To approve or disapprove an arrangement, a new investment advisory agreement, and revised subadvisory agreements that would permit AOF to enter into new subadvisory agreements or to amend the terms of existing subadvisory agreements without the approval of persons having voting rights.

International Equity Fund Shareholders:

                                              # of
                                         Shares Voted     % of Shares

Affirmative..........................      10,242,491         79.54%
Against..............................       2,024,726         15.72%
Abstain..............................         610,263          4.74%
  TOTAL..............................      12,877,480        100.00%

Emerging Opportunities Fund Shareholders:

                                              # of
                                         Shares Voted     % of Shares

Affirmative..........................      10,950,517         79.01%
Against..............................       2,259,349         16.30%
Abstain..............................         650,319          4.69%
  TOTAL..............................      13,860,185        100.00%

Core Equity Fund Shareholders:

                                              # of
                                         Shares Voted     % of Shares

Affirmative..........................      15,121,900         80.86%
Against..............................       2,685,083         14.36%
Abstain..............................         895,277          4.78%
  TOTAL..............................      18,702,260        100.00%

Long-Term Bond Fund Shareholders:

                                              # of
                                         Shares Voted     % of Shares

Affirmative..........................      13,700,793         80.72%
Against..............................       2,476,163         14.59%
Abstain..............................         795,855          4.69%
  TOTAL..............................      16,972,811        100.00%

Intermediate-Term Bond Fund Shareholders:

                                              # of
                                         Shares Voted     % of Shares

Affirmative..........................       7,284,262         80.30%
Against..............................       1,409,444         15.54%
Abstain..............................         377,829          4.16%
  TOTAL..............................       9,071,535        100.00%

Short-Term Bond Fund Shareholders:

                                              # of
                                         Shares Voted     % of Shares

Affirmative..........................       4,174,795         83.95%
Against..............................         569,127         11.45%
Abstain..............................         228,794          4.60%
  TOTAL..............................       4,972,716        100.00%

                        REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and
Board of Directors of the
American Odyssey Funds, Inc.:


      We have audited the statements of assets and liabilities, including the portfolios of investments, of the American Odyssey Funds, Inc., comprising, respectively, the International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Intermediate Term Bond Fund, and Short-Term Bond Fund, (the "Funds"), as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from May 17, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the American Odyssey Funds, Inc. as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 6, 1998

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

         (a).     FINANCIAL STATEMENTS

                  1. Financial Statements included in the Prospectus constituting Part A of this Registration Statement:

                  Financial Highlights

                  2. Financial Statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

                  Statements of Assets and Liabilities
                  Statements of Operations
                  Statements of Changes in Net Assets
                  Financial Highlights
                  Portfolios of Investments
                  Notes to Financial Statements
                  Report of Independent Accountants

         (b).     EXHIBITS

                  1.       (a)      Articles of Incorporation (1)

                           (b)      Amendment to Articles of Incorporation (3)

                  2.       By-Laws (8)

                  3.       Not Applicable

                  4.       Not Applicable


                  5. (a) Investment Management Agreement between Registrant and American Odyssey Funds Management, Inc. (11)

                           (b) Subadvisory Agreement among Registrant, American Odyssey Funds Management, Inc. and Equinox Capital Management, L.L.C. (11)

                           (c) Subadvisory Agreement among Registrant, American Odyssey Funds Management, Inc. and Chartwell Investment Partners (11)

                           (d) Subadvisory Agreement among Registrant, American Odyssey Funds Management, Inc. and Bank of Ireland Asset Management Ltd. (11)

                           (e) Subadvisory Agreement among Registrant, American Odyssey Funds Management, Inc. and Western Asset Management Company (11)

                           (f) Subadvisory Agreement among Registrant, American Odyssey Funds Management, Inc. and Travelers Asset Management International Corporation (11)

                           (g) Subadvisory Agreement among Registrant, American Odyssey Funds Management, Inc. and BEA Associates
                           (11)

                           (h) Subadvisory Agreement among Registrant, American Odyssey Funds Management, Inc. and Cowen & Co. (11)


                  6. (a) Form of Participation Agreement among Registrant, Copeland Equities, Inc. and The Travelers Insurance Company (2)

                           (b) Distribution Agreement between Registrant and Copeland Equities, Inc. (8)

                           (c) Amendment No. 1 to the Participation Agreement among Registrant, Copeland Equities, Inc. and The Travelers Insurance Company (4)

                  7.       Not Applicable

                  8. (a) Form of Custodian Contract between Registrant and The Bank of New York (1)

                           (b) Custodian Agreement between Registrant and Investors Bank & Trust Company (6)

                  9. (a) Form of Accounting Services Agreement between Registrant and The Bank of New York (1)

                           (b) Form of Transfer Agency Agreement between Registrant and American Odyssey Funds Management, Inc. (2)

                  10.      Opinion of Counsel (5)

                  11.      Consent of Independent Accountants (11)

                  12.      Not Applicable

                  13.      Not Applicable

                  14.      Not Applicable

                  15.      Not Applicable

                  16.      Not Applicable

                  17.      Financial Data Schedules (11)

                  18.      Not Applicable

                  19.      Powers of Attorney:

                           Robert C. Dughi (1)
                           Kent A. Kelley (1)
                           Steven I. Weinstein (1)
                           William A. Arnold (10)
                           Linda Walker Bynoe (2)
                           John G. Beam, Jr. (2)
                           Nicholas D. Yatrakis (2)
                           Jane DiRenzo Pigott (3)
                           Mark M. Skinner (3)
-----------------------------

(1) Incorporated by reference to the initial registration statement filed January 27, 1993.

(2)      Incorporated by reference to Pre-Effective Amendment No. 1 filed April

         22, 1993.
(3) Incorporated by reference to Post-Effective Amendment No. 1 filed November 24, 1993.
(4) Incorporated by reference to Post-Effective Amendment No. 2 filed March 1, 1994.

(5)      Incorporated by reference to Post-Effective Amendment No. 1 filed

         November 24, 1993.
(6) Incorporated by reference to Post-Effective Amendment No. 4 filed April 28, 1995.
(7) Incorporated by reference to Post-Effective Amendment No. 5 filed April 29, 1996.
(8) Incorporated by reference to Post-Effective Amendment No. 6 filed February 28, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 7 filed April 30, 1997.
(10) Incorporated by reference to Post-Effective Amendment No. 8 filed March 2, 1998.
(11)     Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Not Applicable

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.


         Title of Class                                                 Number of Record Holders
         --------------                                                 ------------------------
American Odyssey Global High-Yield Bond Fund                                       4

American Odyssey International Equity Fund                                         5

American Odyssey Emerging Opportunities Fund                                       6

American Odyssey Core Equity Fund                                                  5

American Odyssey Long-Term Bond Fund                                               5

American Odyssey Intermediate-Term Bond Fund                                       5


ITEM 27. INDEMNIFICATION.

         Article VII, paragraph (3) of the Registrant's Articles of Incorporation provides: "Each director and each officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the General Laws of the State of Maryland and the Investment Company Act of 1940, now or hereafter in force, including the advance of related expenses.: Article IX provides in pertinent part: "No provision of these Articles of Incorporation shall be effective to (i) require a waiver of compliance with any provision of of the Securities Act of 1933, as amended, or the Investment Company Act of 1940, as amended, or of any valid rule, regulation or order of the Securities and Exchange Commission thereunder or (ii) protect or purport to protect any director or officer of the Corporation against any liability to the corporation or its security holders to which he would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office." Article II, Section 2 of Registrant's By-Laws contain similar provisions.

         The agreement between the Registrant (the "Series Fund") and American Odyssey Funds Management, Inc. (the "Manager") provides:

         "The Manager shall not be liable for any loss suffered by the Series Fund as the result of any negligent act or error of judgment of the Manager in connection with the matters of which this Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in
         Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. The Series Fund shall indemnify the Manager and hold it harmless from all cost, damage and expenses, including reasonable expenses for legal counsel, incurred by the Manager resulting from actions for which for which it is relieved of responsibility by this paragraph. The Manager shall indemnify the Series Fund and hold it harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the Series Fund resulting from actions for which the Manager is not relieved of responsibility by this paragraph."

         The agreement among the Registrant (the "Series Fund"), American Odyssey Funds Management, Inc. (the "Manager"), and the Subadvisers provide:

         "The Subadviser shall not be liable for any loss suffered by the Series Fund or the Manager as a result of any negligent act or error of judgment of the Subadviser in connection with the matters to which the Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence on the Subadviser's part in the performance of its duties or from its reckless disregard of its obligations and duties under this Agreement. The Series Fund shall indemnify the Subadviser and hold it harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the Subadviser resulting from actions from which it is relieved of responsibility by this paragraph. The Subadviser shall indemnify the Series Fund and the Manager and hold them harmless from all cost, damage and expense, including reasonable expenses for legal counsel, incurred by the Series Fund and the Manager resulting from actions from which the Subadviser is not relieved of responsibility by this paragraph."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         (a) AMERICAN ODYSSEY FUNDS MANAGEMENT, INC. ("AOFM")

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         The business and other connections of AOFM's directors and officers are set forth below. Except as otherwise indicated, the address of each person is Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063.

Name and Address           Position with AOFM                    Principal Occupation
----------------           ------------------                    --------------------
Robert C. Dughi            Chairman of the Board and             Board of Directors and Chief Executive
                           President                             Officer, The Copeland Companies and various
                                                                 affiliates

Mark M. Skinner            Director and Executive Vice           Executive Vice President and Chief Marketing
                           President                             Officer, The Copeland Companies; President,
                                                                 Copeland Equities, Inc.; Executive Vice
                                                                 President, Copeland Financial Services, Inc.

Mark E. Freemyer           Vice President                        Vice President, The Copeland Companies and
                                                                 various affiliates

Paul S. Feinberg           Senior Vice President, General        Senior Vice President, General Counsel and
                           Counsel and Secretary, and Director   Secretary, The Copeland Companies and
                                                                 various affiliates

Peter J. Gulia             Vice President, Counsel, and          Vice President, Counsel, and Assistant
                           Assistant Secretary                   Secretary, The Copeland Companies and
                                                                 various affiliates


Lori M. Renzulli           Assistant Secretary                   Assistant Counsel, The Copeland Companies
                                                                 and various affiliates

Donna S. Webber            Assistant Secretary                   Vice President, Counsel, and Assistant
                                                                 Secretary, The Copeland Companies and
                                                                 various affiliates


William A. Arnold          Senior Vice President, Chief          Senior Vice President, Chief Financial
                           Financial Officer, and Treasurer      Officer, and Treasurer, The Copeland

                                                                 Companies and various affiliates

Name and Address           Position with AOFM                    Principal Occupation
----------------           ------------------                    --------------------

Michael R. Zarelli         Senior Vice President, Finance, and   Senior Vice President, Finance, The Copeland
                           Director                              Companies and various affiliates


         (B) BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Bank of Ireland Asset Management (U.S.) Limited's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29606), as most recently amended, the text of which is incorporated herein by reference.


         (C) CHARTWELL INVESTMENT PARTNERS

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Chartwell Investment Partners' directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54124), as most recently amended, the text of which is incorporated herein by reference.


         (D) EQUINOX CAPITAL MANAGEMENT, L.L.C.

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Equinox Capital Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-34524), as most recently amended, the text of which is incorporated herein by reference.

         (E) WESTERN ASSET MANAGEMENT COMPANY

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Western Asset Management's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-08162), as most recently amended, the text of which is incorporated herein by reference.

         (F) TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Travelers Asset Management International Corporation's directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17003), as most recently amended, the text of which is incorporated herein by reference.


         (G) BEA ASSOCIATES

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to BEA Associates' directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-37170), as most recently amended, the text of which is incorporated herein by reference.


         (H). COWEN & CO.

         See "Management of the Funds" both in the Prospectus constituting Part A of this Registration Statement and in the Statement of Additional Information constituting Part B of this Registration Statement.

         Information as to Cowen & Co.'s, and its investment management division, Cowen Asset Management, directors and executive officers is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7380), as most recently amended, the text of which is incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Copeland Equities, Inc. does not act as principal underwriter, depositor or investment adviser of any other investment company.

         (b) Information concerning the directors and officers of Copeland Equities, Inc. is set forth below. Except as otherwise indicated, the address of each person is Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063.

Name                                 Positions and Offices with          Positions and Offices with
                                            Underwriter                          Registrant
                                            -----------                          ----------
Robert C. Dughi                      Chairman of the Board of            Chairman of the Board of Directors
                                     Directors
Mark M. Skinner                      Director and President              Director and Executive Vice
                                                                         President

Craig S. Cheyne                      Regional Vice President                            None

Paul S. Chong                        Senior Vice President, Corporate                   None
                                     Markets

Hazel E. Durand                      Regional Vice President                            None

James R. Famularo                    Vice President, Financial                          None
                                     Operations

Paul S. Feinberg                     Senior Vice President, General      Senior Vice President and
                                     Counsel and Secretary, and          Secretary
                                     Director

Mark E. Freemyer                     Vice President                      Vice President

Gary E. Ganakas                      Senior Vice President                              None

Harvey J. Gannon                     Vice President, Client                             None
                                     Communications and Services


William M. Gardner                   Senior Vice President                              None

Sage D. Grumbach                     Vice President, Field Training                     None
                                     and Development

Peter J. Gulia                       Vice President, Counsel, and                       None
                                     Assistant Secretary

Robert C. Kniceley                   Senior Vice President,                             None
                                     Government Markets

Stephen E. Maschino                  Regional Vice President                            None

Brendan F. Morrison                  Vice President, Government                         None
                                     Markets

Mary F. Nolan                        Vice President, Marketing                          None

Elizabeth A. O'Brien                 Regional Vice President                            None

Lori M. Renzulli                     Assistant Secretary                                None

George A. Ryan                       Assistant Secretary                                None
One Tower Square
Hartford, CT  06183

William B. Schwartz                  Regional Vice President                            None

William P. Schwarzkopf               Senior Vice President                              None

J. Dennis Smith                      Regional Vice President                            None

Michael L. St. Clair                 Senior Vice President                              None

Donna S. Webber                      Vice President, Counsel, and                       None
                                     Assistant Secretary

Michael R. Zarelli                   Senior Vice President, Chief                       None
                                     Financial Officer and Treasurer,
                                     and Director

Joseph Zavoda                        Vice President, 401(k)
                                     Compliance Services


         (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of (1) the Registrant and American Odyssey Funds Management, Inc., Two Tower Center, P.O. Box 1063, East Brunswick, NJ 08816-1063; (2) Bank of Ireland Asset Management (U.S.) Limited, 26 Fitzwilliam Place, Dublin 2, Ireland and 20 Horseneck Lane, Greenwich, CT 06830; (3) Chartwell Investment Partners, 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312; (4) Equinox Capital Management, L.L.C., 590 Madison Avenue, New York, NY 10022; (5) Western Asset Management, 117 East Colorado Boulevard, Pasadena, CA 91105; (6) Travelers Asset Management International Corporation, One Tower Square, Hartford, CT

06183; (7) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, NY 10022; (8) Cowen & Co., Financial Square, New York, NY 10005; and (9) Investors Bank and Trust Company, 200 Clarendon Street, Boston, MA 02116.


ITEM 31. MANAGEMENT SERVICES

         Not Applicable

ITEM 32. UNDERTAKINGS

         The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, the Registrant certifies that this amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the 1933 Act and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the filing date of a Post-Effective Amendment under Rule 485(a), and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of East Brunswick, and the State of New Jersey on the 24th day of April, 1998.


                                            AMERICAN ODYSSEY FUNDS, INC.


/s/ Robert C. Dughi                         By: /s/ Paul S. Feinberg
-------------------                             -------------------------------
Robert C. Dughi                                 Paul S. Feinberg
Chairman of the Board and President             Attorney-in-fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 1998.


Signature and Title
-------------------
/s/ Robert C. Dughi                                    By:  /s/ Paul S. Feinberg
-----------------------------                               --------------------
Robert C. Dughi                                        Paul S. Feinberg
Chairman of the Board of Directors                     (Attorney-in-Fact)

/s/ John G. Beam, Jr.                                  By:  /s/ Paul S. Feinberg
-----------------------------                               --------------------
John G. Beam, Jr.                                      Paul S. Feinberg
Director                                               (Attorney-in-Fact)

/s/ Linda Walker Bynoe                                 By:  /s/ Paul S. Feinberg
-----------------------------                               --------------------
Linda Walker Bynoe                                     Paul S. Feinberg
Director                                               (Attorney-in-Fact)

/s/ Jane DiRenzo Pigott                                By:  /s/ Paul S. Feinberg
-----------------------------                               --------------------
Jane DiRenzo Pigott                                    Paul S. Feinberg
Director                                               (Attorney-in-Fact)

/s/ Kent A. Kelley                                     By:  /s/ Paul S. Feinberg
-----------------------------                               --------------------
Kent A. Kelley                                         Paul S. Feinberg
Director                                               (Attorney-in-Fact)

/s/ Mark M. Skinner                                    By:  /s/ Paul S. Feinberg
-----------------------------                               --------------------
Mark M. Skinner                                        Paul S. Feinberg
Executive Vice President and Director                  (Attorney-in-Fact)

/s/ Nicholas D. Yatrakis                               By:  /s/ Paul S. Feinberg
-----------------------------                               --------------------
Nicholas D. Yatrakis                                   Paul S. Feinberg
Director                                               (Attorney-in-Fact)

/s/ Steven I. Weinstein                                By:  /s/ Paul S. Feinberg
-----------------------------                               --------------------
Steven I. Weinstein                                    Paul S. Feinberg
Director                                               (Attorney-in-Fact)

/s/ William A. Arnold                                  By:  /s/ Paul S. Feinberg
-----------------------------                               --------------------
William A. Arnold                                      Paul S. Feinberg
Senior Vice President and Treasurer;                   (Attorney-in-Fact)
Principal Financial Officer;
Principal Accounting Officer

                                  EXHIBIT INDEX



          EXHIBIT NUMBER                        DESCRIPTION                         PAGE NUMBERS
          --------------                        -----------                         ------------
               5(a)                  Investment Management Agreement                   C-14
                                     between Registrant and Manager

               5(b)                  Subadvisory Agreement among                       C-22
                                     Registrant, the Manager, and
                                     Equinox

               5(c)                  Subadvisory Agreement among                       C-28
                                     Registrant, the Manager and
                                     Chartwell Investment Partners

               5(d)                  Subadvisory Agreement among                       C-34
                                     Registrant, the Manager and Bank
                                     of Ireland Asset Management

               5(e)                  Subadvisory Agreement among                       C-40
                                     Registrant, the Manager and
                                     Western Asset

               5(f)                  Subadvisory Agreement among                       C-46
                                     Registrant, the Manager and TAMIC

               5(g)                  Subadvisory Agreement among                       C-52
                                     Registrant, the Manager and BEA

               5(h)                  Subadvisory Agreement among                       C-57
                                     Registrant, the Manager and Cowen

                11                   Consent of Independent                            C-63
                                     Accountants

                17                   Financial Data Schedules                          C-64